UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2015

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

SFT Advantus Bond Fund

SFT Advantus Index 400 Mid-Cap Fund

SFT Advantus Index 500 Fund

SFT Advantus International Bond Fund

SFT Advantus Managed Volatility Fund

SFT Advantus Money Market Fund

SFT Advantus Mortgage Securities Fund

SFT Advantus Real Estate Securities Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Pyramis® Core Equity Fund

SFT T. Rowe Price Value Fund

Financial security
  for the long run ®

SFT Advantus Bond Fund

Fund Objective

The SFT Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Advantus Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	0.67 percent*
Class 2	0.54 percent*

The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, returned (0.10) percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Index 400 Mid-Cap Fund

Fund Objective

The SFT Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Advantus Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	4.06 percent*
Class 2	3.93 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400 Index, returned 4.20 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust—Advantus Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $3.8 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Advantus Index 500 Fund

Fund Objective

The SFT Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Advantus Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	1.12 percent*
Class 2	1.00 percent*

The Fund's benchmark, the Standard & Poor's 500 Index, returned 1.23 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Securian Funds Trust—Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus International Bond Fund

Fund Objective

The SFT Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT Advantus International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	(0.33) percent*
Class 2	(0.45) percent*

The Fund's benchmark, the Citigroup World Government Bond Index, returned (4.02) percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

Americas	105.42%
United States Dollar (USD)	80.87%
Mexican Peso (MXN)	15.32%
Chilean Peso (CLP)	4.74%
Brazilian Real (BRL)	4.49%
Asia Pacific	19.65%
Republic of Korea Won (KRW)	15.93%
Malaysian Ringgit (MYR)	12.29%
Singapore Dollar (SGD)	8.23%
Indonesian Rupiah (IDR)	4.68%
Indian Rupee (INR)	3.13%
Philippine Peso (PHP)	2.06%
Sri Lankan Rupee (LKR)	1.41%
Australian Dollar (AUD)*	-4.96%
Japanese Yen (JPY)*	-23.12%
Europe*	-25.07%
Polish Zloty (PLN)	7.11%
Hungarian Forint (HUF)	2.44%
Euro (EUR)*	-34.62%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Advantus Managed Volatility Fund

Fund Objective

The SFT Advantus Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Corporate Index (collectively, the Blended Benchmark Index).

The SFT Advantus Managed Volatility Fund invests primarily in Class 1 shares of SFT Advantus Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six month period ended June 30, 2015, the Fund had a net return of (0.87) percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The blended benchmark index, which is comprised of 60 percent of the S&P 500 Index and 40 percent of the Barclays U.S. Corporate Index, returned 0.47 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2016. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2015 Advantus Capital has waived $620,425 pursuant to the agreement, of which $620,425 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Index and 40 percent of the Barclays U.S. Corporate Index.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Barclays U.S. Corporate Index is an unmanaged benchmark composite representing the average market-weighted performance of fixed rate, investment grade corporate bonds issued by both U.S. and non-U.S. corporations in U.S. dollars with maturities greater than one year.

SFT Advantus Money Market Fund

Fund Objective

The SFT Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six month period ended June 30, 2015, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.† The Fund's benchmark, the Barclays U.S. Three Month Treasury Bellwether Index, returned 0.01 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

† Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Money Market Fund), Advantus Capital and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2015, Advantus Capital and Securian Financial have collectively waived $3,779,797 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,994,086 was eligible for recovery as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2016, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

The Barclays U.S. Three Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

SFT Advantus Mortgage Securities Fund

Fund Objective

The SFT Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The SFT Advantus Mortgage Securities Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Mortgage Securities Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	1.27 percent*
Class 2	1.15 percent*

The Fund's benchmark, the Barclays U.S. Mortgage-Backed Securities Index, returned 0.31 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

SFT Advantus Real Estate Securities Fund

Fund Objective

The SFT Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Advantus Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	(5.56) percent*
Class 2	(5.68) percent*

The Fund's benchmark, the Wilshire US Real Estate Securities Index, returned (5.33) percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Wilshire US Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2015, the Fund had a net return of 5.15 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 3.96 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2015, the Fund had a net return of 8.90 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 8.74 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Pyramis® Core Equity Fund

Fund Objective

The SFT Pyramis® Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Pyramis Global Advisors, LLC (Pyramis) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six month period ended June 30, 2015, for each class of shares offered was as follows:

Class 1	4.64 percent*
Class 2	4.51 percent*

The Fund's benchmark, the Standard & Poor's 500 Index, returned 1.23 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Pyramis' is a registered trademark of FMR LLC. Used with permission.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six month period ended June 30, 2015, the Fund had a net return of 1.03 percent*. The Fund's benchmark, the Standard & Poor's 500 Index, returned 1.23 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus Bond Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.2%)
Government Obligations (41.3%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$605,820
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,327,887
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,150,000	1,131,692
4.926%, 10/01/51	3,055,000	3,315,775
		6,381,174
U.S. Government Agencies and Obligations (39.6%)
Export-Import Bank of the United States (1.2%)
Helios Leasing I LLC, 2.018%, 05/29/24	756,537	753,828
Tagua Leasing LLC 1.732%, 09/18/24	789,991	775,301
1.900%, 07/12/24	679,827	673,912
Ulani MSN 37894, 2.184%, 12/20/24	1,792,609	1,796,388
Union 13 Leasing LLC, 1.870%, 06/28/24	601,604	594,904
		4,594,333
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	2,000,000	1,920,518
Federal Home Loan Mortgage Corporation (FHLMC) (8.1%)
1.837%, 08/25/24 (b)	1,034,176	1,037,469
2.387%, 09/25/24 (b)	1,000,000	992,800
2.500%, 03/01/28	775,677	792,467
3.000%, 08/01/42	781,942	779,793
3.000%, 04/01/43	1,305,222	1,301,490
3.500%, 10/01/25	409,873	434,182
3.500%, 08/01/42	792,700	818,202
4.000%, 02/01/20	961,416	1,007,202
4.000%, 09/01/40	711,392	757,905
4.000%, 10/01/40	789,093	838,365
4.000%, 11/01/40	2,682,500	2,864,291
4.000%, 02/01/41	617,318	656,583
4.000%, 08/01/41	947,940	1,005,702
4.000%, 07/01/42	780,927	828,275
4.500%, 01/01/41	1,170,604	1,269,290
4.500%, 02/01/41	839,250	908,871
4.500%, 03/01/41	1,025,580	1,117,567
4.500%, 04/01/41	1,093,071	1,198,750
5.000%, 04/01/35	190,767	210,218
5.000%, 08/01/35	79,613	88,062
5.000%, 11/01/35	186,148	205,047
5.000%, 11/01/39	660,799	738,862
5.000%, 03/01/40	3,343,951	3,749,249
5.000%, 04/01/40	586,515	650,791
	Principal	Value(a)
5.000%, 08/01/40	$377,357	$418,065
5.500%, 12/01/17	45,706	47,293
5.500%, 06/01/20	96,739	101,885
5.500%, 10/01/20	185,949	200,567
5.500%, 11/01/23	178,667	199,987
5.500%, 05/01/34	1,120,052	1,268,554
5.500%, 10/01/34	450,692	509,309
5.500%, 07/01/35	612,321	689,318
5.500%, 10/01/35	537,850	608,333
5.500%, 12/01/38	427,175	482,966
6.000%, 11/01/33	483,670	554,128
6.500%, 09/01/32	92,165	108,528
6.500%, 06/01/36	487,786	570,217
7.000%, 12/01/37	187,272	222,088
		30,232,671
Federal National Mortgage Association (FNMA) (15.8%)
1.137%, 05/25/24 (b)	682,483	678,511
2.500%, 11/01/27	744,140	748,229
2.500%, 07/01/28	899,574	916,161
2.500%, 07/01/30 (c)	1,040,000	1,052,598
3.000%, 06/01/22	482,408	501,947
3.000%, 11/01/27	161,453	167,661
3.000%, 07/01/30 (c)	245,000	253,822
3.000%, 03/01/42	727,522	728,457
3.000%, 04/01/43	857,758	858,640
3.000%, 05/01/43	1,737,267	1,738,786
3.000%, 06/01/43	431,432	431,877
3.000%, 09/01/43	1,448,443	1,449,040
3.000%, 07/01/45 (c)	1,000,000	996,269
3.500%, 11/01/25	507,124	537,684
3.500%, 01/01/26	530,893	562,892
3.500%, 07/01/30 (c)	1,135,000	1,197,017
3.500%, 11/01/40	638,883	661,276
3.500%, 01/01/41	593,832	613,909
3.500%, 02/01/41	372,342	386,075
3.500%, 04/01/41	659,810	682,119
3.500%, 11/01/41	3,483,302	3,602,562
3.500%, 01/01/42	1,711,347	1,769,108
3.500%, 08/01/42	2,453,716	2,536,878
3.500%, 01/01/43	561,417	580,352
3.500%, 03/01/43	2,044,567	2,116,278
3.500%, 05/01/43	1,698,261	1,757,886
3.500%, 05/01/45	1,509,383	1,557,241
3.500%, 07/01/45 (c)	2,650,000	2,730,949
4.000%, 04/01/41	1,958,606	2,090,789
4.000%, 08/01/41	725,673	771,202
4.000%, 09/01/41	1,168,671	1,245,916
4.000%, 08/01/44	642,597	684,411
4.000%, 07/01/45 (c)	350,000	370,818
4.500%, 05/01/35	284,024	308,341
4.500%, 07/01/35	749,610	811,040
4.500%, 06/01/39	429,575	469,936
4.500%, 04/01/41	2,675,787	2,919,759
4.500%, 07/01/41	2,696,062	2,922,183
5.000%, 05/01/18	21,767	22,786
5.000%, 06/01/18	46,014	48,168
5.000%, 07/01/18	99,229	103,875
5.000%, 07/01/23	178,207	196,573
5.000%, 11/01/33	98,240	108,891
5.000%, 05/01/34	37,305	41,361

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.000%, 12/01/34	$452,144	$501,619
5.000%, 04/01/35	111,741	123,760
5.000%, 08/01/35	126,796	140,012
5.000%, 04/01/38	351,645	397,299
5.000%, 12/01/39	479,006	541,566
5.000%, 04/01/41	606,457	683,247
5.500%, 09/01/17	13,875	14,285
5.500%, 02/01/18	55,712	58,260
5.500%, 03/01/18	101,620	106,222
5.500%, 04/01/33	575,625	656,491
5.500%, 12/01/33	175,837	200,365
5.500%, 01/01/34	248,984	280,903
5.500%, 02/01/34	251,791	287,079
5.500%, 03/01/34	503,247	574,420
5.500%, 04/01/34	275,052	310,083
5.500%, 09/01/34	91,551	104,328
5.500%, 02/01/35	305,908	347,414
5.500%, 04/01/35	520,558	590,341
5.500%, 06/01/35	83,915	94,192
5.500%, 08/01/35	266,713	300,738
5.500%, 10/01/35	587,428	671,373
5.500%, 11/01/35	177,883	200,168
5.500%, 12/01/35	138,625	156,250
5.500%, 12/01/39	216,356	245,300
6.000%, 09/01/17	75,501	78,067
6.000%, 08/01/23	143,827	155,735
6.000%, 10/01/32	481,268	556,566
6.000%, 11/01/32	362,720	417,514
6.000%, 03/01/33	542,062	627,127
6.000%, 04/01/33	41,866	48,001
6.000%, 12/01/33	186,213	213,772
6.000%, 01/01/36	137,010	157,591
6.000%, 08/01/37	82,865	93,945
6.000%, 09/01/37	220,485	254,282
6.000%, 10/01/38	325,972	376,495
6.000%, 12/01/38	208,587	238,871
6.000%, 06/01/40	102,131	116,074
6.500%, 12/01/31	123,981	146,254
6.500%, 02/01/32	43,330	51,231
6.500%, 04/01/32	192,739	228,367
6.500%, 05/01/32	62,319	73,551
6.500%, 07/01/32	150,578	172,926
6.500%, 08/01/32	235,566	276,742
6.500%, 09/01/32	147,580	171,545
6.500%, 10/01/32	211,031	249,133
6.500%, 11/01/37	175,204	201,206
7.000%, 07/01/31	120,937	138,855
7.000%, 09/01/31	228,591	274,109
7.000%, 11/01/31	334,741	402,766
7.000%, 02/01/32	51,290	59,590
7.000%, 03/01/32	37,721	45,540
7.000%, 07/01/32	100,237	116,508
7.500%, 04/01/31	177,244	206,576
7.500%, 05/01/31	49,936	57,619
		58,722,546
Government National Mortgage Association (GNMA) (3.2%)
0.120%, 06/17/45 (b) (d)	1,037,510	3,259
3.000%, 03/15/45	1,492,584	1,508,931
3.000%, 03/20/45	1,536,142	1,553,123
3.000%, 04/15/45	1,993,485	2,015,318
3.000%, 07/01/45 (c)	1,000,000	1,009,453
3.500%, 10/20/43	1,227,383	1,277,643
	Principal	Value(a)
3.500%, 02/20/45	$963,914	$1,005,201
3.500%, 03/20/45	983,766	1,026,160
3.500%, 07/01/45 (c)	500,000	518,926
5.000%, 12/15/39	46,562	52,687
5.000%, 01/15/40	813,617	905,373
5.500%, 07/15/38	351,519	402,784
5.500%, 10/15/38	466,005	538,774
8.500%, 10/15/22	15,109	15,363
		11,832,995
U.S. Treasury (10.8%)
U.S. Treasury Bond 2.500%, 02/15/45	5,125,000	4,510,410
5.375%, 02/15/31 (e)	5,115,000	6,876,079
U.S. Treasury Note 0.500%, 03/31/17	2,950,000	2,947,003
0.875%, 05/15/17	560,000	562,625
1.500%, 05/31/20	11,770,000	11,705,630
1.750%, 03/31/22	5,480,000	5,380,675
1.750%, 04/30/22	1,050,000	1,030,312
1.875%, 05/31/22	480,000	474,675
2.125%, 05/15/25	6,850,000	6,714,603
		40,202,012
Total government obligations (cost: $148,517,585)		153,886,249
Asset-Backed Securities (5.2%)
Asset-Backed Securities (5.2%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	825,826
Chase Issuance Trust, 2.770%, 03/15/23	3,400,000	3,484,691
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	2,930,000	3,017,285
Conseco Financial Corp., 6.400%, 10/15/18	25,613	26,023
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f) (g)	1,755,000	1,841,930
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,636,540	1,493,076
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	588,505	589,080
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,853,701
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	2,445,192	2,436,338
Origen Manufactured Housing Contract Trust 5.700%, 01/15/35 (b)	839,957	866,046
5.730%, 11/15/35 (b)	311,652	324,391
5.860%, 06/15/36 (b)	355,825	376,552
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	481,000	483,313
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	911,061	909,173
Total asset-backed securities (cost: $19,576,987)		19,527,425

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Other Mortgage-Backed Securities (8.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.7%)
BHN I Mortgage Fund, 7.916%, 07/01/15 (f) (g) (h) (i) (j)	$57,000	$459,945
Credit-Based Asset Servicing and Securitization LLC 5.328%, 10/25/36 (f) (k)	1,300,000	1,388,230
5.683%, 10/25/36 (f) (k)	217,163	218,353
JPMorgan Mortgage Trust, 2.442%, 11/25/33 (b)	457,899	412,161
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,135	8,215
		2,486,904
Commercial Mortgage-Backed Securities (8.0%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	874,025	898,647
American Tower Trust I, 1.551%, 03/15/43 (f)	2,840,000	2,825,726
Aventura Mall Trust 2013-AVM, 3.867%, 12/05/32 (b) (f)	1,000,000	1,043,574
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,368,479
BB-UBS Trust 3.430%, 11/05/36 (f)	1,790,000	1,780,765
4.160%, 11/05/36 (b) (f)	895,000	880,150
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (f)	725,000	732,951
CSMC Mortgage Trust 1.386%, 04/15/27 (b) (f)	500,000	497,755
1.800%, 04/15/27 (b) (f)	2,535,000	2,523,826
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	1,005,490
Hometown Commercial Mortgage 5.506%, 11/11/38 (f) (g)	699,515	614,531
6.057%, 06/11/39 (f) (g)	591,621	432,156
JPMorgan Chase Commercial Mortgage Securities Corp. 2.177%, 12/05/27 (b) (d) (f) (g)	10,583,332	805,423
5.633%, 12/05/27 (f)	2,165,000	2,441,133
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	365,807	365,938
Morgan Stanley Bank of America Merrill Lynch Trust, 3.306%, 05/15/46	300,000	297,704
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (f)	860,000	864,284
3.451%, 08/05/34 (f)	550,000	552,815
Multi Security Asset Trust 5.270%, 11/28/35 (f) (g)	1,000,000	1,005,730
5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,516,116
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,577,234
	Principal	Value(a)
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	$920,000	$927,351
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,583,631
Wells Fargo Commercial Mortgage Trust, 3.148%, 05/15/48	560,000	553,397
WF-RBS Commercial Mortgage Trust 3.667%, 11/15/44	345,000	363,910
3.791%, 02/15/44 (f)	1,393,306	1,401,869
		29,860,585
Total other mortgage-backed securities (cost: $32,109,383)		32,347,489
Corporate Obligations (42.0%)
Basic Materials (0.2%)
Iron and Steel (0.2%)
Glencore Funding LLC, 2.875%, 04/16/20 (f)	650,000	637,112
Communications (1.4%)
Telecommunication (0.8%)
AT&T, Inc., 5.550%, 08/15/41	900,000	922,113
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	1,950,000	1,918,995
		2,841,108
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,427,273
Consumer Cyclical (0.9%)
Retail (0.5%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,840,250
Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,627,082
Consumer, Non-cyclical (0.9%)
Drugstore Chains (0.9%)
CVS Pass-Through Trust 6.036%, 12/10/28	2,483,070	2,825,914
6.943%, 01/10/30	398,384	473,346
		3,299,260
Energy (10.0%)
Oil & Gas (1.4%)
Chesapeake Energy Corp. 3.525%, 04/15/19 (b)	1,650,000	1,509,750
4.875%, 04/15/22	1,060,000	919,550
Cimarex Energy Co., 5.875%, 05/01/22	850,000	909,500
Noble Holding International, Ltd., 6.950%, 04/01/45 (i)	2,200,000	2,026,204
		5,365,004

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Oil, Gas & Consumable Fuels (1.4%)
Phillips 66, 4.875%, 11/15/44	$1,725,000	$1,647,604
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,157,700
Valero Energy Corp. 4.900%, 03/15/45	1,350,000	1,265,084
6.625%, 06/15/37	950,000	1,072,941
		5,143,329
Pipelines (7.2%)
Boardwalk Pipelines L.P., 5.200%, 06/01/18	400,000	417,078
5.750%, 09/15/19	2,629,000	2,777,652
Buckeye Partners L.P., 5.600%, 10/15/44	2,800,000	2,630,225
Columbia Pipeline Group, Inc. 3.300%, 06/01/20 (f)	1,400,000	1,405,461
5.800%, 06/01/45 (f)	750,000	739,095
Energy Transfer Partners L.P., 4.150%, 10/01/20	1,120,000	1,151,091
5.150%, 03/15/45	1,300,000	1,148,620
6.125%, 12/15/45	1,680,000	1,682,643
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,972,625
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,986,000	3,314,460
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,115,000	1,114,442
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,421,289
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	3,004,975
Williams Partners L.P./ ACMP Finance Corp., 6.125%, 07/15/22	2,750,000	2,921,875
		26,701,531
Financial (16.5%)
Banks (8.7%)
Bank of America Corp. 4.000%, 01/22/25	1,650,000	1,607,585
5.300%, 03/15/17	770,000	815,556
5.750%, 12/01/17	1,590,000	1,732,113
5.875%, 01/05/21	765,000	875,261
3.950%, 04/21/25	780,000	751,288
Barclays PLC, 3.650%, 03/16/25 (i)	800,000	756,638
Capital One Financial Corp., 5.550%, 06/01/20 (b)	2,915,000	2,889,494
Compass Bank, 3.875%, 04/10/25	2,500,000	2,353,635
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20 (f) (i)	1,575,000	1,555,239
3.750%, 03/26/25 (f) (i)	1,000,000	962,673
	Principal	Value(a)
Discover Bank, 3.100%, 06/04/20	$2,250,000	$2,247,761
8.700%, 11/18/19	322,000	391,656
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,425,455
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,663,875
JPMorgan Chase Bank NA 5.875%, 06/13/16	875,000	914,176
6.000%, 07/05/17	400,000	435,005
6.000%, 10/01/17	1,575,000	1,717,306
Morgan Stanley 5.450%, 07/15/19 (b)	670,000	664,975
5.500%, 01/26/20	1,000,000	1,115,995
5.500%, 07/28/21	740,000	834,786
6.250%, 08/28/17	1,435,000	1,572,705
5.550%, 07/15/20 (b)	1,175,000	1,166,481
State Street Corp., 5.250%, 09/15/20 (b)	1,135,000	1,136,419
The Bank of New York Mellon Corp., 4.950%, 06/20/20 (b)	950,000	942,875
		32,528,952
Diversified Financial Services (0.3%)
TD Ameritrade Holding Corp., 2.950%, 04/01/22	950,000	941,932
Finance-Diversified (1.2%)
General Motors Financial Co., Inc., 3.450%, 04/10/22	1,075,000	1,053,340
4.375%, 09/25/21	590,000	612,361
4.750%, 08/15/17	2,500,000	2,638,285
		4,303,986
Insurance (3.6%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,197,437
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,106,276
MetLife, Inc., 5.250%, 06/15/20 (b)	1,000,000	991,250
Nationwide Financial Services, Inc., 5.300%, 11/18/44 (f)	2,430,000	2,386,027
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,809,794
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,275,785
TIAA Asset Management Finance Co. LLC 2.950%, 11/01/19 (f)	1,345,000	1,354,399
4.125%, 11/01/24 (f)	1,150,000	1,158,234
		13,279,202
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P./Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,791,706

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Office Property (0.7%)
ARC Properties Operating Partnership LP 2.000%, 02/06/17	$2,125,000	$2,061,250
4.600%, 02/06/24	650,000	633,074
		2,694,324
Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,135,076
Real Estate Investment Trust — Hotels (0.2%)
Hospitality Properties Trust, 4.650%, 03/15/24	920,000	917,894
Health Care (2.5%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,405,008
Sinai Health System, 3.034%, 01/20/36	1,595,000	1,558,685
		2,963,693
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,926,849
Pharmaceuticals (0.9%)
AbbVie, Inc. 3.200%, 11/06/22	1,150,000	1,138,733
4.700%, 05/14/45	1,220,000	1,200,034
Actavis Funding SCS, 4.850%, 06/15/44 (i)	1,000,000	964,794
		3,303,561
Industrials (1.1%)
Building Products (0.4%)
Martin Marietta Materials, Inc., 1.382%, 06/30/17 (b)	1,500,000	1,493,718
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19 (f)	1,500,000	1,505,184
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,077,500
Transportation (4.9%)
Airlines (3.7%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	366,729	412,570
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,575,708	1,630,858
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,050,000	1,029,000
British Airways PLC, 5.625%, 12/20/21 (f) (i)	766,569	812,563
	Principal	Value(a)
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	$682,002	$729,743
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,653,285	1,802,081
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	700,000	712,250
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,750,000	2,805,000
United Airlines, Inc., 10.400%, 05/01/18	528,913	576,516
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,346,303	1,514,591
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	616,409	696,542
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	242,374	252,069
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (i)	972,124	993,996
		13,967,779
Transport — Rail (1.2%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,324,135
Utilities (3.6%)
Electric Companies (1.0%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,485,999
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,366,951
		3,852,950
Electric Utilities (2.6%)
AES Corp., 3.283%, 06/01/19 (b)	1,400,000	1,400,000
Dominion Resources, Inc., 5.750%, 10/01/54 (b)	1,800,000	1,876,466
Entergy Corp., 4.000%, 07/15/22 (c)	1,200,000	1,209,227
Exelon Corp., 5.100%, 06/15/45	1,275,000	1,280,097
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,475,000	2,483,564
IPALCO Enterprises, Inc., 3.450%, 07/15/20 (f)	1,400,000	1,393,000
		9,642,354
Total corporate obligations (cost: $155,046,307)		156,532,744
Total long-term debt securities (cost: $355,250,262)		362,293,907

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (3.9%)
Investment Companies (3.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000% (l)	14,482,900	$14,482,900
Total short-term securities (cost: $14,482,900)		14,482,900
Total investments in securities (cost: $369,733,162) (m)		376,776,807
Liabilities in excess of cash and other assets (-1.1%)		(4,111,881)
Total net assets (100.0%)		$372,664,926

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $9,293,918.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2015, securities with an aggregate market value of $403,289 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	September 2015	4	Long	$1,179
5 Year U.S. Treasury Note	September 2015	61	Long	(5,847)
10 Year U.S. Treasury Note	September 2015	164	Short	176,470
U.S. Long Bond	September 2015	10	Short	41,776
		239		$213,578

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Illiquid security. (See Note 5.)

(h)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(i)  Foreign security: The Fund held 2.4% of net assets in foreign securities at June 30, 2015.

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Step rate security.

(l)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2015.

(m)  At June 30, 2015 the cost of securities for federal income tax purposes was $372,785,214. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,466,985
Gross unrealized depreciation	(4,475,392)
Net unrealized appreciation	$3,991,593

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Consumer Discretionary (14.0%)
Auto Components (0.5%)
Dana Holding Corp.	23,041	$474,184
Gentex Corp.	41,551	682,267
		1,156,451
Automobiles (0.2%)
Thor Industries, Inc.	6,438	362,331
Distributors (0.6%)
LKQ Corp. (b)	42,963	1,299,416
Diversified Consumer Services (1.0%)
Apollo Education Group, Inc. — Class A (b)	13,623	175,464
DeVry Education Group, Inc.	8,082	242,299
Graham Holdings Co. — Class B	642	690,182
Service Corp. International/US	28,542	839,991
Sotheby's	8,651	391,371
		2,339,307
Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	8,634	497,750
Buffalo Wild Wings, Inc. (b)	2,690	421,496
Domino's Pizza, Inc.	7,796	884,066
Dunkin' Brands Group, Inc.	13,592	747,560
International Speedway Corp. — Class A	3,883	142,390
Panera Bread Co. — Class A (b)	3,656	638,959
The Cheesecake Factory, Inc.	6,405	349,297
The Wendy's Co. (c)	38,470	433,942
		4,115,460
Household Durables (1.8%)
Jarden Corp. (b)	25,294	1,308,965
KB Home	12,857	213,426
MDC Holdings, Inc.	5,469	163,906
NVR, Inc. (b)	557	746,380
Tempur-Pedic International, Inc. (b)	8,583	565,620
Toll Brothers, Inc. (b)	22,634	864,392
Tupperware Brands Corp.	7,069	456,233
		4,318,922
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,581	321,540
Leisure Equipment & Products (1.0%)
Brunswick Corp.	13,093	665,910
Polaris Industries, Inc.	8,696	1,287,964
Vista Outdoor, Inc. (b)	8,984	403,382
		2,357,256
Media (1.4%)
AMC Networks, Inc. — Class A (b)	8,419	689,095
Cinemark Holdings, Inc.	14,841	596,163
DreamWorks Animation SKG, Inc. — Class A (b)	10,224	269,709
	Shares	Value(a)
John Wiley & Sons, Inc. — Class A	6,483	$352,481
Live Nation Entertainment, Inc. (b)	20,577	565,662
Meredith Corp.	5,104	266,173
The New York Times Co. — Class A	18,526	252,880
Time, Inc.	15,468	355,919
		3,348,082
Multiline Retail (0.3%)
Big Lots, Inc.	7,618	342,734
JC Penney Co., Inc. (b)	43,138	365,379
		708,113
Specialty Retail (4.5%)
Aaron's, Inc.	9,100	329,511
Abercrombie & Fitch Co. — Class A	9,777	210,303
Advance Auto Parts, Inc.	10,325	1,644,669
American Eagle Outfitters, Inc.	24,841	427,762
ANN, Inc. (b)	6,415	309,780
Ascena Retail Group, Inc. (b)	18,646	310,549
Cabela's, Inc. (b)	6,794	339,564
Chico's FAS, Inc.	20,247	336,708
CST Brands, Inc.	10,881	425,012
Dick's Sporting Goods, Inc.	13,719	710,233
Foot Locker, Inc.	19,753	1,323,649
Guess?, Inc.	9,010	172,722
Kate Spade & Co. (b)	18,030	388,366
Murphy USA, Inc. (b)	6,009	335,422
Office Depot, Inc. (b)	69,622	602,926
Rent-A-Center, Inc.	7,439	210,896
Signet Jewelers, Ltd. (d)	11,317	1,451,292
Williams-Sonoma, Inc.	12,038	990,366
		10,519,730
Textiles, Apparel & Luxury Goods (0.8%)
Carter's, Inc.	7,421	788,852
Deckers Outdoor Corp. (b)	4,703	338,475
Skechers U.S.A., Inc. Class A (b)	5,800	636,782
		1,764,109
Consumer Staples (4.1%)
Beverages (0.1%)
The Boston Beer Co., Inc. — Class A (b)	1,340	310,867
Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	5,424	519,294
SUPERVALU, Inc. (b)	29,210	236,309
United Natural Foods, Inc. (b)	7,026	447,415
		1,203,018
Food Products (2.1%)
Dean Foods Co.	13,319	215,368
Flowers Foods, Inc.	26,110	552,227
Ingredion, Inc.	10,091	805,363
Lancaster Colony Corp.	2,781	252,654

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Post Holdings, Inc. (b)	7,746	$417,742
The Hain Celestial Group, Inc. (b)	14,497	954,772
Tootsie Roll Industries, Inc.	2,811	90,823
TreeHouse Foods, Inc. (b)	5,998	486,018
WhiteWave Foods Co. — Class A (b)	24,733	1,208,949
		4,983,916
Household Products (1.2%)
Church & Dwight Co., Inc.	18,485	1,499,688
Energizer Holdings, Inc.	8,754	1,151,589
		2,651,277
Personal Products (0.2%)
Avon Products, Inc.	61,451	384,683
Energy (4.1%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.	8,465	223,815
Dresser-Rand Group, Inc. (b)	10,826	922,159
Dril-Quip, Inc. (b)	5,519	415,305
Helix Energy Solutions Group, Inc. (b)	13,912	175,708
Nabors Industries, Ltd. (d)	41,148	593,766
Oceaneering International, Inc.	13,946	649,744
Oil States International, Inc. (b)	7,219	268,763
Patterson-UTI Energy, Inc.	20,872	392,707
Rowan Cos., PLC — Class A	17,621	371,979
Superior Energy Services, Inc.	21,250	447,100
Tidewater, Inc.	6,582	149,609
Unit Corp. (b)	6,604	179,100
		4,789,755
Oil, Gas & Consumable Fuels (2.0%)
California Resources Corp.	43,615	263,435
Denbury Resources, Inc.	50,363	320,309
Gulfport Energy Corp. (b)	14,992	603,428
HollyFrontier Corp.	27,682	1,181,744
Peabody Energy Corp.	9,168	20,078
QEP Resources, Inc.	22,950	424,804
Rosetta Resources, Inc. (b)	10,691	247,390
SM Energy Co.	9,515	438,832
Western Refining, Inc.	9,968	434,804
World Fuel Services Corp.	10,174	487,843
WPX Energy, Inc. (b)	28,917	355,101
		4,777,768
Financial (23.5%)
Capital Markets (2.1%)
Eaton Vance Corp.	16,657	651,788
Federated Investors, Inc. — Class B	13,493	451,881
Janus Capital Group, Inc.	20,897	357,757
Raymond James Financial, Inc.	18,111	1,079,053
SEI Investments Co.	18,303	897,396
Stifel Financial Corp. (b)	9,587	553,553
Waddell & Reed Financial, Inc. — Class A	11,910	563,462
WisdomTree Investments, Inc.	15,870	348,585
		4,903,475
	Shares	Value(a)
Commercial Banks (5.3%)
Associated Banc-Corp.	21,542	$436,656
BancorpSouth, Inc.	12,113	312,031
Bank of Hawaii Corp.	6,123	408,282
Bank of the Ozarks, Inc.	9,920	453,840
Cathay General Bancorp	10,480	340,076
City National Corp.	6,855	619,623
Commerce Bancshares, Inc.	11,721	548,191
Cullen/Frost Bankers, Inc.	7,730	607,423
East West Bancorp, Inc.	20,360	912,535
First Horizon National Corp.	32,979	516,781
FirstMerit Corp.	23,415	487,734
Fulton Financial Corp.	24,955	325,912
Hancock Holding Co.	11,001	351,042
International Bancshares Corp.	8,134	218,561
PacWest Bancorp	13,799	645,241
Prosperity Bancshares, Inc.	8,484	489,866
Signature Bank (b)	7,171	1,049,763
SVB Financial Group (b)	7,265	1,046,015
Synovus Financial Corp.	18,813	579,817
TCF Financial Corp.	23,858	396,281
Trustmark Corp.	9,524	237,910
Umpqua Holdings Corp.	31,151	560,406
Valley National Bancorp	31,199	321,662
Webster Financial Corp.	12,801	506,280
		12,371,928
Consumer Finance (0.3%)
SLM Corp. (b)	60,123	593,414
Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	11,790	674,624
MSCI, Inc.	15,879	977,352
		1,651,976
Diversified REITs (0.7%)
Duke Realty Corp.	48,734	904,990
Liberty Property Trust	21,111	680,197
		1,585,187
Insurance (5.0%)
Alleghany Corp. (b)	2,307	1,081,429
American Financial Group, Inc.	10,446	679,408
Arthur J Gallagher & Co.	23,721	1,122,003
Aspen Insurance Holdings, Ltd. (d)	8,703	416,874
Brown & Brown, Inc.	16,312	536,012
CNO Financial Group, Inc.	27,815	510,405
Everest Re Group, Ltd. (d)	6,326	1,151,395
First American Financial Corp.	15,261	567,862
HCC Insurance Holdings, Inc.	13,517	1,038,646
Kemper Corp.	6,954	268,077
Mercury General Corp.	5,085	282,980
Old Republic International Corp.	34,070	532,514
Primerica, Inc.	7,296	333,354
Reinsurance Group of America, Inc.	9,350	887,035
RenaissanceRe Holdings, Ltd. (d)	6,557	665,601
StanCorp Financial Group, Inc.	6,006	454,114
The Hanover Insurance Group, Inc.	6,214	460,023
WR Berkley Corp.	14,106	732,525
		11,720,257

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Office REITs (1.6%)
Alexandria Real Estate Equities, Inc.	10,166	$889,118
BioMed Realty Trust, Inc.	28,695	554,961
Corporate Office Properties Trust SBI	13,352	314,306
Douglas Emmett, Inc.	19,300	519,942
Highwoods Properties, Inc.	13,243	529,058
Kilroy Realty Corp.	12,436	835,078
Mack-Cali Realty Corp.	11,833	218,082
		3,860,545
Real Estate Management & Development (0.6%)
Alexander & Baldwin, Inc.	6,372	251,057
Jones Lang LaSalle, Inc.	6,329	1,082,259
		1,333,316
Residential REITs (1.7%)
American Campus Communities, Inc.	15,863	597,876
Camden Property Trust	12,259	910,599
Home Properties, Inc.	8,136	594,335
Mid-America Apartment Communities, Inc.	10,631	774,043
UDR, Inc.	36,579	1,171,625
		4,048,478
Retail REITs (2.2%)
Equity One, Inc.	11,336	264,582
Federal Realty Investment Trust	9,686	1,240,680
National Retail Properties, Inc.	18,844	659,728
Regency Centers Corp.	13,315	785,319
Tanger Factory Outlet Centers, Inc.	13,535	429,060
Taubman Centers, Inc.	8,730	606,735
Urban Edge Properties	13,038	271,060
Weingarten Realty Investors	16,063	525,099
WP GLIMCHER, Inc.	26,156	353,891
		5,136,154
Specialized REITs (2.5%)
Communications Sales & Leasing, Inc.	16,929	418,485
Corrections Corp. of America	16,528	546,746
Extra Space Storage, Inc.	15,659	1,021,280
Hospitality Properties Trust	21,180	610,408
Lamar Advertising Co. — Class A	11,438	657,456
LaSalle Hotel Properties	15,954	565,729
Omega Healthcare Investors, Inc.	22,711	779,669
Potlatch Corp.	5,687	200,865
Rayonier, Inc.	17,935	458,239
Senior Housing Properties Trust	33,193	582,537
		5,841,414
Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group, Inc.	49,760	469,734
New York Community Bancorp, Inc.	62,749	1,153,327
Washington Federal, Inc.	13,394	312,750
		1,935,811
	Shares	Value(a)
Health Care (9.0%)
Biotechnology (0.5%)
United Therapeutics Corp. (b)	6,529	$1,135,720
Health Care Equipment & Supplies (3.6%)
Align Technology, Inc. (b)	10,254	643,028
Halyard Health, Inc. (b)	6,532	264,546
Hill-Rom Holdings, Inc.	8,017	435,564
Hologic, Inc. (b)	34,525	1,314,021
IDEXX Laboratories, Inc. (b)	13,219	847,867
ResMed, Inc.	19,904	1,121,988
Sirona Dental Systems, Inc. (b)	7,818	785,084
STERIS Corp.	8,391	540,716
Teleflex, Inc.	5,907	800,103
The Cooper Cos., Inc.	6,919	1,231,374
Thoratec Corp. (b)	7,589	338,242
		8,322,533
Health Care Providers & Services (3.4%)
Centene Corp. (b)	16,796	1,350,399
Community Health Systems, Inc. (b)	16,636	1,047,569
Health Net, Inc. (b)	10,893	698,459
HMS Holdings Corp. (b)	12,493	214,505
LifePoint Health, Inc. (b)	6,275	545,611
Mednax, Inc. (b)	13,210	978,993
Molina Healthcare, Inc. (b)	5,650	397,195
Omnicare, Inc.	13,684	1,289,717
Owens & Minor, Inc.	8,887	302,158
VCA, Inc. (b)	11,561	628,976
WellCare Health Plans, Inc. (b)	6,264	531,375
		7,984,957
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	24,014	328,511
Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. — Class A (b)	2,980	448,818
Bio-Techne Corp.	5,226	514,604
Charles River Laboratories International, Inc. (b)	6,645	467,409
Mettler-Toledo International, Inc. (b)	3,990	1,362,426
		2,793,257
Pharmaceuticals (0.2%)
Akorn, Inc. (b)	11,104	484,801
Industrials (14.8%)
Aerospace & Defense (1.7%)
BE Aerospace, Inc.	14,994	823,171
Esterline Technologies Corp. (b)	4,380	417,589
Huntington Ingalls Industries, Inc.	6,885	775,182
KLX, Inc. (b)	7,377	325,547
Orbital ATK, Inc.	8,350	612,556
Teledyne Technologies, Inc. (b)	5,026	530,293
Triumph Group, Inc.	6,959	459,225
		3,943,563

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Airlines (0.8%)
Alaska Air Group, Inc.	18,310	$1,179,713
JetBlue Airways Corp. (b)	37,116	770,528
		1,950,241
Building Products (1.0%)
AO Smith Corp.	10,583	761,764
Fortune Brands Home & Security, Inc.	22,514	1,031,592
Lennox International, Inc.	5,858	630,848
		2,424,204
Commercial Services & Supplies (1.7%)
Clean Harbors, Inc. (b)	7,527	404,501
Copart, Inc. (b)	16,082	570,589
Deluxe Corp.	7,010	434,620
Herman Miller, Inc.	8,378	242,375
HNI Corp.	6,206	317,437
MSA Safety, Inc.	4,409	213,881
Rollins, Inc.	13,588	387,666
RR Donnelley & Sons Co.	29,462	513,523
Waste Connections, Inc.	17,494	824,317
		3,908,909
Construction & Engineering (0.6%)
AECOM (b)	21,239	702,586
Granite Construction, Inc.	5,038	178,899
KBR, Inc.	20,374	396,886
		1,278,371
Electrical Equipment (1.4%)
Acuity Brands, Inc.	6,181	1,112,456
Belden, Inc.	5,986	486,243
Hubbell, Inc. — Class B	7,518	814,049
Regal-Beloit Corp.	6,372	462,544
Woodward Governor Co.	8,168	449,158
		3,324,450
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	9,189	920,003
Machinery (4.1%)
AGCO Corp.	11,317	642,579
CLARCOR, Inc.	7,055	439,103
Crane Co.	6,827	400,950
Donaldson Co., Inc.	17,858	639,316
Graco, Inc.	8,314	590,543
IDEX Corp.	11,000	864,380
ITT Corp.	12,598	527,100
Kennametal, Inc.	11,182	381,530
Lincoln Electric Holdings, Inc.	10,676	650,062
Nordson Corp.	7,985	621,952
Oshkosh Corp.	10,957	464,358
SPX Corp.	5,742	415,663
Terex Corp.	14,844	345,123
Timken Co.	10,249	374,806
Trinity Industries, Inc.	21,884	578,394
Valmont Industries, Inc.	3,377	401,424
Wabtec Corp.	13,631	1,284,586
		9,621,869
Marine (0.3%)
Kirby Corp. (b)	7,877	603,851
	Shares	Value(a)
Professional Services (1.2%)
CEB, Inc.	4,771	$415,363
FTI Consulting, Inc. (b)	5,796	239,027
Manpower, Inc.	11,048	987,470
Tower Watson & Co. — Class A	9,791	1,231,708
		2,873,568
Road & Rail (0.9%)
Con-way, Inc.	8,106	311,027
Genesee & Wyoming, Inc. — Class A (b)	7,208	549,105
Landstar System, Inc.	6,273	419,476
Old Dominion Freight Line, Inc. (b)	9,570	656,550
Werner Enterprises, Inc.	6,270	164,588
		2,100,746
Trading Companies & Distributors (0.7%)
GATX Corp.	6,200	329,530
MSC Industrial Direct Co. — Class A	7,131	497,530
Now, Inc. (b)	15,137	301,378
Watsco, Inc.	3,909	483,699
		1,612,137
Information Technology (15.9%)
Communications Equipment (0.9%)
ARRIS Group, Inc. (b)	18,727	573,046
Ciena Corp. (b)	16,577	392,543
InterDigital, Inc.	5,094	289,798
JDS Uniphase Corp. (b)	33,063	382,870
Plantronics, Inc.	5,498	309,592
Polycom, Inc. (b)	18,981	217,143
		2,164,992
Computers & Peripherals (0.7%)
3D Systems Corp. (b)	14,799	288,876
Diebold, Inc.	9,122	319,270
Lexmark International, Inc. — Class A	8,639	381,844
NCR Corp. (b)	23,940	720,594
		1,710,584
Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc. (b)	13,448	750,398
Avnet, Inc. (c)	19,183	788,613
Cognex Corp.	12,234	588,455
FEI Co.	5,859	485,887
Ingram Micro, Inc. — Class A (b)	22,069	552,387
IPG Photonics Corp. (b)	5,090	433,541
Itron, Inc. (b)	5,393	185,735
Jabil Circuit, Inc.	27,366	582,622
Keysight Technologies, Inc. (b)	23,908	745,690
Knowles Corp. (b)	12,021	217,580
National Instruments Corp.	14,299	421,249
Tech Data Corp. (b)	5,189	298,679
Trimble Navigation, Ltd. (b)	36,645	859,692
Vishay Intertechnology, Inc.	19,175	223,964
		7,134,492
Internet Software & Services (0.3%)
Rackspace Hosting, Inc. (b)	16,658	619,511

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
IT Services (3.1%)
Acxiom Corp. (b)	11,013	$193,609
Broadridge Financial Solutions, Inc.	16,931	846,719
Convergys Corp.	13,928	355,025
CoreLogic, Inc. (b)	12,697	503,944
DST Systems, Inc.	3,997	503,542
Gartner, Inc. — Class A (b)	11,727	1,005,942
Global Payments, Inc.	9,387	971,085
Jack Henry & Associates, Inc.	11,550	747,285
Leidos Holdings, Inc.	8,767	353,924
MAXIMUS, Inc.	9,286	610,369
NeuStar, Inc. — Class A (b)	7,820	228,422
Science Applications International Corp.	5,515	291,468
WEX, Inc. (b)	5,429	618,743
		7,230,077
Office Electronics (0.3%)
Zebra Technologies Corp. — Class A (b)	7,357	816,995
Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc. (b)	89,013	213,631
Atmel Corp.	58,950	580,952
Cree, Inc. (b)	15,411	401,149
Cypress Semiconductor Corp. (b)	46,879	551,297
Fairchild Semiconductor International, Inc. (b)	16,445	285,814
Integrated Device Technology, Inc. (b)	20,953	454,680
Intersil Corp. — Class A	18,600	232,686
Silicon Laboratories, Inc. (b)	5,610	302,996
SunEdison, Inc. (b)	41,103	1,229,391
Teradyne, Inc.	30,301	584,506
		4,837,102
Software (5.4%)
ACI Worldwide, Inc. (b)	16,416	403,341
Advent Software, Inc.	6,316	279,230
ANSYS, Inc. (b)	12,649	1,154,095
Cadence Design Systems, Inc. (b)	41,337	812,685
CDK Global, Inc.	22,643	1,222,269
CommVault Systems, Inc. (b)	5,915	250,855
Factset Research Systems, Inc.	5,528	898,355
Fair Isaac Corp.	4,422	401,429
Fortinet, Inc. (b)	20,116	831,394
Informatica Corp. (b)	14,789	716,823
Manhattan Associates, Inc. (b)	10,421	621,613
Mentor Graphics Corp.	13,944	368,540
PTC, Inc. (b)	16,241	666,206
Rovi Corp. (b)	12,487	199,168
Solarwinds, Inc. (b)	9,356	431,592
Solera Holdings, Inc.	9,438	420,557
Synopsys, Inc. (b)	21,904	1,109,438
The Ultimate Software Group, Inc. (b)	4,080	670,507
Tyler Technologies, Inc. (b)	4,786	619,213
VeriFone Systems, Inc. (b)	16,111	547,130
		12,624,440
	Shares	Value(a)
Materials (6.7%)
Chemicals (3.3%)
Albemarle Corp.	15,845	$875,753
Ashland, Inc.	8,781	1,070,404
Cabot Corp.	8,964	334,268
Cytec Industries, Inc.	10,072	609,658
Minerals Technologies, Inc.	4,845	330,090
NewMarket Corp.	1,514	672,049
Olin Corp.	10,932	294,617
PolyOne Corp.	12,510	490,017
RPM International, Inc.	18,816	921,420
Sensient Technologies Corp.	6,601	451,112
The Chemours Co. (b) (e)	25,550	408,800
The Scotts Miracle-Gro Co. — Class A	6,331	374,858
Valspar Corp.	10,557	863,774
		7,696,820
Construction Materials (0.2%)
Eagle Materials, Inc.	7,065	539,271
Containers & Packaging (1.4%)
Aptargroup, Inc.	8,784	560,156
Bemis Co., Inc.	13,762	619,427
Greif, Inc. — Class A	4,734	169,714
Packaging Corp. of America	14,024	876,360
Silgan Holdings, Inc.	5,839	308,066
Sonoco Products Co.	14,251	610,798
		3,144,521
Metals & Mining (1.5%)
Carpenter Technology Corp.	7,119	275,363
Commercial Metals Co.	16,345	262,828
Compass Minerals International, Inc.	4,791	393,533
Reliance Steel & Aluminum Co.	10,492	634,556
Royal Gold, Inc.	9,194	566,258
Steel Dynamics, Inc.	34,152	707,459
TimkenSteel Corp.	5,269	142,210
United States Steel Corp.	20,575	424,256
Worthington Industries, Inc.	6,831	205,340
		3,611,803
Paper & Forest Products (0.3%)
Domtar Corp. (d)	9,003	372,724
Louisiana-Pacific Corp. (b)	20,119	342,627
		715,351
Telecommunication Services (0.3%)
Gas Utilities (0.1%)
ONE GAS, Inc.	7,332	312,050
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	13,886	408,248
Utilities (4.5%)
Electric Utilities (1.2%)
Cleco Corp.	8,519	458,748
Great Plains Energy, Inc.	21,825	527,292
Hawaiian Electric Industries, Inc.	15,171	451,034
IDACORP, Inc.	7,063	396,517

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
PNM Resources, Inc.	11,250	$276,750
Westar Energy, Inc.	18,677	639,127
		2,749,468
Gas Utilities (1.7%)
Atmos Energy Corp.	14,267	731,612
Energen Corp.	11,143	761,067
National Fuel Gas Co.	11,910	701,380
Questar Corp.	24,817	518,923
UGI Corp.	24,363	839,305
WGL Holdings, Inc.	6,986	379,270
		3,931,557
Independent Power Producers & Energy Traders (0.1%)
Talen Energy Corp. (b)	11,775	202,059
Multi-Utilities (1.3%)
Alliant Energy Corp.	15,957	921,038
Black Hills Corp.	6,267	273,554
MDU Resources Group, Inc.	27,509	537,251
OGE Energy Corp.	28,187	805,303
Vectren Corp.	11,670	449,062
		2,986,208
Water Utilities (0.2%)
Aqua America, Inc.	25,009	612,470
Total common stocks (cost: $148,986,280)		226,353,666
Short-Term Securities (2.7%)
Investment Companies (2.7%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010% (f)	6,405,677	6,405,677
Total short-term securities (cost: $6,405,677)		6,405,677
Total investments in securities (cost: $155,391,957) (g)		232,759,343
Cash and other assets in excess of liabilities (0.4%)		931,832
Total net assets (100.0%)		$233,691,175

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investment in Securities.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2015, securities with an aggregate market value of $1,037,270 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	September 2015	45	Long	$(135,811)
		45		$(135,811)

(d)  Foreign security: The Fund held 2.0% of net assets in foreign securities at June 30, 2015.

(e)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $408,889.

(f)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2015.

(g)  At June 30, 2015 the cost of securities for federal income tax purposes was $155,878,559. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$83,983,565
Gross unrealized depreciation	(7,102,781)
Net unrealized appreciation	$76,880,784

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (12.7%)
Auto Components (0.4%)
BorgWarner, Inc.	8,350	$474,614
Delphi Automotive PLC (b)	10,605	902,379
Johnson Controls, Inc.	24,105	1,193,921
The Goodyear Tire & Rubber Co.	9,840	296,676
		2,867,590
Automobiles (0.6%)
Ford Motor Co.	146,338	2,196,534
General Motors Co.	49,697	1,656,401
Harley-Davidson, Inc.	7,695	433,613
		4,286,548
Distributors (0.1%)
Genuine Parts Co.	5,631	504,143
Diversified Consumer Services (0.1%)
H&R Block, Inc.	10,050	297,982
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	16,511	815,478
Chipotle Mexican Grill, Inc. (c)	1,149	695,133
Darden Restaurants, Inc.	4,574	325,120
Marriott International, Inc. — Class A	7,548	561,496
McDonald's Corp.	35,284	3,354,450
Royal Caribbean Cruises, Ltd.	6,074	477,963
Starbucks Corp.	55,202	2,959,655
Starwood Hotels & Resorts Worldwide, Inc.	6,331	513,381
Wyndham Worldwide Corp.	4,446	364,172
Wynn Resorts, Ltd.	3,001	296,109
Yum! Brands, Inc.	15,872	1,429,750
		11,792,707
Household Durables (0.5%)
DR Horton, Inc.	12,262	335,488
Garmin, Ltd. (b)	4,356	191,359
Harman International Industries, Inc.	2,654	315,667
Leggett & Platt, Inc.	5,001	243,449
Lennar Corp. — Class A	6,483	330,892
Mohawk Industries, Inc. (c)	2,280	435,252
Newell Rubbermaid, Inc.	9,891	406,619
PulteGroup, Inc.	12,079	243,392
Stanley Black & Decker, Inc.	5,659	595,553
Whirlpool Corp.	2,889	499,942
		3,597,613
Internet & Catalog Retail (1.5%)
Amazon.com, Inc. (c)	14,143	6,139,335
Expedia, Inc.	3,645	398,581
Netflix, Inc. (c)	2,226	1,462,348
The Priceline Group, Inc. (c)	1,912	2,201,419
TripAdvisor, Inc. (c)	4,111	358,233
		10,559,916
	Shares	Value(a)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,126	$308,583
Mattel, Inc.	12,374	317,888
		626,471
Media (3.7%)
Cablevision Systems Corp.	8,090	193,675
CBS Corp. — Class B	16,667	925,018
Comcast Corp. — Class A	92,527	5,564,574
DIRECTV (c)	18,542	1,720,512
Discovery Communications, Inc. — Class A (c)	5,481	182,298
Discovery Communications, Inc. — Class C (c)	9,611	298,710
Gannett Co., Inc. (c)	4,133	57,814
Interpublic Group of Cos., Inc.	15,106	291,093
McGraw Hill Financial, Inc.	10,086	1,013,139
News Corp. Class A (c)	18,417	268,704
Omnicom Group, Inc.	8,993	624,924
Scripps Networks Interactive, Inc. — Class A	3,493	228,337
TEGNA, Inc.	8,265	265,058
The Walt Disney Co.	57,464	6,558,941
Time Warner Cable, Inc.	10,459	1,863,480
Time Warner, Inc.	30,355	2,653,330
Twenty-First Century Fox, Inc. — Class A	65,134	2,119,786
Viacom, Inc. — Class B	13,151	850,081
		25,679,474
Multiline Retail (0.8%)
Dollar General Corp.	10,937	850,242
Dollar Tree, Inc. (c)	7,584	599,060
Family Dollar Stores, Inc.	3,545	279,381
Kohl's Corp.	7,284	456,051
Macy's, Inc.	12,384	835,549
Nordstrom, Inc.	5,187	386,432
Target Corp.	23,490	1,917,489
		5,324,204
Specialty Retail (2.3%)
AutoNation, Inc. (c)	2,774	174,707
AutoZone, Inc. (c)	1,162	774,938
Bed Bath & Beyond, Inc. (c)	6,274	432,781
Best Buy Co., Inc.	10,736	350,101
CarMax, Inc. (c)	7,644	506,109
GameStop Corp. — Class A	3,901	167,587
L Brands, Inc.	9,066	777,228
Lowe's Cos., Inc.	34,333	2,299,281
O'Reilly Automotive, Inc. (c)	3,749	847,199
Ross Stores, Inc.	15,166	737,219
Staples, Inc.	23,520	360,091
The Gap, Inc.	9,678	369,409
The Home Depot, Inc.	47,817	5,313,903
The TJX Cos., Inc.	25,046	1,657,294
Tiffany & Co.	4,150	380,970
Tractor Supply Co.	5,022	451,679
Urban Outfitters, Inc. (c)	3,584	125,440
		15,725,936

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	10,072	$348,592
Fossil Group, Inc. (c)	1,534	106,398
Hanesbrands, Inc.	14,780	492,470
Michael Kors Holdings, Ltd. (b) (c)	7,303	307,383
NIKE, Inc. — Class B	25,635	2,769,093
PVH Corp.	3,076	354,355
Ralph Lauren Corp.	2,233	295,560
Under Armour, Inc. — Class A (c)	6,153	513,406
VF Corp.	12,515	872,796
		6,060,053
Consumer Staples (9.2%)
Beverages (2.1%)
Brown-Forman Corp. — Class B	5,746	575,634
Coca-Cola Enterprises, Inc.	7,890	342,742
Constellation Brands, Inc. — Class A	6,207	720,136
Dr Pepper Snapple Group, Inc.	7,016	511,467
Keurig Green Mountain, Inc.	4,251	325,754
Molson Coors Brewing Co. — Class B	5,895	411,530
Monster Beverage Corp. (c)	5,392	722,636
PepsiCo, Inc.	54,336	5,071,722
The Coca-Cola Co.	144,405	5,665,008
		14,346,629
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	16,225	2,191,349
CVS Health Corp.	41,497	4,352,205
Sysco Corp.	21,844	788,568
The Kroger Co.	18,019	1,306,558
Wal-Mart Stores, Inc.	58,091	4,120,395
Walgreens Boots Alliance, Inc.	32,157	2,715,337
Whole Foods Market, Inc.	13,188	520,135
		15,994,547
Food Products (1.6%)
Archer-Daniels-Midland Co.	22,836	1,101,152
Campbell Soup Co.	6,454	307,533
ConAgra Foods, Inc.	15,707	686,710
General Mills, Inc.	21,943	1,222,664
Hormel Foods Corp.	4,966	279,933
Kellogg Co.	9,223	578,282
Kraft Foods Group, Inc.	21,803	1,856,307
McCormick & Co., Inc.	4,730	382,894
Mead Johnson Nutrition Co.	7,460	673,041
Mondelez International, Inc. — Class A	59,878	2,463,381
The Hershey Co.	5,356	475,774
The JM Smucker Co.	3,606	390,926
Tyson Foods, Inc. — Class A	10,674	455,033
		10,873,630
Household Products (1.7%)
Clorox Co.	4,837	503,145
Colgate-Palmolive Co.	31,301	2,047,398
Kimberly-Clark Corp.	13,378	1,417,667
The Procter & Gamble Co.	99,869	7,813,750
		11,781,960
	Shares	Value(a)
Personal Care (0.1%)
The Estee Lauder Cos., Inc. — Class A	8,226	$712,865
Tobacco (1.4%)
Altria Group, Inc.	72,392	3,540,693
Philip Morris International, Inc.	57,048	4,573,538
Reynolds American, Inc.	15,325	1,144,164
		9,258,395
Energy (7.6%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	16,024	988,681
Cameron International Corp. (c)	7,044	368,894
Diamond Offshore Drilling, Inc.	2,378	61,376
Ensco PLC—Class A (b)	8,540	190,186
FMC Technologies, Inc. (c)	8,435	349,968
Halliburton Co.	31,234	1,345,248
Helmerich & Payne, Inc.	3,969	279,497
National Oilwell Varco, Inc.	14,247	687,845
Noble Corp. PLC (b)	8,822	135,771
Schlumberger, Ltd.	46,741	4,028,607
Transocean, Ltd. (b)	12,559	202,451
		8,638,524
Oil, Gas & Consumable Fuels (6.3%)
Anadarko Petroleum Corp.	18,684	1,458,473
Apache Corp.	13,896	800,826
Cabot Oil & Gas Corp.	15,137	477,421
Chesapeake Energy Corp.	18,980	212,007
Chevron Corp.	69,223	6,677,943
Cimarex Energy Co.	3,454	381,011
ConocoPhillips	45,414	2,788,874
Consol Energy, Inc.	8,391	182,420
Devon Energy Corp.	14,251	847,792
EOG Resources, Inc.	20,225	1,770,699
EQT Corp.	5,601	455,585
Exxon Mobil Corp.	153,913	12,805,562
Hess Corp.	8,959	599,178
Kinder Morgan, Inc.	63,850	2,451,201
Marathon Oil Corp.	24,790	657,927
Marathon Petroleum Corp.	19,998	1,046,095
Murphy Oil Corp.	6,153	255,780
Newfield Exploration Co. (c)	5,929	214,155
Noble Energy, Inc.	14,163	604,477
Occidental Petroleum Corp.	28,276	2,199,025
Phillips 66	19,943	1,606,608
Pioneer Natural Resources Co.	5,494	761,963
Range Resources Corp.	6,115	301,959
Southwestern Energy Co. (c)	14,178	322,266
Spectra Energy Corp.	24,648	803,525
Tesoro Corp.	4,606	388,792
The Williams Cos., Inc.	24,823	1,424,592
Valero Energy Corp.	18,723	1,172,060
		43,668,216
Financial (16.0%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc. (c)	2,069	452,283
Ameriprise Financial, Inc.	6,730	840,779
BlackRock, Inc.	4,679	1,618,840
E*Trade Financial Corp. (c)	10,650	318,968

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Franklin Resources, Inc.	14,347	$703,433
Invesco, Ltd.	15,829	593,429
Legg Mason, Inc.	3,556	183,241
Morgan Stanley	56,565	2,194,156
Northern Trust Corp.	8,094	618,867
State Street Corp.	15,104	1,163,008
T Rowe Price Group, Inc.	9,715	755,147
The Bank of New York Mellon Corp.	41,284	1,732,690
The Charles Schwab Corp.	42,547	1,389,160
The Goldman Sachs Group, Inc.	14,790	3,088,004
		15,652,005
Commercial Banks (6.0%)
Bank of America Corp.	386,598	6,579,898
BB&T Corp.	26,907	1,084,621
Citigroup, Inc.	111,691	6,169,811
Comerica, Inc.	6,477	332,400
Fifth Third Bancorp	29,814	620,727
Huntington Bancshares, Inc.	29,763	336,620
JPMorgan Chase & Co.	136,611	9,256,765
KeyCorp	31,227	469,030
M&T Bank Corp.	4,901	612,282
People's United Financial, Inc.	11,366	184,243
Regions Financial Corp.	49,340	511,162
SunTrust Banks, Inc.	19,002	817,466
The PNC Financial Services Group, Inc.	19,065	1,823,567
US Bancorp	65,268	2,832,631
Wells Fargo & Co.	172,490	9,700,838
Zions Bancorporation	7,383	234,299
		41,566,360
Consumer Finance (0.8%)
American Express Co.	32,158	2,499,320
Capital One Financial Corp.	20,115	1,769,517
Discover Financial Services	16,289	938,572
Navient Corp.	14,320	260,767
		5,468,176
Diversified Financial Services (0.5%)
CME Group, Inc.	11,694	1,088,244
Intercontinental Exchange, Inc.	4,137	925,074
Leucadia National Corp.	11,528	279,900
Moody's Corp.	6,557	707,894
The NASDAQ OMX Group, Inc.	4,358	212,714
		3,213,826
Industrial REITs (0.1%)
ProLogis, Inc.	19,290	715,659
Insurance (4.0%)
ACE, Ltd. (b)	12,071	1,227,379
Aflac, Inc.	15,972	993,458
American International Group, Inc.	49,084	3,034,373
Aon PLC (b)	10,335	1,030,193
Assurant, Inc.	2,439	163,413
Berkshire Hathaway, Inc.— Class B (c)	67,136	9,137,881
Chubb Corp.	8,413	800,413
Cincinnati Financial Corp.	5,448	273,381
Genworth Financial, Inc. — Class A (c)	18,217	137,903
	Shares	Value(a)
Hartford Financial Services Group, Inc.	15,424	$641,176
Lincoln National Corp.	9,314	551,575
Loews Corp.	10,909	420,106
Marsh & McLennan Cos., Inc.	19,769	1,120,902
MetLife, Inc.	41,075	2,299,789
Principal Financial Group, Inc.	10,087	517,362
Prudential Financial, Inc.	16,642	1,456,508
The Allstate Corp.	15,056	976,683
The Progressive Corp.	19,653	546,943
The Travelers Cos., Inc.	11,732	1,134,015
Torchmark Corp.	4,587	267,055
Unum Group	9,172	327,899
XL Group PLC (b)	11,287	419,876
		27,478,283
Office REITs (0.2%)
Boston Properties, Inc.	5,649	683,755
SL Green Realty Corp.	3,637	399,670
Vornado Realty Trust	6,444	611,729
		1,695,154
Real Estate Services (0.1%)
CBRE Group, Inc. — Class A (c)	10,216	377,992
Residential REITs (0.4%)
Apartment Investment & Management Co. — Class A	5,663	209,134
AvalonBay Communities, Inc.	4,870	778,567
Equity Residential	13,416	941,401
Essex Property Trust, Inc.	2,390	507,875
		2,436,977
Retail REITs (0.5%)
General Growth Properties, Inc.	23,070	591,976
Kimco Realty Corp.	15,115	340,692
Realty Income Corp.	8,560	379,978
Simon Property Group, Inc.	11,464	1,983,501
The Macerich Co.	5,191	387,249
		3,683,396
Specialized REITs (1.1%)
American Tower Corp.	15,583	1,453,738
Crown Castle International Corp.	12,423	997,567
Equinix, Inc.	2,123	539,242
HCP, Inc.	16,992	619,698
Health Care REIT, Inc.	12,887	845,774
Host Hotels & Resorts, Inc.	27,836	551,988
Iron Mountain, Inc.	6,893	213,689
Plum Creek Timber Co., Inc.	6,392	259,323
Public Storage	5,353	986,933
Ventas, Inc.	12,199	757,436
Weyerhaeuser Co.	19,059	600,348
		7,825,736
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	17,650	174,382
Health Care (15.1%)
Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc. (c)	8,242	1,489,906
Amgen, Inc.	27,985	4,296,257
Biogen, Inc. (c)	8,652	3,494,889

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Celgene Corp. (c)	29,197	$3,379,115
Gilead Sciences, Inc.	54,099	6,333,911
Regeneron Pharmaceuticals, Inc. (c)	2,781	1,418,672
Vertex Pharmaceuticals, Inc. (c)	9,028	1,114,777
		21,527,527
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	54,803	2,689,731
Baxter International, Inc.	20,009	1,399,229
Becton Dickinson and Co.	7,699	1,090,563
Boston Scientific Corp. (c)	49,352	873,531
CR Bard, Inc.	2,710	462,597
DENTSPLY International, Inc.	5,075	261,616
Edwards Lifesciences Corp. (c)	3,977	566,444
Intuitive Surgical, Inc. (c)	1,398	677,331
Medtronic PLC (b)	52,454	3,886,842
St Jude Medical, Inc.	10,273	750,648
Stryker Corp.	11,034	1,054,519
Varian Medical Systems, Inc. (c)	3,690	311,178
Zimmer Biomet Holdings, Inc.	6,265	684,326
		14,708,555
Health Care Providers & Services (2.9%)
Aetna, Inc.	12,855	1,638,498
AmerisourceBergen Corp.	7,693	818,074
Anthem, Inc.	9,738	1,598,395
Cardinal Health, Inc.	12,174	1,018,355
Cigna Corp.	9,531	1,544,022
DaVita HealthCare Partners, Inc. (c)	6,366	505,906
Express Scripts Holding Co. (c)	26,806	2,384,126
HCA Holdings, Inc. (c)	10,676	968,527
Henry Schein, Inc. (c)	3,101	440,714
Humana, Inc.	5,517	1,055,292
Laboratory Corp. of America Holdings (c)	3,699	448,393
McKesson Corp.	8,587	1,930,443
Patterson Cos., Inc.	3,065	149,112
Quest Diagnostics, Inc.	5,321	385,879
Tenet Healthcare Corp. (c)	3,632	210,220
UnitedHealth Group, Inc.	35,041	4,275,002
Universal Health Services, Inc. — Class B	3,367	478,451
		19,849,409
Health Care Technology (0.1%)
Cerner Corp. (c)	11,244	776,510
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	12,265	473,184
PerkinElmer, Inc.	4,168	219,404
Thermo Fisher Scientific, Inc.	14,632	1,898,648
Waters Corp. (c)	3,082	395,667
		2,986,903
Pharmaceuticals (6.4%)
AbbVie, Inc.	63,299	4,253,060
Allergan PLC (c)	14,501	4,400,474
Bristol-Myers Squibb Co.	61,396	4,085,290
Eli Lilly & Co.	35,949	3,001,382
Endo International PLC (b) (c)	7,436	592,277
Hospira, Inc. (c)	6,321	560,736
	Shares	Value(a)
Johnson & Johnson	102,080	$9,948,717
Mallinckrodt PLC (c)	4,295	505,607
Merck & Co., Inc.	104,000	5,920,720
Mylan NV (c)	15,153	1,028,282
Perrigo Co. PLC (b)	5,384	995,125
Pfizer, Inc.	226,673	7,600,346
Zoetis, Inc.	18,368	885,705
		43,777,721
Industrials (9.8%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	11,496	1,628,868
Honeywell International, Inc.	28,763	2,932,963
L-3 Communications Holdings, Inc.	3,082	349,437
Lockheed Martin Corp.	9,893	1,839,109
Northrop Grumman Corp.	7,134	1,131,666
Precision Castparts Corp.	5,089	1,017,138
Raytheon Co.	11,233	1,074,774
Rockwell Collins, Inc.	4,902	452,700
The Boeing Co.	23,674	3,284,057
United Technologies Corp.	30,475	3,380,592
		17,091,304
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,396	336,656
Expeditors International of Washington, Inc.	6,971	321,398
FedEx Corp.	9,717	1,655,777
United Parcel Service, Inc. — Class B	25,528	2,473,919
		4,787,750
Airlines (0.5%)
American Airlines Group, Inc.	25,502	1,018,422
Delta Air Lines, Inc.	30,233	1,241,972
Southwest Airlines Co.	24,601	814,047
		3,074,441
Building Products (0.1%)
Allegion PLC (b)	3,540	212,896
Masco Corp.	12,790	341,109
		554,005
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,337	203,357
Cintas Corp.	3,491	295,304
Pitney Bowes, Inc.	7,335	152,641
Republic Services, Inc.	9,144	358,171
Stericycle, Inc. (c)	3,151	421,950
The ADT Corp.	6,211	208,503
Tyco International PLC	15,490	596,055
Waste Management, Inc.	15,646	725,192
		2,961,173
Construction & Engineering (0.1%)
Fluor Corp.	5,350	283,603
Jacobs Engineering Group, Inc. (c)	4,622	187,746
Quanta Services, Inc. (c)	7,698	221,856
		693,205

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (0.6%)
AMETEK, Inc.	8,890	$486,994
Eaton Corp. PLC	17,195	1,160,491
Emerson Electric Co.	24,601	1,363,633
Rockwell Automation, Inc.	4,997	622,826
Roper Technologies, Inc.	3,701	638,275
		4,272,219
Industrial Conglomerates (2.3%)
3M Co.	23,408	3,611,854
Danaher Corp.	22,644	1,938,100
General Electric Co.	370,910	9,855,079
Textron, Inc.	10,209	455,628
		15,860,661
Machinery (1.4%)
Caterpillar, Inc.	22,221	1,884,785
Cummins, Inc.	6,211	814,821
Deere & Co.	12,290	1,192,744
Dover Corp.	5,904	414,343
Flowserve Corp.	4,968	261,615
Illinois Tool Works, Inc.	12,452	1,142,969
Ingersoll-Rand PLC	9,710	654,648
Joy Global, Inc.	3,491	126,374
PACCAR, Inc.	13,074	834,252
Pall Corp.	3,932	489,337
Parker Hannifin Corp.	5,105	593,865
Pentair PLC (b)	6,613	454,644
Snap-On, Inc.	2,143	341,273
Xylem, Inc.	6,623	245,515
		9,451,185
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,339	163,358
Equifax, Inc.	4,406	427,779
Nielsen NV	13,547	606,499
Robert Half International, Inc.	4,983	276,556
United Rentals, Inc. (c)	3,559	311,840
		1,786,032
Road & Rail (0.8%)
CSX Corp.	36,369	1,187,448
Kansas City Southern	4,071	371,275
Norfolk Southern Corp.	11,222	980,354
Ryder System, Inc.	1,962	171,420
Union Pacific Corp.	32,232	3,073,966
		5,784,463
Trading Companies & Distributors (0.1%)
Fastenal Co.	9,925	418,636
WW Grainger, Inc.	2,255	533,646
		952,282
Information Technology (19.1%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	187,219	5,141,034
F5 Networks, Inc. (c)	2,660	320,131
Harris Corp.	4,539	349,094
Juniper Networks, Inc.	12,935	335,922
Motorola Solutions, Inc.	6,833	391,804
QUALCOMM, Inc.	59,987	3,756,986
		10,294,971
	Shares	Value(a)
Computers & Peripherals (4.6%)
Apple, Inc. (d)	212,072	$26,599,131
EMC Corp.	71,490	1,886,621
Hewlett-Packard Co.	66,496	1,995,545
NetApp, Inc.	11,397	359,689
SanDisk Corp.	7,654	445,616
Western Digital Corp.	8,008	627,987
		31,914,589
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. — Class A	11,339	657,322
Corning, Inc.	46,329	914,071
FLIR Systems, Inc.	5,155	158,877
Seagate Technology PLC	11,683	554,943
TE Connectivity, Ltd. (b)	14,980	963,214
		3,248,427
Internet Software & Services (3.2%)
Akamai Technologies, Inc. (c)	6,595	460,463
eBay, Inc. (c)	40,708	2,452,250
Facebook, Inc. — Class A (c)	77,532	6,649,532
Google, Inc. — Class A (c)	10,531	5,687,161
Google, Inc. — Class C (c)	10,581	5,507,516
VeriSign, Inc. (c)	3,879	239,412
Yahoo!, Inc. (c)	32,106	1,261,445
		22,257,779
IT Services (3.3%)
Accenture PLC — Class A (b)	23,053	2,231,069
Alliance Data Systems Corp. (c)	2,303	672,338
Automatic Data Processing, Inc.	17,284	1,386,695
Cognizant Technology Solutions Corp. — Class A (c)	22,481	1,373,364
Computer Sciences Corp.	5,068	332,664
Fidelity National Information Services, Inc.	10,412	643,462
Fiserv, Inc. (c)	8,702	720,787
International Business Machines Corp.	33,712	5,483,594
Mastercard, Inc. — Class A	35,678	3,335,179
Paychex, Inc.	11,953	560,357
Teradata Corp. (c)	5,227	193,399
The Western Union Co.	19,006	386,392
Total System Services, Inc.	5,973	249,492
Visa, Inc. — Class A	71,158	4,778,260
		22,347,052
Office Electronics (0.1%)
Xerox Corp.	38,199	406,437
Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	11,096	568,115
Analog Devices, Inc.	11,492	737,614
Applied Materials, Inc.	45,312	870,897
Avago Technologies, Ltd. (b)	9,462	1,257,784
Broadcom Corp. — Class A	20,002	1,029,903
First Solar, Inc. (c)	2,791	131,121
Intel Corp.	174,556	5,309,121
KLA-Tencor Corp.	5,887	330,908
Lam Research Corp.	5,775	469,796
Linear Technology Corp.	8,721	385,730

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Microchip Technology, Inc.	7,429	$352,320
Micron Technology, Inc. (c)	39,629	746,610
NVIDIA Corp.	18,814	378,350
Qorvo, Inc. (c)	5,501	441,565
Skyworks Solutions, Inc.	7,037	732,552
Texas Instruments, Inc.	38,297	1,972,679
Xilinx, Inc.	9,519	420,359
		16,135,424
Software (3.6%)
Adobe Systems, Inc. (c)	17,449	1,413,543
Autodesk, Inc. (c)	8,360	418,627
CA, Inc.	11,653	341,316
Citrix Systems, Inc. (c)	5,894	413,523
Electronic Arts, Inc. (c)	11,466	762,489
Intuit, Inc.	10,105	1,018,281
Microsoft Corp.	297,789	13,147,384
Oracle Corp.	117,353	4,729,326
Red Hat, Inc. (c)	6,764	513,591
Salesforce.com, Inc. (c)	22,443	1,562,706
Symantec Corp.	25,058	582,599
		24,903,385
Materials (3.1%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	7,112	973,135
Airgas, Inc.	2,549	269,633
CF Industries Holdings, Inc.	8,663	556,858
Eastman Chemical Co.	5,481	448,455
Ecolab, Inc.	9,832	1,111,704
EI du Pont de Nemours & Co.	33,290	2,128,896
FMC Corp.	4,916	258,336
International Flavors & Fragrances, Inc.	3,000	327,870
LyondellBasell Industries NV — Class A	14,461	1,497,003
Monsanto Co.	17,526	1,868,096
PPG Industries, Inc.	10,034	1,151,100
Praxair, Inc.	10,650	1,273,208
Sigma-Aldrich Corp.	4,404	613,697
The Dow Chemical Co.	39,893	2,041,325
The Mosaic Co.	11,368	532,591
The Sherwin-Williams Co.	2,916	801,958
		15,853,865
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,353	332,973
Vulcan Materials Co.	4,871	408,823
		741,796
Containers & Packaging (0.1%)
Ball Corp.	5,065	355,310
Owens-Illinois, Inc. (c)	5,935	136,149
Sealed Air Corp.	7,750	398,195
		889,654
Metals & Mining (0.4%)
Alcoa, Inc.	44,974	501,460
Allegheny Technologies, Inc.	4,006	120,981
Freeport-McMoRan, Inc.	38,248	712,178
Newmont Mining Corp.	19,377	452,647
Nucor Corp.	11,665	514,076
		2,301,342
	Shares	Value(a)
Paper & Forest Products (0.2%)
International Paper Co.	15,493	$737,312
MeadWestvaco Corp.	12,324	581,570
		1,318,882
Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	191,162	6,790,074
CenturyLink, Inc.	20,752	609,694
Frontier Communications Corp.	42,422	209,989
Level 3 Communications, Inc. (c)	10,830	570,416
Verizon Communications, Inc.	150,135	6,997,792
		15,177,965
Utilities (2.8%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	17,956	951,129
Duke Energy Corp.	25,456	1,797,703
Edison International	12,015	667,794
Entergy Corp.	6,555	462,127
Eversource Energy	11,683	530,525
Exelon Corp.	31,609	993,155
FirstEnergy Corp.	15,532	505,567
NextEra Energy, Inc.	16,353	1,603,084
Pepco Holdings, Inc.	9,223	248,468
Pinnacle West Capital Corp.	4,077	231,940
PPL Corp.	24,496	721,897
Southern Co.	33,434	1,400,885
		10,114,274
Gas Utilities (0.1%)
AGL Resources, Inc.	4,412	205,423
ONEOK, Inc.	7,585	299,456
		504,879
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	12,276	280,875
The AES Corp.	25,121	333,104
		613,979
Multi-Utilities (1.1%)
Ameren Corp.	8,848	333,393
CenterPoint Energy, Inc.	15,750	299,722
CMS Energy Corp.	10,158	323,431
Consolidated Edison, Inc.	10,801	625,162
Dominion Resources, Inc.	21,846	1,460,842
DTE Energy Co.	6,635	495,236
NiSource, Inc.	11,661	531,625
PG&E Corp.	17,674	867,793
Public Service Enterprise Group, Inc.	18,567	729,312
SCANA Corp.	5,270	266,926
Sempra Energy	8,539	844,849
TECO Energy, Inc.	8,585	151,611
WEC Energy Group, Inc.	11,524	518,253
Xcel Energy, Inc.	18,659	600,447
		8,048,602
Total common stocks (cost: $279,345,311)		670,853,996

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (2.4%)
Investment Companies (2.4%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	16,259,702	$16,259,702
Total short-term securities (cost: $16,259,702)		16,259,702
Total investments in securities (cost: $295,605,013) (e)		687,113,698
Cash and other assets in excess of liabilities (0.0%)		282,217
Total net assets (100.0%)		$687,395,915

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.2% of net assets in foreign securities at June 30, 2015.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2015, securities with an aggregate market value of $4,389,875 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	September 2015	150	Long	$(271,011)
		150		$(271,011)

(e)  At June 30, 2015 the cost of securities for federal income tax purposes was $298,879,355. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$393,627,226
Gross unrealized depreciation	(5,392,883)
Net unrealized appreciation	$388,234,343

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (61.9%)
Brazil (4.4%)
Government (4.4%)
Brazil Letras do Tesouro Nacional (BRL) 14.203%, 07/01/16 (c)	$2,680,000	$754,400
Brazil Notas do Tesouro Nacional Serie B (BRL) 6.000%, 08/15/16	189,000	160,001
6.000%, 08/15/18	140,000	117,916
6.000%, 05/15/19	330,000	276,501
6.000%, 08/15/20	40,000	33,453
6.000%, 08/15/22	140,000	117,499
6.000%, 05/15/23	237,000	198,083
6.000%, 08/15/24	110,000	92,347
6.000%, 05/15/45	2,000,000	1,691,795
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	6,480,000	1,981,938
		5,423,933
Hungary (5.5%)
Government (5.5%)
Hungary Government Bond (HUF) 4.000%, 04/25/18	77,420,000	287,415
5.500%, 12/20/18	133,770,000	522,682
5.500%, 06/24/25	21,610,000	86,018
6.000%, 11/24/23	31,420,000	128,153
6.500%, 06/24/19	205,110,000	829,664
6.750%, 02/24/17	8,510,000	32,611
6.750%, 11/24/17	197,620,000	782,430
7.000%, 06/24/22	32,660,000	138,907
7.500%, 11/12/20	15,140,000	65,214
Hungary Government International Bond (EUR) 3.875%, 02/24/20	150,000	183,404
4.375%, 07/04/17	154,000	182,616
5.750%, 06/11/18	530,000	666,798
Hungary Government International Bond (USD) 4.125%, 02/19/18	368,000	382,996
5.375%, 02/21/23	740,000	800,458
6.250%, 01/29/20	735,000	823,200
6.375%, 03/29/21	810,000	918,945
		6,831,511
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (d)	340,000	383,904
Indonesia (4.5%)
Government (4.5%)
Indonesia Treasury Bond (IDR) 5.625%, 05/15/23	6,213,000,000	393,606
7.000%, 05/15/22	5,136,000,000	358,447
7.875%, 04/15/19	5,659,000,000	420,742
8.250%, 07/15/21	1,218,000,000	91,094
8.375%, 03/15/24	116,000,000	8,704
8.375%, 09/15/26	124,000,000	9,306
	Principal(b)	Value(a)
9.000%, 03/15/29	$506,000,000	$40,002
9.500%, 07/15/23	18,680,000,000	1,490,757
10.000%, 09/15/24	1,959,000,000	161,764
10.250%, 07/15/22	4,158,000,000	342,788
11.000%, 11/15/20	8,082,000,000	675,790
11.500%, 09/15/19	466,000,000	38,891
12.800%, 06/15/21	13,266,000,000	1,199,875
12.900%, 06/15/22	3,361,000,000	311,383
		5,543,149
Ireland (2.7%)
Government (2.7%)
Ireland Government Bond (EUR) 5.400%, 03/13/25	2,278,580	3,381,216
Lithuania (0.9%)
Government (0.9%)
Lithuania Government International Bond (USD) 6.125%, 03/09/21 (d)	100,000	115,085
7.375%, 02/11/20 (d)	900,000	1,069,470
		1,184,555
Malaysia (2.9%)
Government (2.9%)
Malaysia Government Bond (MYR) 3.172%, 07/15/16	1,341,000	355,912
3.197%, 10/15/15	2,750,000	729,679
3.394%, 03/15/17	1,740,000	463,264
3.814%, 02/15/17	600,000	160,744
3.835%, 08/12/15	3,715,000	985,547
4.262%, 09/15/16	800,000	214,903
4.720%, 09/30/15	2,555,000	679,705
		3,589,754
Mexico (8.2%)
Government (8.2%)
Mexican Bonos (MXN) 6.250%, 06/16/16	19,459,000	1,273,000
7.250%, 12/15/16	74,317,000	4,963,299
7.750%, 12/14/17	5,000,000	344,083
8.000%, 12/17/15	47,473,000	3,091,311
Mexican Udibonos (MXN) 2.500%, 12/10/20	1,456,389	94,142
3.500%, 12/14/17	2,638,386	178,792
4.000%, 06/13/19	1,820,486	125,700
5.000%, 06/16/16	2,664,770	178,035
		10,248,362
Philippines (1.6%)
Government (1.6%)
Philippine Government Bond (PHP) 1.625%, 04/25/16	54,300,000	1,196,233
7.000%, 01/27/16	31,950,000	725,702
9.125%, 09/04/16	730,000	17,359
		1,939,294

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Poland (6.4%)
Government (6.4%)
Poland Government Bond (PLN) 2.010%, 01/25/17 (e)	$2,011,000	$534,499
2.010%, 01/25/21 (e)	2,040,000	534,884
2.963%, 01/25/16 (c)	4,340,000	1,143,736
2.986%, 07/25/15 (c)	911,000	241,990
4.750%, 10/25/16	1,680,000	463,556
5.000%, 04/25/16	1,650,000	450,263
5.750%, 09/23/22	5,900,000	1,831,543
6.250%, 10/24/15	2,925,000	788,861
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,964,350
		7,953,682
Portugal (2.3%)
Government (2.3%)
Portugal Government International Bond (USD) 5.125%, 10/15/24 (d)	1,060,000	1,081,285
Portugal Obrigacoes do Tesouro OT (EUR) 3.875%, 02/15/30 (d)	1,490,000	1,749,972
4.950%, 10/25/23	10,600	13,831
5.650%, 02/15/24	26,200	35,579
		2,880,667
Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD) 4.875%, 02/25/20 (d)	360,000	363,384
5.250%, 11/21/17 (d)	200,000	206,620
7.250%, 09/28/21 (d)	410,000	459,200
		1,029,204
Singapore (3.0%)
Government (3.0%)
Singapore Government Bond (SGD) 1.125%, 04/01/16	5,070,000	3,771,342
Slovenia (0.7%)
Government (0.7%)
Slovenia Government International Bond (USD) 5.500%, 10/26/22 (d)	530,000	587,743
5.850%, 05/10/23 (d)	200,000	226,290
		814,033
South Korea (13.8%)
Financial (9.6%)
Korea Monetary Stabilization Bond (KRW) 1.960%, 02/02/17	130,100,000	117,149
2.070%, 12/02/16	233,300,000	210,325
2.780%, 02/02/16	273,450,000	246,856
2.790%, 06/02/16	4,567,000,000	4,138,149
2.800%, 08/02/15	400,160,000	359,136
2.800%, 04/02/16	774,650,000	700,720
	Principal(b)	Value(a)
2.810%, 10/02/15	$55,000,000	$49,463
2.900%, 12/02/15	6,685,600,000	6,027,055
		11,848,853
Government (4.2%)
Korea Treasury Bond (KRW) 2.750%, 12/10/15	754,400,000	679,812
2.750%, 06/10/16	2,511,500,000	2,275,325
3.000%, 12/10/16	2,516,120,000	2,298,120
		5,253,257
		17,102,110
Sri Lanka (1.3%)
Government (1.3%)
Sri Lanka Government Bond (LKR) 6.500%, 07/15/15	4,310,000	32,213
7.500%, 08/15/18	2,880,000	21,394
8.000%, 06/15/17	1,640,000	12,505
8.000%, 11/15/18	100,000	751
8.000%, 11/01/19	1,640,000	12,230
8.250%, 03/01/17	80,000	612
8.500%, 11/01/15	40,000	301
8.500%, 04/01/18	1,570,000	11,987
8.500%, 06/01/18	10,000	76
9.000%, 05/01/21	20,000	151
10.600%, 07/01/19	2,620,000	21,271
10.600%, 09/15/19	4,470,000	36,213
11.000%, 08/01/15	82,800,000	621,290
11.000%, 09/01/15	120,750,000	909,124
		1,680,118
Ukraine (2.6%)
Government (2.6%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (d)	200,000	97,845
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (d)	100,000	57,381
Ukraine Government International Bond (USD) 7.500%, 04/17/23 (d)	2,600,000	1,352,000
7.750%, 09/23/20 (d)	100,000	49,250
7.800%, 11/28/22 (d)	1,600,000	824,000
9.250%, 07/24/17 (d)	1,840,000	885,040
		3,265,516
Total long-term debt securities (cost: $84,646,814)		77,022,350
Short-Term Securities (15.3%)
Malaysia (1.5%)
Bank Negara Malaysia Monetary Note (MYR) 3.050%, 08/04/15 (c)	500,000	132,143
3.135%, 11/12/15 (c)	210,000	55,045
3.136%, 07/16/15 (c)	1,030,000	272,648
3.197%, 09/22/15 (c)	40,000	10,528
3.200%, 08/18/15 (c)	470,000	124,070
3.200%, 10/01/15 (c)	1,270,000	334,020
3.234%, 11/24/15 (c)	80,000	20,948
3.244%, 11/03/15 (c)	200,000	52,456

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
3.250%, 08/11/15 (c)	$1,305,000	$344,694
3.280%, 10/27/15 (c)	50,000	13,122
3.370%, 09/08/15 (c)	230,000	60,608
Malaysia Treasury Bill (MYR) 2.800%, 09/04/15 (c)	230,000	60,637
2.800%, 05/27/16 (c)	40,000	10,303
2.815%, 12/11/15 (c)	210,000	54,895
2.950%, 07/24/15 (c)	20,000	5,292
2.950%, 10/23/15 (c)	30,000	7,877
2.970%, 04/29/16 (c)	30,000	7,747
2.980%, 07/24/15 (c)	50,000	13,228
2.985%, 03/18/16 (c)	60,000	15,550
2.986%, 07/31/15 (c)	30,000	7,931
3.000%, 07/10/15 (c)	20,000	5,297
3.000%, 10/09/15 (c)	30,000	7,885
3.001%, 09/11/15 (c)	60,000	15,806
3.040%, 09/25/15 (c)	30,000	7,895
3.172%, 08/14/15 (c)	590,000	155,811
3.250%, 01/22/16 (c)	30,000	7,814
		1,804,250
Mexico (6.6%)
Mexican Cetes (MXN) 3.011%, 07/23/15 (c)	2,856,000	181,673
3.148%, 09/24/15 (c) (f)	4,213,400	266,488
3.159%, 09/17/15 (c)	13,682,000	866,072
3.184%, 10/29/15 (c)	1,085,800	68,471
3.194%, 10/15/15 (c)	248,700	15,704
3.214%, 10/01/15 (c)	6,572,100	415,516
3.234%, 11/26/15 (c)	4,812,100	302,644
3.262%, 11/12/15 (c)	3,120,400	196,514
3.263%, 12/10/15 (c)	12,752,400	801,027
3.281%, 01/07/16 (c)	9,247,900	579,441
3.317%, 02/04/16 (c)	3,373,700	210,808
3.329%, 04/14/16 (c)	8,810,600	546,650
3.382%, 03/31/16 (c)	21,070,900	1,309,228
3.469%, 04/28/16 (c)	5,913,700	366,378
3.527%, 05/26/16 (c)	11,795,900	728,639
3.538%, 06/23/16 (c) (f)	11,115,800	683,994
3.616%, 03/03/16 (c)	10,394,800	647,717
		8,186,964
Philippines (0.5%)
Philippine Treasury Bill (PHP) 1.374%, 11/04/15 (c)	1,790,000	39,410
1.447%, 07/08/15 (c)	50,000	1,108
1.452%, 03/02/16 (c)	2,790,000	60,924
1.455%, 12/02/15 (c)	4,450,000	97,661
1.455%, 02/03/16 (c) (f)	3,650,000	79,839
1.513%, 09/02/15 (c)	640,000	14,138
1.514%, 10/07/15 (c)	5,750,000	126,803
1.639%, 08/05/15 (c)	7,770,000	171,862
		591,745
Singapore (1.7%)
Monetary Authority of Singapore (SGD) 0.901%, 08/14/15 (c)	650,000	482,286
0.901%, 08/21/15 (c)	120,000	89,022
0.993%, 07/31/15 (c)	2,100,000	1,558,662
		2,129,970
	Principal(b)	Value(a)
South Korea (1.0%)
Korea Monetary Stabilization Bond (KRW) 1.512%, 12/15/15 (c)	$503,500,000	$448,138
1.564%, 09/08/15 (c)	72,000,000	64,357
1.620%, 06/09/16	43,100,000	38,639
1.624%, 07/07/15 (c)	352,700,000	316,099
1.665%, 10/06/15 (c)	271,300,000	242,205
1.740%, 05/09/16	89,900,000	80,681
1.977%, 08/04/15 (c)	60,000,000	53,710
		1,243,829
United States (4.0%)
Federal Home Loan Bank (USD) 0.000%, 07/01/15	5,000,000	5,000,000
Total short-term securities (cost: $19,564,234)		18,956,758
Total investments in securities (cost: $104,211,048) (g)		95,979,108
Cash and other assets in excess of liabilities (22.8%)		28,269,447
Total net assets (100.0%)		$124,248,555

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2015, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/06/15	19,213,833	INR	301,110	USD	$(398)	DBK
07/06/15	44,718,000	CLP	70,645	USD	744	DBK
07/06/15	300,275	USD	19,213,833	INR	1,234	DBK
07/06/15	71,382	USD	44,718,000	CLP	(1,482)	DBK
07/06/15	144,420,000	CLP	228,242	USD	2,494	MSC
07/06/15	231,788	USD	144,420,000	CLP	(6,040)	MSC
07/07/15	108,551,000	CLP	171,487	USD	1,821	DBK
07/07/15	27,476	USD	17,331,000	CLP	(388)	DBK
07/07/15	144,619	USD	91,220,000	CLP	(2,042)	DBK
07/08/15	115,287	USD	72,613,500	CLP	(1,801)	DBK
07/08/15	142,545	USD	515,800	MYR	(5,898)	DBK
07/09/15	278,175	USD	175,690,000	CLP	(3,617)	CIT
07/09/15	78,629	EUR	328,000	PLN	(414)	DBK
07/09/15	40,271	USD	2,586,000	INR	288	DBK
07/09/15	219,468	USD	13,884,000	INR	(1,714)	DBK
07/13/15	78,839	EUR	328,000	PLN	(663)	BCB
07/13/15	92,078	EUR	384,000	PLN	(529)	CIT
07/13/15	78,559	EUR	328,000	PLN	(350)	DBK
07/13/15	159,987	USD	98,760,000	CLP	(5,706)	DBK
07/13/15	281,354	USD	1,023,987	MYR	(10,182)	HSB
07/14/15	473,839	EUR	1,967,000	PLN	(5,157)	DBK
07/14/15	315,915	USD	1,023,565	MYR	(44,877)	DBK
07/14/15	2,051,890	EUR	8,809,788	MYR	46,252	JPM
07/15/15	251,549	USD	15,917,000	INR	(2,198)	DBK
07/15/15	358,025	USD	1,160,000	MYR	(50,883)	DBK
07/15/15	118,877	USD	74,530,000	CLP	(2,469)	MSC
07/16/15	161,000	EUR	219,903	USD	40,485	BCB
07/16/15	35,690,000	JPY	307,460	USD	15,744	HSB
07/16/15	297,979	EUR	1,238,000	PLN	(2,996)	MSC
07/16/15	45,710,000	JPY	392,122	USD	18,505	SCB
07/17/15	42,190	EUR	57,513	USD	10,496	DBK
07/17/15	114,674	USD	72,840,000	CLP	(926)	MSC
07/20/15	253,000	EUR	343,000	USD	61,043	BCB
07/20/15	500,229	USD	31,697,000	INR	(4,152)	DBK
07/20/15	212,890	USD	132,460,000	CLP	(6,093)	DBK
07/20/15	183,228	EUR	813,000	MYR	10,979	DBK
07/20/15	71,068	USD	232,000	MYR	(9,664)	DBK
07/20/15	58,036	USD	37,064,409	CLP	(171)	MSC
07/20/15	325,953	USD	206,735,591	CLP	(3,198)	MSC
07/21/15	10,020,000	JPY	86,168	USD	4,263	DBK
07/22/15	79,612	USD	5,058,000	INR	(482)	DBK
07/22/15	208,159	EUR	918,000	MYR	10,940	DBK
07/22/15	112,529	USD	366,000	MYR	(15,675)	DBK
07/22/15	139,000	EUR	188,470	USD	33,557	DBK
07/22/15	379,224	USD	24,082,000	INR	(2,472)	JPM
07/23/15	271,179	USD	171,290,000	CLP	(3,833)	DBK
07/23/15	126,000	EUR	170,690	USD	30,263	DBK
07/23/15	290,000	SGD	219,191	USD	3,873	JPM
07/23/15	216,952	USD	290,000	SGD	(1,634)	JPM
07/24/15	32,786,000	JPY	324,415	USD	56,409	CIT
07/24/15	51,000,000	JPY	504,376	USD	87,482	JPM
07/27/15	119,156	USD	7,654,000	INR	472	DBK
07/27/15	137,596	USD	445,000	MYR	(19,883)	DBK
07/27/15	270,506	EUR	1,180,000	MYR	10,645	DBK
07/27/15	184,000	EUR	248,135	USD	43,057	DBK
07/27/15	184,000	EUR	248,244	USD	43,166	GSC
07/27/15	1,454,500	SGD	1,099,296	USD	19,418	JPM
07/27/15	75,842	USD	47,223,000	CLP	(2,164)	JPM

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/27/15	17,600,000	JPY	174,154	USD	$30,280	JPM
07/27/15	1,084,557	USD	1,454,500	SGD	(4,680)	JPM
07/28/15	30,914	EUR	41,701	USD	7,245	CIT
07/28/15	260,373	USD	151,290,000	CLP	(24,350)	DBK
07/28/15	154,528	USD	89,810,000	CLP	(14,417)	MSC
07/29/15	60,350,000	JPY	594,860	USD	101,506	BCB
07/30/15	89,242	USD	51,930,000	CLP	(8,242)	JPM
07/30/15	270,568	EUR	1,180,000	MYR	10,490	JPM
07/30/15	4,029,385	USD	13,031,032	MYR	(583,200)	JPM
07/30/15	4,400,000	MYR	1,321,679	USD	158,055	JPM
07/30/15	4,300,000	MYR	1,299,809	USD	162,631	JPM
07/30/15	4,331,032	MYR	1,196,219	USD	50,835	JPM
07/31/15	157,475	USD	10,151,714	INR	1,070	DBK
07/31/15	84,034	USD	48,870,000	CLP	(7,814)	DBK
07/31/15	207,563	USD	674,000	MYR	(29,332)	JPM
07/31/15	535,000	EUR	719,286	USD	122,971	JPM
07/31/15	674,000	MYR	186,142	USD	7,910	JPM
08/04/15	97,592	EUR	130,904	USD	22,121	BCB
08/04/15	165,790	USD	97,750,000	CLP	(13,389)	DBK
08/04/15	535,000	EUR	717,983	USD	121,637	HSB
08/04/15	536,000	EUR	719,312	USD	121,851	UBS
08/05/15	83,840	USD	51,700,000	CLP	(3,243)	BCB
08/05/15	335,000	EUR	450,332	USD	76,913	BCB
08/05/15	84,872	USD	5,460,000	INR	318	HSB
08/05/15	366,500	EUR	492,708	USD	84,177	JPM
08/06/15	1,234,084	SGD	931,244	USD	15,131	DBK
08/06/15	262,693	USD	327,000	SGD	(19,947)	DBK
08/06/15	77,828	USD	47,932,000	CLP	(3,112)	DBK
08/06/15	728,523	USD	907,084	SGD	(55,156)	DBK
08/06/15	349,977	USD	1,143,865	MYR	(47,627)	HSB
08/10/15	17,124	EUR	22,912	USD	3,823	CIT
08/10/15	59,760	EUR	79,908	USD	13,290	CIT
08/10/15	8,283	USD	30,000	MYR	(355)	HSB
08/11/15	15,430,000	JPY	151,404	USD	25,246	BCB
08/11/15	15,440,000	JPY	151,558	USD	25,319	CIT
08/11/15	46,090,000	JPY	452,417	USD	75,580	CIT
08/11/15	273,000	EUR	365,808	USD	61,473	DBK
08/11/15	246,527	USD	16,044,000	INR	3,503	HSB
08/11/15	6,107	USD	20,000	MYR	(822)	HSB
08/11/15	242,204	USD	327,000	SGD	524	HSB
08/11/15	360,500	EUR	482,845	USD	80,966	JPM
08/11/15	428,549	USD	360,500	EUR	(26,671)	JPM
08/11/15	207,765	USD	128,060,000	CLP	(8,238)	MSC
08/12/15	735,633	USD	996,930	SGD	4,366	BCB
08/12/15	38,785	USD	2,528,000	INR	603	DBK
08/12/15	87,530	USD	51,800,000	CLP	(6,829)	DBK
08/12/15	15,430,000	JPY	152,041	USD	25,882	DBK
08/12/15	480,212	USD	651,000	SGD	3,011	DBK
08/12/15	107,000	EUR	143,673	USD	24,390	GSC
08/12/15	41,878	USD	2,730,000	INR	658	HSB
08/12/15	59,962	USD	3,868,000	INR	306	JPM
08/13/15	106,164	USD	6,890,000	INR	1,168	HSB
08/17/15	188,832	USD	256,000	SGD	1,177	BCB
08/17/15	72,435	USD	43,763,000	CLP	(4,287)	CIT
08/17/15	125,989	USD	76,119,000	CLP	(7,456)	CIT
08/17/15	141,377	USD	192,000	SGD	1,131	HSB
08/17/15	71,841	USD	43,367,000	CLP	(4,310)	JPM
08/18/15	51,438,000	JPY	504,351	USD	83,755	DBK
08/18/15	141,377	USD	192,000	SGD	1,129	HSB
08/18/15	101,962	USD	106,000,000	KRW	(6,976)	JPM
08/18/15	75,659	USD	44,900,000	CLP	(5,747)	MSC
08/19/15	842,328	EUR	3,590,000	PLN	14,257	DBK
08/19/15	133,738	USD	485,000	MYR	(5,651)	HSB
08/20/15	96,755,000	JPY	946,722	USD	155,561	HSB

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/20/15	69,639,000	JPY	681,726	USD	$112,292	JPM
08/20/15	40,725	USD	24,160,000	CLP	(3,113)	JPM
08/21/15	761,000	EUR	1,016,049	USD	167,577	JPM
08/21/15	904,795	USD	761,000	EUR	(56,322)	JPM
08/24/15	23,068,000	JPY	224,203	USD	35,568	BCB
08/24/15	210,145	USD	127,810,000	CLP	(11,247)	DBK
08/24/15	141,170	USD	192,500	SGD	1,694	DBK
08/24/15	1,100,358	USD	1,228,000,000	KRW	10	HSB
08/25/15	22,797,000	JPY	220,457	USD	34,036	DBK
08/25/15	45,752,000	JPY	442,690	USD	68,557	HSB
08/26/15	64,764,000	JPY	627,157	USD	97,549	BCB
08/26/15	131,855	EUR	175,450	USD	28,428	BCB
08/26/15	97,310	USD	6,313,000	INR	783	DBK
08/26/15	598,736	USD	815,000	SGD	6,099	DBK
08/26/15	45,992,000	JPY	445,059	USD	68,959	JPM
08/26/15	19,700,000	JPY	165,268	USD	4,172	JPM
08/26/15	856,187	USD	1,165,870	SGD	9,039	MSC
08/26/15	52,556,000	JPY	440,749	USD	10,972	SCB
08/26/15	743,770	EUR	844,335	USD	15,013	SCB
08/27/15	323,234	USD	197,690,000	CLP	(15,676)	DBK
08/27/15	38,472,000	JPY	371,385	USD	56,777	DBK
08/27/15	150,993	USD	90,490,000	CLP	(10,212)	DBK
08/27/15	73,808,000	JPY	712,556	USD	108,984	HSB
08/27/15	327,271	EUR	433,462	USD	68,541	JPM
08/27/15	33,447,000	JPY	323,305	USD	49,788	JPM
08/28/15	49,232	USD	29,500,000	CLP	(3,342)	JPM
08/31/15	134,464	USD	83,673,000	CLP	(4,337)	DBK
08/31/15	51,798	EUR	68,509	USD	10,749	DBK
08/31/15	22,848,000	JPY	220,887	USD	34,037	JPM
09/02/15	86,000	EUR	113,647	USD	17,745	DBK
09/03/15	220,141	USD	137,500,000	CLP	(6,363)	BCB
09/03/15	70,616	USD	44,100,000	CLP	(2,052)	MSC
09/03/15	133,184	USD	83,180,000	CLP	(3,860)	MSC
09/04/15	38,006	USD	23,944,000	CLP	(783)	DBK
09/08/15	114,659	USD	72,613,500	CLP	(1,816)	DBK
09/08/15	323,654	USD	196,005,000	CLP	(19,057)	DBK
09/08/15	74,750	EUR	98,612	USD	15,247	DBK
09/08/15	745,000	EUR	969,320	USD	138,464	JPM
09/08/15	886,029	USD	745,000	EUR	(55,173)	JPM
09/09/15	166,475	USD	101,500,000	CLP	(8,756)	DBK
09/10/15	147,083	USD	9,556,000	INR	967	JPM
09/11/15	67,497	USD	4,419,000	INR	953	CIT
09/16/15	396,700	USD	553,000	SGD	13,603	HSB
09/17/15	136,653	USD	87,130,000	CLP	(1,364)	DBK
09/21/15	33,313	EUR	43,353	USD	6,193	BCB
09/21/15	134,443	USD	86,050,000	CLP	(881)	DBK
09/21/15	370,840	USD	468,000	SGD	(23,619)	HSB
09/22/15	127,507	USD	82,000,000	CLP	(243)	JPM
09/23/15	384,000	EUR	495,917	USD	67,566	DBK
09/23/15	616,157	EUR	795,767	USD	108,446	UBS
09/24/15	81,780	EUR	105,446	USD	14,219	BCB
09/24/15	226,666	USD	144,420,000	CLP	(2,568)	MSC
09/28/15	94,407	EUR	121,757	USD	16,438	CIT
09/28/15	70,155	USD	44,718,000	CLP	(791)	DBK
09/28/15	179,000	EUR	230,522	USD	30,832	DBK
09/30/15	134,625	USD	8,799,452	INR	1,175	DBK
09/30/15	42,908	USD	160,000	MYR	(783)	HSB
09/30/15	9,763,000	JPY	89,946	USD	10,060	JPM
10/01/15	229,895	USD	769,000	MYR	(27,447)	HSB
10/05/15	84,073	USD	5,460,000	INR	108	HSB
10/07/15	170,103	USD	108,551,000	CLP	(1,859)	DBK
10/07/15	19,820,860	MXN	1,290,118	USD	35,410	HSB
10/07/15	1,435,566	USD	19,820,860	MXN	(180,858)	HSB
10/08/15	404,175	EUR	440,126	USD	(10,840)	DBK

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
10/08/15	140,379,090	JPY	4,300,000	MYR	$(17,292)	JPM
10/13/15	602,000	EUR	653,146	USD	(18,607)	HSB
10/13/15	142,013,168	JPY	4,400,000	MYR	(4,797)	JPM
10/14/15	12,237,000	MXN	793,065	USD	18,828	DBK
10/14/15	894,779	USD	12,237,000	MXN	(120,542)	DBK
10/15/15	1,260,000	EUR	1,602,594	USD	196,550	CIT
10/19/15	59,270	USD	3,868,000	INR	208	JPM
10/20/15	1,004,000	EUR	1,285,522	USD	165,050	HSB
10/20/15	139,540	USD	467,000	MYR	(16,729)	JPM
10/22/15	27,530,000	JPY	258,716	USD	33,343	BCB
10/23/15	251,518	USD	841,000	MYR	(30,388)	HSB
10/26/15	188,458	USD	628,000	MYR	(23,362)	DBK
10/26/15	341,000	EUR	432,848	USD	52,249	DBK
10/26/15	125,641	USD	418,635	MYR	(15,585)	HSB
10/27/15	249,043	EUR	316,277	USD	38,309	BCB
10/29/15	368,558	USD	23,887,000	INR	(1,949)	JPM
10/30/15	309,929	USD	20,094,000	INR	(1,593)	HSB
10/30/15	125,468	USD	419,000	MYR	(15,340)	JPM
11/04/15	699,000	EUR	878,818	USD	98,520	UBS
11/06/15	295,189	USD	19,213,833	INR	(749)	DBK
11/09/15	75,000	EUR	84,439	USD	708	GSC
11/10/15	13,826,020	JPY	121,278	USD	8,045	CIT
11/10/15	3,406,000	EUR	4,253,924	USD	451,380	DBK
11/12/15	14,673,000	JPY	122,420	USD	2,244	CIT
11/12/15	956,000	EUR	1,198,231	USD	130,891	CIT
11/12/15	19,766,000	JPY	173,941	USD	12,053	CIT
11/12/15	22,910,000	JPY	200,828	USD	13,190	HSB
11/12/15	13,582,000	JPY	119,337	USD	8,097	JPM
11/13/15	805,000	EUR	1,004,793	USD	106,023	BCB
11/13/15	19,620,000	JPY	163,955	USD	3,259	GSC
11/13/15	82,000	EUR	91,596	USD	45	GSC
11/13/15	14,666,000	JPY	122,547	USD	2,426	SCB
11/13/15	16,000	EUR	17,888	USD	25	SCB
11/16/15	14,665,000	JPY	122,546	USD	2,426	CIT
11/16/15	415,000	EUR	519,663	USD	56,297	DBK
11/16/15	153,000	EUR	172,445	USD	1,613	GSC
11/16/15	437,000	EUR	546,840	USD	58,910	MSC
11/16/15	18,200,000	JPY	158,709	USD	9,634	MSC
11/16/15	13,769,800	JPY	120,279	USD	7,491	SCB
11/18/15	74,624,550	JPY	628,740	USD	17,466	BOA
11/18/15	45,867,000	JPY	395,473	USD	19,762	DBK
11/18/15	1,755,000	AUD	1,411,722	USD	72,761	JPM
11/19/15	403,000	AUD	321,548	USD	14,098	CIT
11/19/15	56,774,000	JPY	490,255	USD	25,190	CIT
11/19/15	118,528	USD	405,080	MYR	(12,176)	DBK
11/19/15	1,285,000	AUD	1,024,145	USD	43,817	JPM
11/20/15	63,773,000	JPY	550,242	USD	27,833	CIT
11/20/15	65,657	USD	225,000	MYR	(6,587)	HSB
11/23/15	154,000	EUR	172,865	USD	896	GSC
11/23/15	191,000	EUR	240,230	USD	26,944	MSC
11/24/15	11,968,000	JPY	102,378	USD	4,331	HSB
11/25/15	333,000	EUR	415,141	USD	43,272	MSC
12/04/15	100,000	EUR	124,770	USD	13,080	DBK
12/09/15	69,400,000	JPY	554,291	USD	(14,450)	HSB
12/09/15	202,851	EUR	249,888	USD	23,303	HSB
12/09/15	30,600	EUR	37,801	USD	3,621	SCB
12/15/15	89,000	EUR	111,101	USD	11,678	JPM
12/18/15	74,100	AUD	56,819	USD	372	CIT
12/21/15	46,870,000	JPY	401,216	USD	17,009	DBK
12/21/15	46,950,000	JPY	401,454	USD	16,591	HSB
12/22/15	22,560,000	JPY	190,795	USD	5,860	BCB
12/22/15	35,200,000	JPY	298,103	USD	9,552	CIT
01/08/16	10,873,000	JPY	91,821	USD	2,656	GSC
01/11/16	48,424	USD	179,000	MYR	(1,563)	JPM

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
01/11/16	14,608	USD	54,000	MYR	$(471)	JPM
01/13/16	3,206,080	EUR	3,808,022	USD	224,442	SCB
01/14/16	9,980,000	JPY	84,180	USD	2,326	CIT
01/14/16	29,920,000	JPY	253,947	USD	8,549	SCB
01/15/16	33,230,000	JPY	282,825	USD	10,273	BCB
01/15/16	128,914	EUR	152,821	USD	8,722	CIT
01/15/16	184,000	EUR	217,718	USD	12,044	DBK
01/15/16	141,863	EUR	168,043	USD	9,469	JPM
01/15/16	21,600,000	JPY	183,150	USD	5,987	JPM
01/15/16	638,000	EUR	754,562	USD	41,409	JPM
01/19/16	638,000	EUR	755,056	USD	41,839	BCB
01/19/16	636,000	EUR	751,529	USD	40,548	JPM
01/20/16	459,600	EUR	538,812	USD	25,016	DBK
01/21/16	190,000	EUR	221,749	USD	9,339	BCB
01/25/16	642,000	EUR	751,544	USD	33,759	JPM
01/27/16	362,540	EUR	411,617	USD	6,263	BCB
01/27/16	52,800,000	JPY	451,379	USD	18,189	GSC
01/28/16	64,982,551	JPY	555,323	USD	22,171	HSB
01/29/16	310,400	EUR	353,645	USD	6,573	CIT
01/29/16	50,203,538	JPY	428,226	USD	16,319	DBK
02/03/16	820,000	EUR	931,766	USD	14,784	DBK
02/09/16	14,673,000	JPY	125,795	USD	5,375	CIT
02/09/16	454,000	EUR	521,464	USD	13,701	CIT
02/09/16	210,000	EUR	241,689	USD	6,821	DBK
02/09/16	51,000	EUR	58,625	USD	1,585	GSC
02/10/16	158,000	EUR	179,447	USD	2,732	HSB
02/11/16	341,000	EUR	387,557	USD	6,158	BCB
02/11/16	389,000	EUR	442,099	USD	7,013	BCB
02/12/16	83,579	USD	92,000,000	KRW	(1,166)	DBK
02/12/16	14,652,000	JPY	124,333	USD	4,076	GSC
02/16/16	19,151,013	MXN	1,233,901	USD	33,322	CIT
02/16/16	1,242,806	USD	19,151,013	MXN	(42,226)	CIT
02/16/16	523,086	USD	1,927,206	MYR	(19,412)	DBK
02/16/16	160,000	EUR	182,004	USD	3,029	SCB
02/17/16	210,000	EUR	241,275	USD	6,365	GSC
02/17/16	6,828,270	JPY	57,902	USD	1,852	GSC
02/17/16	8,030,000	JPY	67,971	USD	2,057	JPM
02/17/16	412,000	EUR	472,997	USD	12,125	JPM
02/25/16	19,720,000	JPY	167,167	USD	5,264	HSB
02/26/16	54,600,000	JPY	460,003	USD	11,721	BCB
02/26/16	789,099	EUR	900,465	USD	17,584	BCB
02/26/16	132,617	EUR	151,426	USD	3,048	BOA
02/26/16	54,300	EUR	61,864	USD	1,111	DBK
02/29/16	485,214	EUR	555,070	USD	12,154	DBK
03/03/16	44,000,000	JPY	371,316	USD	10,012	JPM
03/04/16	20,800,000	JPY	174,974	USD	4,171	HSB
03/07/16	13,000	EUR	14,648	USD	100	DBK
03/09/16	417,300	EUR	464,889	USD	(2,131)	BCB
03/09/16	57,903,900	JPY	485,502	USD	9,958	BCB
03/09/16	104,000	EUR	115,638	USD	(754)	HSB
03/10/16	730,071	EUR	801,107	USD	(15,969)	CIT
03/10/16	294,000	EUR	322,268	USD	(6,769)	MSC
03/11/16	7,354,410	MXN	472,998	USD	12,788	HSB
03/11/16	462,367	USD	7,354,410	MXN	(2,157)	HSB
03/16/16	80,099	EUR	85,717	USD	(3,940)	BCB
03/16/16	55,874	EUR	59,869	USD	(2,672)	CIT
03/16/16	27,000	EUR	28,913	USD	(1,309)	JPM
03/22/16	77,666,000	JPY	645,731	USD	7,688	CIT
03/22/16	29,650,000	JPY	246,479	USD	2,898	MSC
03/23/16	45,378	EUR	48,755	USD	(2,046)	BCB
03/24/16	28,159,000	JPY	234,522	USD	3,178	DBK
03/28/16	42,092,130	JPY	355,340	USD	9,494	BCB
03/29/16	993,800	EUR	1,094,691	USD	(18,017)	BOA
03/29/16	989,000	EUR	1,094,665	USD	(12,668)	BOA
03/29/16	126,400	EUR	140,089	USD	(1,435)	BOA

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
03/29/16	142,000	EUR	156,498	USD	$(2,492)	DBK
03/30/16	592,400	EUR	656,832	USD	(6,463)	BOA
03/31/16	22,832	EUR	25,060	USD	(505)	DBK
04/01/16	122,716	EUR	134,002	USD	(3,406)	BCB
04/08/16	266,300	EUR	295,535	USD	(2,703)	CIT
04/11/16	26,744	USD	100,000	MYR	(675)	HSB
04/13/16	12,300,000	JPY	102,960	USD	1,853	CIT
04/13/16	121,475	EUR	131,537	USD	(4,527)	DBK
04/13/16	301,000	EUR	323,041	USD	(14,109)	SCB
04/14/16	244,000	EUR	260,743	USD	(12,569)	JPM
04/18/16	22,030,000	JPY	186,041	USD	4,925	BCB
04/18/16	385,458	USD	1,465,895	MYR	(3,429)	DBK
04/18/16	510,253	EUR	543,675	USD	(27,943)	HSB
04/21/16	15,980,000	JPY	135,518	USD	4,129	JPM
04/21/16	13,240,000	JPY	112,285	USD	3,425	JPM
04/21/16	32,855	EUR	35,795	USD	(1,015)	JPM
04/22/16	119,438	EUR	129,320	USD	(4,498)	BCB
04/29/16	84,263	EUR	92,097	USD	(2,331)	BCB
04/29/16	535,000	EUR	589,196	USD	(10,340)	SCB
05/05/16	336,531	EUR	378,454	USD	1,261	BCB
05/09/16	32,000	EUR	35,853	USD	(18)	BCB
05/18/16	74,514,200	JPY	630,195	USD	17,023	CIT
05/19/16	74,602,500	JPY	627,123	USD	13,205	BCB
05/19/16	74,400,375	JPY	625,560	USD	13,306	BOA
05/19/16	74,662,400	JPY	630,674	USD	16,264	HSB
05/20/16	41,201,000	JPY	346,908	USD	7,847	JPM
05/23/16	62,000	EUR	69,535	USD	6	BCB
06/06/16	22,710	EUR	25,263	USD	(215)	BCB
06/06/16	737,103	EUR	835,609	USD	8,663	HSB
06/08/16	46,300,000	JPY	375,825	USD	(5,421)	CIT
06/10/16	62,600,000	JPY	504,123	USD	(11,373)	BCB
06/10/16	91,710,000	JPY	739,150	USD	(16,060)	CIT
06/10/16	66,670,000	JPY	537,813	USD	(11,198)	HSB
06/13/16	22,100,000	JPY	179,462	USD	(2,543)	DBK
06/13/16	133,550	EUR	151,299	USD	1,440	DBK
06/13/16	61,770,000	JPY	501,109	USD	(7,599)	JPM
06/15/16	69,000	EUR	78,628	USD	1,197	DBK
06/16/16	17,886,000	JPY	145,828	USD	(1,486)	CIT
06/16/16	26,000,000	JPY	211,886	USD	(2,257)	JPM
06/20/16	149,300	AUD	113,581	USD	827	CIT
06/20/16	370,000	AUD	280,730	USD	1,298	JPM
06/22/16	46,960,000	JPY	384,288	USD	(2,559)	DBK
06/22/16	4,111,000	AUD	3,117,371	USD	12,922	JPM
					$4,327,888

At June 30, 2015, the Fund had the following interest rate swap contracts outstanding:

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$2,861	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	19,908	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	62,149	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	10,804	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	9,028	—
See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	$2,200,000	$66,649	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/20	1,300,000	39,362	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	25,786	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	25,284	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(134,435)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(54,589)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(197,226)
Net unrealized appreciation (depreciation)				$261,831	$(386,250)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)  At June 30, 2015 the cost of securities for federal income tax purposes was $104,211,048. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,638,314
Gross unrealized depreciation	(9,870,254)
Net unrealized depreciation	$(8,231,940)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CLP  Chilean Peso

EUR  Euro

HUF  Hungarian Forint

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

LKR  Sri Lankan Rupee

MXN  Mexican Peso

MYR  Malaysian Ringgit

PHP  Philippine Peso

PLN  Polish Zloty

SGD  Singapore Dollar

USD  United States Dollar

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Counterparty Legend

BCB  Barclays Bank PLC

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (38.8%)
Government Obligations (2.1%)
U.S. Government Agencies and Obligations (2.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.9%)
3.000%, 09/01/43	$223,271	$222,658
3.500%, 10/01/44	445,556	458,882
3.500%, 11/01/44	451,951	465,469
3.500%, 12/01/44	472,969	487,116
		1,634,125
Federal National Mortgage Association (FNMA) (0.7%)
3.000%, 04/01/43	341,268	341,672
3.000%, 05/01/43	164,400	164,594
3.000%, 06/01/43	430,713	431,057
3.500%, 08/01/42	197,880	204,587
3.500%, 02/01/43	208,530	216,216
		1,358,126
U.S. Treasury (0.5%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	991,016
Total government obligations (cost: $3,951,838)		3,983,267
Asset-Backed Security (0.5%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	983,358
Total asset-backed securities (cost: $999,562)		983,358
Corporate Obligations (36.2%)
Basic Materials (0.3%)
Mining (0.3%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (e)	250,000	245,005
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (e)	250,000	259,080
		504,085
Communications (3.0%)
Cable/Satellite TV (0.8%)
Comcast Corp. 4.200%, 08/15/34	500,000	482,231
4.650%, 07/15/42	250,000	250,633
DIRECTV Holdings LLC, 4.600%, 02/15/21	750,000	799,009
		1,531,873
Media (1.0%)
CBS Corp., 3.500%, 01/15/25	750,000	717,577
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	970,120
Viacom, Inc., 5.625%, 09/15/19	250,000	278,088
		1,965,785
	Principal	Value(a)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	$1,000,000	$978,600
Telephone — Integrated (0.6%)
AT&T, Inc. 4.350%, 06/15/45	250,000	213,429
4.500%, 05/15/35	1,000,000	919,287
		1,132,716
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (e)	250,000	257,006
Consumer Cyclical (1.5%)
Home Furnishings (0.5%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	985,513
Retail (1.0%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	965,622
Target Corp., 3.500%, 07/01/24	750,000	765,596
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	253,878
		1,985,096
Consumer Staples (0.7%)
Beverages (0.3%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	505,040
Consumer Products — Miscellaneous (0.4%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	761,289
Consumer, Non-cyclical (0.7%)
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	268,510
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	203,257	241,503
Food (0.2%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	268,563
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	507,378
Energy (5.9%)
Oil, Gas & Consumable Fuels (3.3%)
Apache Corp., 3.250%, 04/15/22	181,000	178,001
Chevron Corp., 3.191%, 06/24/23	250,000	251,188
Ensco PLC, 4.500%, 10/01/24 (e)	750,000	716,518

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
EOG Resources, Inc., 2.625%, 03/15/23	$250,000	$240,072
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	736,356
Noble Energy, Inc., 3.900%, 11/15/24 (b)	1,000,000	985,962
Phillips 66, 4.650%, 11/15/34	1,000,000	978,282
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	477,808
Total Capital International SA, 3.750%, 04/10/24 (e)	750,000	775,962
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	972,341
		6,312,490
Pipelines (2.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25 (d)	1,000,000	983,745
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	275,886
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	902,309
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	268,193
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	697,270
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	247,343
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	255,681
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	971,037
Williams Partners L.P., 4.300%, 03/04/24	500,000	491,759
		5,093,223
Financial (11.0%)
Banks (4.6%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	738,931
Bank of America Corp. 3.950%, 04/21/25	1,000,000	963,190
5.700%, 01/24/22	250,000	283,790
Bank of Montreal, 2.375%, 01/25/19 (e)	250,000	253,198
Capital One Financial Corp., 4.750%, 07/15/21	250,000	273,070
Citigroup, Inc. 3.300%, 04/27/25	750,000	721,206
5.300%, 01/07/16	250,000	255,692
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (d) (e)	600,000	592,472
	Principal	Value(a)
Discover Bank 3.100%, 06/04/20	$1,000,000	$999,005
4.250%, 03/13/26	500,000	493,992
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	276,695
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	954,756
4.500%, 01/24/22	250,000	267,918
KeyBank NA, 3.180%, 05/22/22	1,000,000	998,057
PNC Bank NA, 3.800%, 07/25/23	250,000	256,114
SunTrust Bank, 2.750%, 05/01/23	250,000	240,560
Wells Fargo & Co., 5.125%, 09/15/16	250,000	262,057
		8,830,703
Diversified Financial Services (1.4%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	971,088
Discover Financial Services, 3.750%, 03/04/25	1,000,000	954,829
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	694,055
		2,619,972
Insurance (2.0%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	490,379
First American Financial Corp., 4.600%, 11/15/24	750,000	756,696
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	771,304
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	262,698
Old Republic International Corp., 4.875%, 10/01/24	750,000	775,917
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	786,232
		3,843,226
Real Estate Investment Trust — Diversified (0.5%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	970,084
Real Estate Investment Trust — Health Care (0.5%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	964,522
Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29 (b)	500,000	500,945
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	262,307

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Single Tenant (0.8%)
Realty Income Corp., 5.950%, 09/15/16	$250,000	$263,253
Select Income REIT, 4.500%, 02/01/25	750,000	724,693
Tanger Properties L.P., 3.875%, 12/01/23	500,000	505,008
		1,492,954
Real Estate Investment Trust — Storage (0.3%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	517,183
Specialized REITs (0.6%)
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	968,472
HCP, Inc., 4.250%, 11/15/23	250,000	252,023
		1,220,495
Health Care (2.9%)
Biotechnology (0.1%)
Amgen, Inc., 5.700%, 02/01/19	250,000	279,268
Health Care Equipment & Supplies (0.6%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	249,852
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	966,187
		1,216,039
Health Care Providers & Services (0.3%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	255,257
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	239,158
		494,415
Pharmaceuticals (1.9%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	988,395
Actavis Funding SCS, 3.800%, 03/15/25 (e)	670,000	658,156
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	509,445
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	994,881
Mylan, Inc., 4.200%, 11/29/23	500,000	510,334
		3,661,211
Industrials (5.0%)
Aerospace & Defense (0.9%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (d)	250,000	251,127
Harris Corp., 3.832%, 04/27/25	1,000,000	972,071
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	514,207
		1,737,405
	Principal	Value(a)
Electrical Equipment (0.9%)
Flextronics International, Ltd., 4.750%, 06/15/25 (d) (e)	$1,000,000	$992,200
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	751,012
		1,743,212
Environmental Control (0.5%)
Waste Management, Inc., 3.900%, 03/01/35 (b)	1,000,000	916,905
Machinery (1.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (b)	750,000	782,264
CNH Industrial Capital LLC, 3.875%, 07/16/18 (c) (d)	750,000	750,938
Joy Global, Inc., 5.125%, 10/15/21	750,000	822,025
		2,355,227
Miscellaneous Manufacturing (0.7%)
Textron, Inc. 3.875%, 03/01/25	750,000	738,304
4.300%, 03/01/24	500,000	519,243
		1,257,547
Road & Rail (0.1%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43 (f)	250,000	234,787
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	356,722
Trucking & Leasing (0.5%)
GATX Corp., 3.250%, 03/30/25	1,000,000	939,824
Information Technology (2.2%)
Communications Equipment (0.5%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	504,577
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	484,988
		989,565
Computers (0.5%)
Apple, Inc., 4.375%, 05/13/45	1,000,000	985,446
Internet Software & Services (0.4%)
eBay, Inc., 3.450%, 08/01/24	750,000	722,105
IT Services (0.3%)
The Western Union Co., 3.350%, 05/22/19	500,000	512,971
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,001,472

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities – continued

Shares/	Principal	Value(a)
Materials (1.0%)
Chemicals (1.0%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (e)	$1,000,000	$956,499
The Dow Chemical Co., 3.500%, 10/01/24	750,000	735,937
The Mosaic Co., 5.450%, 11/15/33	200,000	212,895
		1,905,331
Transportation (0.7%)
Airlines (0.1%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	244,225	251,552
Transport — Rail (0.6%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	513,887
Union Pacific Corp., 3.750%, 03/15/24	500,000	525,817
		1,039,704
Utilities (1.3%)
Electric Utilities (0.3%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	250,611
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	249,111
		499,722
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	255,862
Multi-Utilities (0.7%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	253,482
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,013,651
		1,267,133
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	493,541
Total corporate obligations (cost: $70,698,617)		69,638,027
Total long-term debt securities (cost: $75,650,017)		74,604,652
Mutual Funds (46.2%)
Investment Companies (46.2%)
SFT Advantus Index 500 Fund (g)	9,914,237	77,564,575
SPDR S&P 500 ETF Trust	36,170	7,445,594
Vanguard S&P 500 ETF	20,175	3,809,847
Total mutual funds (cost: $83,483,545)		88,820,016
	Shares	Value(a)
Short-Term Securities (15.1%)
Investment Companies (15.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	29,052,417	$29,052,417
Total short-term securities (cost: $29,052,417)		29,052,417
Total investments in securities (cost: $188,185,979) (h)		192,477,085
Liabilities in excess of cash and other assets (-0.1%)		(127,954)
Total net assets (100.0%)		$192,349,131

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2015, securities with an aggregate market value of $3,980,547 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2015	40	Short	$(23,208)
S&P 500® E-Mini Index Future	September 2015	4	Long	(8,936)
S&P 500® Index Future	September 2015	111	Long	(1,232,328)
		155		$(1,264,472)

(c)  Illiquid security. (See Note 5.)

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Foreign security: The Fund held 3.0% of net assets in foreign securities at June 30, 2015.

(f)  Step rate security.

(g)  Affiliated security. (See Note 8.)

(h)  At June 30, 2015 the cost of securities for federal income tax purposes was $188,211,587. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,045,660
Gross unrealized depreciation	(1,780,162)
Net unrealized appreciation	$4,265,498

See accompanying notes to financial statements.

SFT Advantus Money Market Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (45.1%)
Communications (4.1%)
Media (4.1%)
The Walt Disney Co. 0.081%, 07/30/15 (b) (c)	$1,500,000	$1,499,903
0.112%, 09/24/15 (b) (c)	2,000,000	1,999,481
		3,499,384
Consumer Staples (14.7%)
Beverages (8.2%)
PepsiCo, Inc. 0.081%, 07/08/15 (b) (c)	2,000,000	1,999,969
0.081%, 07/17/15 (b) (c)	1,700,000	1,699,939
The Coca-Cola Co. 0.091%, 07/29/15 (b) (c)	800,000	799,944
0.132%, 09/22/15 (b) (c)	2,500,000	2,499,251
		6,999,103
Food (4.1%)
Nestle Capital Corp. 0.081%, 09/29/15 (b) (c)	2,000,000	1,999,600
0.091%, 08/27/15 (b) (c)	1,500,000	1,499,786
		3,499,386
Food & Beverage (2.4%)
Cargill, Inc., 0.081%, 07/02/15 (b) (c)	2,000,000	1,999,996
Health Care (13.0%)
Pharmaceuticals (13.0%)
Johnson & Johnson, 0.081%, 08/18/15 (b) (c)	2,500,000	2,499,733
Novartis Finance Corp. 0.112%, 07/13/15 (b) (c)	1,000,000	999,963
0.132%, 07/09/15 (b) (c)	2,500,000	2,499,928
Pfizer, Inc., 0.142%, 08/03/15 (b) (c)	1,500,000	1,499,808
Roche Holdings, Inc. 0.091%, 08/20/15 (b) (c)	2,000,000	1,999,750
0.112%, 07/16/15 (b) (c)	1,500,000	1,499,931
		10,999,113
Industrials (13.3%)
Aerospace & Defense (4.1%)
Honeywell International, Inc. 0.244%, 11/03/15 (b) (c)	1,500,000	1,498,750
0.254%, 11/16/15 (b) (c)	2,000,000	1,998,083
		3,496,833
Air Freight & Logistics (4.5%)
United Parcel Service, Inc. 0.030%, 07/06/15 (b) (c)	2,000,000	1,999,992
0.061%, 07/28/15 (b) (c)	1,800,000	1,799,919
		3,799,911
Electrical Equipment (2.4%)
Emerson Electric Co.,
0.112%, 08/06/15 (b) (c)	2,000,000	1,999,780
	Principal	Value(a)
Machinery (2.3%)
Siemens Capital Co. LLC, 0.183%, 09/25/15 (b) (c)	$2,000,000	$1,999,140
Total commercial paper (cost: $38,292,646)		38,292,646
Corporate Bonds & Notes (1.8%)
Financial (1.8%)
Finance — Auto Loans (1.8%)
American Honda Finance Corp., 0.132%, 08/26/15	1,500,000	1,499,697
Total corporate bonds & notes (cost: $1,499,697)		1,499,697
U.S. Government Obligations (31.3%)
Discount Notes (31.3%)
Federal Agricultural Mortgage Corporation 0.071%, 09/18/15 (b)	2,000,000	1,999,693
0.081%, 07/07/15 (b)	2,000,000	1,999,973
0.086%, 07/22/15 (b)	2,000,000	1,999,901
Federal Farm Credit Bank 0.030%, 07/23/15 (b)	2,000,000	1,999,963
0.081%, 09/16/15 (b)	3,000,000	2,999,487
Federal Home Loan Bank 0.081%, 07/10/15 (b)	2,000,000	1,999,960
Federal Home Loan Mortgage Corporation (FHLMC) 0.047%, 08/31/15 (b)	2,500,000	2,499,805
0.066%, 07/20/15 (b)	1,000,000	999,966
0.071%, 08/07/15 (b)	2,008,000	2,007,855
0.071%, 08/13/15 (b)	2,000,000	1,999,833
0.071%, 09/03/15 (b)	2,000,000	1,999,751
Federal National Mortgage Association (FNMA) 0.061%, 07/01/15 (b)	2,000,000	2,000,000
0.061%, 07/29/15 (b)	2,000,000	1,999,907
Total U.S. government obligations (cost: $26,506,094)		26,506,094
Other Short-Term Investments (2.5%)
Asset-Backed Securities (2.5%)
CarMax Auto Owner Trust, 0.240%, 03/15/16	484,743	484,743
Enterprise Fleet Financing LLC, 0.360%, 03/20/16 (d)	502,440	502,440
Hyundai Auto Receivables Trust, 0.240%, 01/15/16	126,202	126,202
Kubota Credit Owner Trust, 0.270%, 02/16/16 (d)	463,335	463,335
Mercedes Benz Auto Lease Trust, 0.240%, 01/15/16	413,731	413,731
Nissan Auto Receivables Owner Trust, 0.230%, 12/15/15	153,480	153,480
Total other short-term investments (cost: $2,143,931)		2,143,931

See accompanying notes to financial statements.

SFT Advantus Money Market Fund
Investments in Securities – continued

	Shares	Value(a)
Investment Companies (19.0%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.010%	4,000,000	$4,000,000
Federated Government Obligations Fund, current rate 0.010%	4,000,000	4,000,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	4,000,000	4,000,000
STIT-Government & Agency Portfolio, current rate 0.040%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	135,537	135,537
Total investment companies (cost: $16,135,537)		16,135,537
Total investments in securities (cost: $84,577,905) (e)		84,577,905
Cash and other assets in excess of liabilities (0.3%)		244,922
Total net assets (100.0%)		$84,822,827

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 45.1% of the Fund's net assets as of June 30, 2015.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Also represents the cost of securities for federal income tax purposes at June 30, 2015.

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Long-Term Debt Securities (96.4%)
Government Obligations (83.0%)
Other Government Obligations (1.0%)
Provincial or Local Government Obligations (1.0%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$355,000	$367,283
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	279,150
Metro Wastewater Reclamation District, 5.518%, 04/01/24	250,000	275,283
		921,716
U.S. Government Agencies and Obligations (82.0%)
Export-Import Bank of the United States (0.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	218,750	219,377
Export Leasing 2009 LLC, 1.859%, 08/28/21	162,961	163,706
Helios Leasing I LLC 1.825%, 05/16/25	127,256	124,905
2.018%, 05/29/24	200,714	199,995
Union 16 Leasing LLC, 1.863%, 01/22/25	207,026	204,146
		912,129
Federal Home Loan Mortgage Corporation (FHLMC) (15.9%)
1.837%, 08/25/24 (b)	408,136	409,436
2.387%, 09/25/24 (b)	500,000	496,400
2.500%, 03/01/28	232,703	237,740
2.500%, 04/01/28	380,810	389,050
3.000%, 08/01/42	176,423	175,939
3.000%, 12/01/42	343,592	342,648
3.000%, 01/01/43	426,818	425,651
3.000%, 02/01/43	1,008,082	1,005,311
3.000%, 04/01/43	1,282,875	1,279,202
3.500%, 10/01/25	204,937	217,091
3.500%, 05/01/32	418,007	436,600
3.500%, 03/01/42	1,445,608	1,491,868
3.500%, 08/01/42	396,350	409,101
3.500%, 12/01/44	2,104,712	2,167,664
4.000%, 09/01/40	474,262	505,270
4.000%, 03/01/41	573,737	612,359
4.500%, 04/01/23	68,821	74,286
4.500%, 09/01/40	383,701	415,471
4.500%, 01/01/41	585,302	634,645
4.500%, 03/01/41	512,790	558,783
5.000%, 03/01/23	67,998	74,777
5.000%, 05/01/29	77,621	85,347
5.000%, 08/01/35	87,617	96,915
5.000%, 11/01/35	77,475	85,341
5.000%, 11/01/39	810,796	906,579
5.000%, 03/01/40	526,345	592,982
5.500%, 06/01/20	64,493	67,923
	Shares	Value(a)
5.500%, 10/01/20	$210,032	$223,287
5.500%, 11/01/23	178,667	199,987
5.500%, 05/01/34	262,924	297,784
6.000%, 09/01/22	127,334	140,886
6.000%, 11/01/33	250,380	286,854
6.250%, 12/15/23	119,963	132,623
6.500%, 11/01/32	67,411	79,876
		15,555,676
Federal National Mortgage Association (FNMA) (43.5%)
2.100%, 10/25/22	250,000	243,060
2.500%, 03/01/27	655,677	668,563
2.500%, 11/01/27	316,259	317,997
2.500%, 03/01/28	682,356	694,934
2.500%, 07/01/30 (c)	1,430,000	1,447,323
3.000%, 09/01/22	269,490	280,434
3.000%, 11/01/27	322,906	335,323
3.000%, 06/01/28	390,718	406,331
3.000%, 03/01/42	181,880	182,114
3.000%, 09/01/42	242,589	242,989
3.000%, 03/01/43	170,510	170,765
3.000%, 04/01/43	690,260	691,398
3.000%, 05/01/43	946,958	947,789
3.000%, 09/01/43	257,501	257,607
3.500%, 11/01/25	112,066	118,820
3.500%, 01/01/26	265,447	281,446
3.500%, 07/01/30 (c)	675,000	711,882
3.500%, 12/01/32	373,486	390,764
3.500%, 11/01/40	319,441	330,638
3.500%, 01/01/41	564,551	583,444
3.500%, 02/01/41	1,241,078	1,282,277
3.500%, 11/01/41	546,400	565,108
3.500%, 12/01/41	1,110,949	1,148,325
3.500%, 01/01/42	2,567,020	2,653,662
3.500%, 05/01/42	743,285	768,476
3.500%, 08/01/42	704,454	728,329
3.500%, 01/01/43	432,324	446,905
3.500%, 02/01/43	834,122	864,863
3.500%, 03/01/43	408,913	423,256
3.500%, 05/01/43	1,421,696	1,469,870
3.500%, 07/01/45 (c)	1,200,000	1,236,656
4.000%, 06/25/23	259,103	273,398
4.000%, 12/01/40	278,794	296,361
4.000%, 04/01/41	195,738	208,935
4.000%, 11/01/41	552,325	587,961
4.000%, 06/01/42	1,388,399	1,479,780
4.000%, 09/01/43	952,814	1,012,047
4.000%, 10/01/43	1,773,237	1,899,951
4.000%, 01/01/44	405,483	434,458
4.000%, 08/01/44	494,305	526,470
4.500%, 04/01/21	6,887	7,229
4.500%, 11/01/23	66,952	72,383
4.500%, 04/01/25	155,016	165,798
4.500%, 05/25/34	537,000	605,318
4.500%, 05/01/35	408,896	443,905
4.500%, 07/01/35	322,055	348,447
4.500%, 09/01/37	388,479	423,487
5.000%, 05/01/18	102,307	107,096
5.000%, 10/01/20	83,328	89,401
5.000%, 06/25/23	263,965	284,333

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
5.000%, 10/25/33	$6,664	$6,685
5.000%, 11/01/33	340,394	377,297
5.000%, 03/01/34	711,410	787,367
5.000%, 05/01/34	81,157	89,872
5.000%, 12/01/34	71,322	79,127
5.000%, 04/01/35	111,741	123,760
5.000%, 07/01/35	695,685	771,572
5.000%, 03/01/38	170,794	189,503
5.000%, 06/01/39	303,291	342,328
5.000%, 12/01/39	414,340	468,455
5.000%, 06/01/40	155,274	172,911
5.000%, 04/01/41	303,229	341,624
5.500%, 02/01/18	60,229	62,983
5.500%, 03/01/18	128,296	134,105
5.500%, 08/01/23	107,555	120,623
5.500%, 02/01/24	144,213	161,795
5.500%, 04/01/33	411,160	468,922
5.500%, 05/01/33	30,485	34,389
5.500%, 01/01/34	81,908	92,381
5.500%, 02/01/34	51,710	58,286
5.500%, 04/01/34	131,523	148,207
5.500%, 05/01/34	23,991	27,055
5.500%, 09/01/34	305,170	347,759
5.500%, 10/01/34	127,153	143,769
5.500%, 01/01/35	209,076	237,527
5.500%, 02/01/35	355,343	404,321
5.500%, 06/01/35	22,335	25,206
5.500%, 08/01/35	112,783	127,171
5.500%, 10/01/35	69,293	79,244
5.500%, 11/01/35	20,043	22,507
5.500%, 09/01/36	293,725	331,300
5.500%, 05/01/38	11,950	13,398
6.000%, 09/01/32	27,683	31,856
6.000%, 10/01/32	454,238	525,279
6.000%, 11/01/32	367,029	422,760
6.000%, 03/01/33	463,941	536,730
6.000%, 04/01/33	105,609	121,086
6.000%, 12/01/33	102,236	117,561
6.000%, 08/01/34	90,926	103,136
6.000%, 09/01/34	56,426	64,494
6.000%, 11/01/34	31,275	35,578
6.000%, 12/01/34	262,333	299,898
6.000%, 11/01/36	39,163	44,959
6.000%, 01/01/37	277,734	314,982
6.000%, 08/01/37	82,865	93,945
6.000%, 09/01/37	149,366	172,261
6.000%, 12/01/37	67,723	77,000
6.000%, 12/01/38	126,873	145,293
6.500%, 11/01/23	84,867	95,746
6.500%, 02/01/32	353,060	412,527
6.500%, 04/01/32	118,325	140,197
6.500%, 05/01/32	44,513	52,536
6.500%, 07/01/32	413,739	479,200
6.500%, 09/01/32	3,676	4,221
6.500%, 09/01/34	24,145	27,728
6.500%, 11/01/34	16,554	19,781
6.500%, 03/01/35	177,091	207,378
6.500%, 02/01/36	31,973	36,718
6.500%, 09/01/37	206,783	237,472
7.000%, 09/01/31	150,632	170,364
7.000%, 11/01/31	32,818	39,487
7.000%, 02/01/32	121,318	141,405
7.000%, 07/01/32	20,338	23,610
7.000%, 10/01/37	16,979	18,252
	Principal	Value(a)
7.500%, 07/25/22	$166,245	$186,904
7.500%, 04/01/31	59,445	69,283
		42,419,182
Government National Mortgage Association (GNMA) (21.0%)
0.000%, 03/16/42 (b) (d) (e)	1,253,898	12
0.120%, 06/17/45 (b) (d)	725,134	2,278
0.643%, 07/16/40 (b) (d)	236,415	235
3.000%, 09/20/42	763,713	775,869
3.000%, 09/20/44	275,122	278,331
3.000%, 03/15/45	580,521	586,880
3.000%, 04/15/45	1,673,252	1,691,577
3.000%, 05/15/45	199,646	201,832
3.000%, 07/01/45 (c)	350,000	353,309
3.250%, 04/20/33	232,532	240,057
3.250%, 03/20/35	1,379,167	1,423,846
3.500%, 11/15/40	153,856	159,827
3.500%, 10/20/43	597,752	622,229
3.500%, 02/20/45	1,156,697	1,206,242
3.500%, 03/20/45	1,617,315	1,687,012
3.500%, 04/20/45	1,988,358	2,074,313
3.500%, 07/01/45 (c)	1,000,000	1,037,852
4.000%, 07/20/31	602,930	646,932
4.000%, 04/20/39	485,332	520,753
4.000%, 12/20/40	1,344,764	1,453,838
4.000%, 01/15/41	111,533	118,985
4.000%, 02/15/41	667,487	722,026
4.000%, 10/15/41	592,291	636,514
4.000%, 12/20/44	424,076	449,482
4.500%, 06/15/40	513,165	570,198
5.000%, 05/15/33	173,285	193,341
5.000%, 12/15/39	128,045	144,889
5.000%, 01/15/40	1,220,426	1,358,060
5.000%, 07/15/40	751,768	833,978
5.500%, 07/15/38	183,935	210,760
5.500%, 10/15/38	245,467	283,799
		20,485,256
U.S. Treasury (0.6%)
U.S. Treasury Note 0.500%, 08/31/16	200,000	200,281
2.125%, 05/15/25	350,000	343,082
		543,363
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	91,386	102,151
Total government obligations (cost: $79,883,945)		80,939,473
Asset-Backed Securities (5.4%)
ABFS Mortgage Loan Trust, 6.990%, 12/25/31 (f)	158,026	146,796
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	127,050
Carmax Auto Owner Trust, 2.060%, 11/15/19	250,000	248,821
CountryPlace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (e) (g)	208,628	211,927

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
Credit-Based Asset Servicing and Securitization LLC, 5.328%, 10/25/36 (f) (g)	$505,000	$539,274
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	577,612
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (g) (h) (i)	157,391	157,545
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	200,552
Huntington Auto Trust, 1.370%, 05/15/18	165,000	165,979
Hyundai Auto Receivables Trust, 1.780%, 07/15/20	500,000	495,233
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	194,479	205,314
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (g)	641,205	638,883
Origen Manufactured Housing 5.460%, 11/15/35 (b)	295,901	301,308
5.910%, 01/15/37	536,154	561,411
TCF Auto Receivables Owner Trust, 1.490%, 12/16/19 (g)	250,000	250,119
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (g)	455,531	454,587
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	30,412	30,845
Total asset-backed securities (cost: $5,296,588)		5,313,256
Other Mortgage-Backed Securities (6.4%)
Collateralized Mortgage Obligations/ Mortgage Revenue Bonds (0.9%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	194,992	184,326
BHN I Mortgage Fund 1.000%, 03/25/16 (b) (e) (g) (h) (i) (j)	10,000	80,692
7.540%, 05/31/17 (e) (g) (h) (i) (j)	425	215,572
7.916%, 07/01/15 (e) (g) (h) (i) (j)	50,980	411,368
Prudential Home Mortgage Securities 7.882%, 09/28/24 (b) (g)	1,993	1,720
7.900%, 04/28/22 (g)	32,171	29,267
Structured Asset Mortgage Investments, Inc., 1.794%, 05/02/30 (b) (i)	11,936	3,270
		926,215
Commercial Mortgage-Backed Securities (5.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	277,562	285,381
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (g)	930,000	942,730
	Principal	Value(a)
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (g)	$130,000	$131,426
CSMC Mortgage Trust, 1.800%, 04/15/27 (b) (g)	665,000	662,069
Extended Stay America Trust, 2.295%, 12/05/31 (g)	300,000	301,647
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (g)	370,547	325,529
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	407,904	405,933
JPMorgan Chase Commercial Mortgage Securities Corp. 2.177%, 12/05/27 (b) (d) (e) (g)	3,515,361	267,530
7.151%, 12/05/27 (g)	125,000	148,748
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	150,000	150,768
Multi Security Asset Trust 5.270%, 11/28/35 (e) (g)	375,000	377,149
5.880%, 11/28/35 (b) (e) (g)	990,000	975,529
TimberStar Trust, 5.668%, 10/15/36 (g)	350,000	366,601
		5,341,040
Total other mortgage-backed securities (cost: $5,721,136)		6,267,255
Corporate Obligations (1.6%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (g)	425,000	418,243
SBA Tower Trust, 2.240%, 04/16/18 (g)	220,000	218,852
		637,095
Financial (0.9%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	388,034
Real Estate Investment Trust — Office Property (0.5%)
ARC Properties Operating Partnership LP, 4.600%, 02/06/24	500,000	486,980
Total corporate obligations (cost: $1,531,292)		1,512,109
Total long-term debt securities (cost: $92,432,961)		94,032,093

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (8.7%)
Investment Companies (8.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(k)	3,156,372	$3,156,372
STIT-Government & Agency Portfolio, current rate 0.040% (k)	5,300,000	5,300,000
Total short-term securities (cost: $8,456,372)		8,456,372
Total investments in securities (cost: $100,889,333) (l)		102,488,465
Liabilities in excess of cash and other assets (-5.1%)		(4,939,675)
Total net assets (100.0%)		$97,548,790

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $4,767,214.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Illiquid security. (See Note 5.)

(f)  Step rate security.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)  Foreign security: The Fund held 0.9% of net assets in foreign securities at June 30, 2015.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2015.

(l)  At June 30, 2015 the cost of securities for federal income tax purposes was $101,476,257. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,593,339
Gross unrealized depreciation	(1,581,131)
Net unrealized appreciation	$1,012,208

See accompanying notes to financial statements.

SFT Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (1.2%)
Hilton Worldwide Holdings, Inc. (b)	59,700	$1,644,735
Financial (97.3%)
Diversified REITs (3.0%)
Duke Realty Corp.	164,100	3,047,337
Liberty Property Trust	31,400	1,011,708
		4,059,045
Industrial REITs (3.7%)
DCT Industrial Trust, Inc.	48,075	1,511,478
ProLogis, Inc.	94,481	3,505,245
		5,016,723
Office REITs (19.4%)
Alexandria Real Estate Equities, Inc.	47,000	4,110,620
Boston Properties, Inc.	53,383	6,461,478
Highwoods Properties, Inc.	40,700	1,625,965
Hudson Pacific Properties, Inc.	61,200	1,736,244
Kilroy Realty Corp.	24,436	1,640,878
Mack-Cali Realty Corp.	54,700	1,008,121
Paramount Group, Inc.	57,600	988,416
SL Green Realty Corp.	29,871	3,282,524
Vornado Realty Trust	57,486	5,457,146
		26,311,392
Residential REITs (22.6%)
American Campus Communities, Inc.	44,600	1,680,974
Apartment Investment & Management Co. — Class A	54,218	2,002,271
AvalonBay Communities, Inc.	38,926	6,223,100
Camden Property Trust	35,600	2,644,368
Equity Lifestyle Properties, Inc.	38,343	2,016,075
Equity Residential	101,100	7,094,187
Essex Property Trust, Inc.	26,616	5,655,900
Mid-America Apartment Communities, Inc.	5,804	422,589
UDR, Inc.	91,500	2,930,745
		30,670,209
Retail REITs (22.7%)
Acadia Realty Trust	59,736	1,738,915
Brixmor Property Group, Inc.	55,900	1,292,967
DDR Corp.	32,200	497,812
Federal Realty Investment Trust	29,300	3,753,037
General Growth Properties, Inc.	163,800	4,203,108
Kimco Realty Corp.	128,300	2,891,882
Kite Realty Group Trust	41,350	1,011,834
Simon Property Group, Inc.	77,379	13,388,115
Weingarten Realty Investors	60,800	1,987,552
		30,765,222
Specialized REITs (25.9%)
Chesapeake Lodging Trust	34,200	1,042,416
CubeSmart	73,721	1,707,378
Digital Realty Trust, Inc.	16,400	1,093,552
	Shares	Value(a)
Equinix, Inc.	6,400	$1,625,600
Extra Space Storage, Inc.	44,600	2,908,812
HCP, Inc.	29,300	1,068,571
Health Care REIT, Inc.	82,400	5,407,912
Host Hotels & Resorts, Inc.	219,646	4,355,580
LaSalle Hotel Properties	14,601	517,752
Pebblebrook Hotel Trust	49,800	2,135,424
Public Storage	33,500	6,176,395
Strategic Hotels & Resorts, Inc. (b)	167,100	2,025,252
Sunstone Hotel Investors, Inc.	85,600	1,284,856
Ventas, Inc.	61,296	3,805,869
		35,155,369
Total common stocks (cost: $120,794,239)		133,622,695
Short-Term Securities (1.8%)
Investment Companies (1.8%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	2,392,539	2,392,539
Total short-term securities (cost: $2,392,539)		2,392,539
Total investments in securities (cost: $123,186,778) (c)		136,015,234
Liabilities in excess of cash and other assets (-0.3%)		(400,822)
Total net assets (100.0%)		$135,614,412

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  At June 30, 2015 the cost of securities for federal income tax purposes was $123,780,853. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,831,686
Gross unrealized depreciation	(2,597,305)
Net unrealized appreciation	$12,234,381

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Consumer Discretionary (26.9%)
Hotels, Restaurants & Leisure (4.6%)
Hilton Worldwide Holdings, Inc. (b)	428,900	$11,816,195
Las Vegas Sands Corp.	47,700	2,507,589
Starbucks Corp.	161,100	8,637,377
		22,961,161
Household Durables (1.7%)
Harman International Industries, Inc.	70,800	8,420,952
Internet & Catalog Retail (4.3%)
Amazon.com, Inc. (b)	29,500	12,805,655
Polaris Industries, Inc.	25,500	3,776,805
The Priceline Group, Inc. (b)	4,500	5,181,165
		21,763,625
Media (4.4%)
CBS Corp. — Class B	65,400	3,629,700
Comcast Corp. — Class A	176,500	10,614,710
The Walt Disney Co.	69,500	7,932,730
		22,177,140
Specialty Retail (9.6%)
AutoZone, Inc. (b)	9,000	6,002,100
L Brands, Inc.	63,300	5,426,709
O'Reilly Automotive, Inc. (b)	34,900	7,886,702
The Home Depot, Inc.	177,600	19,736,688
Ulta Salon Cosmetics & Fragrance, Inc. (b)	57,000	8,803,650
		47,855,849
Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc. — Class B	73,100	7,896,262
Under Armour, Inc. — Class A (b)	43,100	3,596,264
		11,492,526
Consumer Staples (2.7%)
Beverages (2.2%)
Anheuser-Busch InBev NV, ADR (c)	91,400	11,029,238
Personal Care (0.5%)
The Estee Lauder Cos., Inc. — Class A	28,200	2,443,812
Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
EOG Resources, Inc.	52,097	4,561,092
Financial (2.8%)
Capital Markets (1.5%)
The Charles Schwab Corp.	232,900	7,604,185
Specialized REITs (1.3%)
American Tower Corp.	70,800	6,604,932
	Shares	Value(a)
Health Care (24.6%)
Biotechnology (14.0%)
Alexion Pharmaceuticals, Inc. (b)	27,300	$4,935,021
Amgen, Inc.	31,100	4,774,472
Biogen, Inc. (b)	50,900	20,560,546
Celgene Corp. (b)	146,100	16,908,883
Gilead Sciences, Inc.	155,000	18,147,400
Vertex Pharmaceuticals, Inc. (b)	40,900	5,050,332
		70,376,654
Health Care Providers & Services (2.7%)
HCA Holdings, Inc. (b)	150,800	13,680,576
Pharmaceuticals (7.9%)
Allergan PLC (b)	60,584	18,384,821
Bristol-Myers Squibb Co.	184,700	12,289,938
Shire PLC, ADR (c)	36,500	8,814,385
		39,489,144
Industrials (8.0%)
Aerospace & Defense (2.3%)
The Boeing Co.	83,400	11,569,248
Industrial Conglomerates (0.8%)
Danaher Corp.	44,600	3,817,314
Road & Rail (4.9%)
Canadian Pacific Railway, Ltd. (c)	66,400	10,639,272
Kansas City Southern	26,600	2,425,920
Union Pacific Corp.	123,900	11,816,343
		24,881,535
Information Technology (30.8%)
Computers & Peripherals (5.6%)
Apple, Inc.	222,288	27,880,472
Internet Software & Services (7.7%)
Facebook, Inc. — Class A (b)	176,600	15,146,099
Google, Inc. — Class A (b)	13,100	7,074,524
Google, Inc. — Class C (b)	16,244	8,455,165
LinkedIn Corp. — Class A (b)	24,800	5,124,424
Twitter, Inc. (b)	70,100	2,539,022
		38,339,234
IT Services (12.1%)
Alliance Data Systems Corp. (b)	17,200	5,021,368
Cognizant Technology Solutions Corp. — Class A (b)	165,900	10,134,831
FleetCor Technologies, Inc. (b)	22,100	3,448,926
Mastercard, Inc.— Class A	248,200	23,201,736
Visa, Inc. — Class A	281,200	18,882,580
		60,689,441
Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	126,800	2,437,096
Lam Research Corp.	83,400	6,784,590
NXP Semiconductor NV (b) (c)	101,110	9,929,002
		19,150,688

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Software (1.6%)
Adobe Systems, Inc. (b)	100,900	$8,173,909
Materials (1.1%)
Chemicals (1.1%)
PPG Industries, Inc.	50,200	5,758,944
Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
SBA Communications Corp. — Class A (b)	41,800	4,805,746
Total common stocks (cost: $414,505,501)		495,527,417
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	6,451,429	6,451,429
Total short-term securities (cost: $6,451,429)		6,451,429
Total investments in securities (cost: $420,956,930) (d)		501,978,846
Liabilities in excess of cash and other assets (-0.1%)		(417,089)
Total net assets (100.0%)		$501,561,757

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 8.1% of net assets in foreign securities at June 30, 2015.

(d)  At June 30, 2015 the cost of securities for federal income tax purposes was $420,964,715. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$84,986,152
Gross unrealized depreciation	(3,972,021)
Net unrealized appreciation	$81,014,131

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.4%)
Consumer Discretionary (11.0%)
Hotels, Restaurants & Leisure (2.9%)
Krispy Kreme Doughnuts, Inc. (b)	216,900	$4,177,494
Panera Bread Co. — Class A (b)	7,700	1,345,729
		5,523,223
Multiline Retail (2.0%)
Burlington Stores, Inc. (b)	74,900	3,834,880
Specialty Retail (4.2%)
Boot Barn Holdings, Inc. (b)	20,800	665,600
Five Below, Inc. (b)	190,200	7,518,606
		8,184,206
Textiles, Apparel & Luxury Goods (1.9%)
Carter's, Inc.	34,000	3,614,200
Consumer Staples (2.1%)
Food Products (2.1%)
The Hain Celestial Group, Inc. (b)	62,200	4,096,492
Energy (0.5%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc. (b)	12,600	948,150
Financial (7.4%)
Capital Markets (2.6%)
Financial Engines, Inc.	39,600	1,682,208
HFF, Inc. — Class A	78,300	3,267,459
		4,949,667
Consumer Finance (4.8%)
PRA Group, Inc. (b)	148,900	9,277,959
Health Care (22.3%)
Health Care Equipment & Supplies (10.9%)
Cyberonics, Inc. (b)	71,500	4,251,390
DexCom, Inc. (b)	100,400	8,029,992
LDR Holding Corp. (b)	143,400	6,202,050
Novadaq Technologies, Inc. (b) (c)	209,100	2,532,201
		21,015,633
Health Care Providers & Services (6.0%)
Acadia Healthcare Co., Inc. (b)	51,700	4,049,661
ExamWorks Group, Inc. (b)	191,700	7,495,470
		11,545,131
Health Care Technology (3.7%)
Veeva Systems, Inc. — Class A (b)	258,000	7,231,740
Pharmaceuticals (1.7%)
Intersect ENT, Inc. (b)	118,000	3,378,340
	Shares	Value(a)
Industrials (19.1%)
Aerospace & Defense (2.2%)
Hexcel Corp.	87,400	$4,347,276
Building Products (3.0%)
Apogee Enterprises, Inc.	42,500	2,237,200
Trex Co., Inc. (b)	71,886	3,553,325
		5,790,525
Commercial Services & Supplies (1.9%)
Healthcare Services Group, Inc.	109,000	3,602,450
Electrical Equipment (2.6%)
Acuity Brands, Inc.	27,900	5,021,442
Machinery (9.4%)
RBC Bearings, Inc. (b)	16,231	1,164,736
Tennant Co.	66,800	4,364,712
The Middleby Corp. (b)	56,000	6,284,880
The Toro Co.	92,400	6,262,872
		18,077,200
Information Technology (34.0%)
Electronic Equipment, Instruments & Components (4.6%)
Cognex Corp.	170,500	8,201,050
FEI Co.	9,100	754,663
		8,955,713
Internet Software & Services (4.7%)
GrubHub, Inc. (b)	88,800	3,025,416
Xoom Corp. (b)	289,600	6,097,528
		9,122,944
IT Services (3.6%)
Virtusa Corp. (b)	135,153	6,946,864
Software (21.1%)
Ellie Mae, Inc. (b)	29,700	2,072,763
Factset Research Systems, Inc.	22,700	3,688,977
Guidewire Software, Inc. (b)	76,300	4,038,559
HubSpot, Inc. (b)	50,500	2,503,790
Manhattan Associates, Inc. (b)	68,700	4,097,955
Monotype Imaging Holdings, Inc.	113,400	2,734,074
Paycom Software, Inc. (b)	97,100	3,315,965
Proofpoint, Inc. (b)	61,600	3,922,072
The Ultimate Software Group, Inc. (b)	35,100	5,768,334
Tyler Technologies, Inc. (b)	66,200	8,564,956
		40,707,445
Total common stocks (cost: $154,656,433)		186,171,480

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (3.5%)
Investment Companies (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	6,761,199	$6,761,199
Total short-term securities (cost: $6,761,199)		6,761,199
Total investments in securities (cost: $161,417,632) (d)		192,932,679
Cash and other assets in excess of liabilities (0.1%)		183,986
Total net assets (100.0%)		$193,116,665

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.3% of net assets in foreign securities at June 30, 2015.

(d)  At June 30, 2015 the cost of securities for federal income tax purposes was $161,528,175. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$33,710,569
Gross unrealized depreciation	(2,306,065)
Net unrealized appreciation	$31,404,504

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Consumer Discretionary (14.1%)
Auto Components (1.4%)
Delphi Automotive PLC (b)	23,710	$2,017,484
Automobiles (0.6%)
Harley-Davidson, Inc.	16,240	915,124
Hotels, Restaurants & Leisure (0.9%)
Starbucks Corp.	24,780	1,328,580
Internet & Catalog Retail (1.0%)
The Priceline Group, Inc. (c)	1,210	1,393,158
Media (6.5%)
Comcast Corp. — Class A	43,480	2,614,887
McGraw Hill Financial, Inc.	21,250	2,134,563
The Walt Disney Co.	26,600	3,036,124
Twenty-First Century Fox, Inc. — Class A	50,140	1,631,806
		9,417,380
Multiline Retail (1.1%)
Dollar General Corp.	21,460	1,668,300
Specialty Retail (1.9%)
Signet Jewelers, Ltd. (b)	5,900	756,616
The Home Depot, Inc.	17,380	1,931,439
		2,688,055
Textiles, Apparel & Luxury Goods (0.7%)
PVH Corp.	8,580	988,416
Consumer Staples (9.4%)
Beverages (2.2%)
Constellation Brands, Inc. — Class A	13,530	1,569,751
Monster Beverage Corp. (c)	12,180	1,632,363
		3,202,114
Food & Staples Retailing (2.7%)
CVS Health Corp.	22,090	2,316,799
The Kroger Co.	21,690	1,572,742
		3,889,541
Food Products (1.4%)
Mondelez International, Inc. — Class A	48,870	2,010,512
Household Products (0.8%)
Colgate-Palmolive Co.	17,340	1,134,209
Personal Care (1.2%)
The Estee Lauder Cos., Inc. — Class A	19,660	1,703,736
Tobacco (1.1%)
Reynolds American, Inc.	21,280	1,588,765
Energy (7.7%)
Energy Equipment & Services (2.2%)
Schlumberger, Ltd.	36,890	3,179,549
	Shares	Value(a)
Oil, Gas & Consumable Fuels (5.5%)
Chevron Corp.	38,760	$3,739,177
EQT Corp.	18,260	1,485,268
Hess Corp.	14,490	969,091
Marathon Petroleum Corp.	15,060	787,789
Occidental Petroleum Corp.	11,950	929,352
		7,910,677
Financial (15.0%)
Capital Markets (1.0%)
Invesco, Ltd.	36,720	1,376,633
Commercial Banks (7.0%)
Bank of America Corp.	147,660	2,513,173
Citigroup, Inc.	68,910	3,806,588
KeyCorp	93,280	1,401,066
M&T Bank Corp.	5,610	700,857
Regions Financial Corp.	164,260	1,701,734
		10,123,418
Consumer Finance (1.8%)
Capital One Financial Corp.	28,830	2,536,175
Diversified Financial Services (1.0%)
The NASDAQ OMX Group, Inc.	30,440	1,485,776
Insurance (2.0%)
Aflac, Inc.	20,740	1,290,028
American International Group, Inc.	25,790	1,594,338
		2,884,366
Office REITs (1.2%)
Boston Properties, Inc.	14,860	1,798,654
Real Estate Services (1.0%)
CBRE Group, Inc. — Class A (c)	40,020	1,480,740
Health Care (15.5%)
Biotechnology (4.4%)
BioMarin Pharmaceutical, Inc. (c)	16,330	2,233,617
Medivation, Inc. (c)	9,100	1,039,220
Receptos, Inc. (c)	6,380	1,212,519
Vertex Pharmaceuticals, Inc. (c)	14,650	1,808,982
		6,294,338
Health Care Equipment & Supplies (1.5%)
Medtronic PLC (b)	29,400	2,178,540
Health Care Providers & Services (4.0%)
Aetna, Inc.	17,840	2,273,887
HCA Holdings, Inc. (c)	19,360	1,756,339
McKesson Corp.	7,890	1,773,751
		5,803,977
Pharmaceuticals (5.6%)
Akorn, Inc. (c)	33,610	1,467,413
Bristol-Myers Squibb Co.	33,300	2,215,782
Endo International PLC (b) (c)	15,200	1,210,680
Shire PLC, ADR (b)	3,800	917,662
Valeant Pharmaceuticals International, Inc. (c)	10,350	2,299,252
		8,110,789
See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (9.9%)
Aerospace & Defense (1.3%)
The Boeing Co.	13,930	$1,932,370
Air Freight & Logistics (1.5%)
FedEx Corp.	12,710	2,165,784
Airlines (0.6%)
American Airlines Group, Inc.	20,140	804,291
Electrical Equipment (1.0%)
Eaton Corp. PLC	21,200	1,430,788
Industrial Conglomerates (1.7%)
Danaher Corp.	28,990	2,481,254
Machinery (2.4%)
Cummins, Inc.	10,600	1,390,614
Ingersoll-Rand PLC	30,660	2,067,097
		3,457,711
Road & Rail (1.4%)
CSX Corp.	63,040	2,058,256
Information Technology (19.6%)
Computers & Peripherals (3.5%)
Apple, Inc.	40,140	5,034,559
Internet Software & Services (7.4%)
eBay, Inc. (c)	33,960	2,045,750
Facebook, Inc. — Class A (c)	33,560	2,878,274
Google, Inc. — Class A (c)	8,100	4,374,324
LinkedIn Corp. — Class A (c)	6,930	1,431,946
		10,730,294
IT Services (1.1%)
Fidelity National Information Services, Inc.	26,280	1,624,104
Semiconductors & Semiconductor Equipment (3.3%)
Analog Devices, Inc.	35,940	2,306,809
Avago Technologies, Ltd. (b)	7,300	970,389
NXP Semiconductor NV (b) (c)	14,900	1,463,180
		4,740,378
Software (4.3%)
Adobe Systems, Inc. (c)	28,820	2,334,708
Oracle Corp.	62,370	2,513,511
Salesforce.com, Inc. (c)	19,630	1,366,837
		6,215,056
Materials (3.0%)
Chemicals (3.0%)
Ashland, Inc.	8,930	1,088,567
CF Industries Holdings, Inc.	21,000	1,349,880
Ecolab, Inc.	10,370	1,172,536
LyondellBasell Industries NV — Class A	6,790	702,901
		4,313,884
Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc.	42,240	1,968,806
	Shares	Value(a)
Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc. (c)	26,130	$1,013,060
Utilities (2.7%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	46,010	2,437,150
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc.	65,850	1,506,648
Total common stocks (cost: $132,787,733)		143,023,399
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	701,532	701,532
Total short-term securities (cost: $701,532)		701,532
Total investments in securities (cost: $133,489,265) (d)		143,724,931
Cash and other assets in excess of liabilities (0.5%)		700,524
Total net assets (100.0%)		$144,425,455

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 6.6% of net assets in foreign securities at June 30, 2015.

(c)  Non-income producing security.

(d)  At June 30, 2015 the cost of securities for federal income tax purposes was $133,646,514. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,808,498
Gross unrealized depreciation	(4,730,081)
Net unrealized appreciation	$10,078,417

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2015
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Consumer Discretionary (5.2%)
Auto Components (0.8%)
Johnson Controls, Inc.	37,200	$1,842,516
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	42,400	2,094,136
Las Vegas Sands Corp.	20,700	1,088,199
		3,182,335
Leisure Equipment & Products (0.4%)
Mattel, Inc.	33,800	868,322
Media (1.0%)
Comcast Corp. — Class A	12,800	767,232
Viacom, Inc. — Class B	24,900	1,609,536
		2,376,768
Multiline Retail (0.4%)
JC Penney Co., Inc. (b)	51,400	435,358
Kohl's Corp.	6,100	381,921
		817,279
Specialty Retail (1.2%)
Lowe's Cos., Inc.	39,400	2,638,618
Consumer Staples (7.2%)
Beverages (1.1%)
Coca-Cola Enterprises, Inc.	31,700	1,377,048
Dr Pepper Snapple Group, Inc.	14,400	1,049,760
		2,426,808
Food & Staples Retailing (1.1%)
Rite Aid Corp. (b)	138,500	1,156,475
Sysco Corp.	35,100	1,267,110
		2,423,585
Food Products (3.4%)
Bunge, Ltd.	27,200	2,388,160
ConAgra Foods, Inc.	45,800	2,002,376
Ingredion, Inc.	32,800	2,617,768
Tyson Foods, Inc. — Class A	15,800	673,554
		7,681,858
Household Products (0.3%)
Energizer Holdings, Inc.	4,600	605,130
Tobacco (1.3%)
Philip Morris International, Inc.	36,800	2,950,256
Energy (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
Apache Corp.	23,700	1,365,831
Canadian Natural Resources, Ltd. (c)	63,700	1,730,092
Cimarex Energy Co.	8,440	931,017
Concho Resources, Inc. (b)	9,700	1,104,442
Occidental Petroleum Corp.	9,400	731,038
Pioneer Natural Resources Co.	19,500	2,704,455
		8,566,875
	Shares	Value(a)
Financial (24.2%)
Capital Markets (5.8%)
Ameriprise Financial, Inc.	7,900	$986,947
Morgan Stanley	127,500	4,945,725
State Street Corp.	36,700	2,825,900
The Bank of New York Mellon Corp.	102,000	4,280,940
		13,039,512
Commercial Banks (9.9%)
Bank of America Corp.	228,500	3,889,070
Barclays PLC (c)	105,994	434,245
Citigroup, Inc.	115,700	6,391,268
JPMorgan Chase & Co.	93,400	6,328,784
Royal Bank of Scotland Group PLC (b) (c)	162,095	896,068
The PNC Financial Services Group, Inc.	15,300	1,463,445
Wells Fargo & Co.	50,000	2,812,000
		22,214,880
Consumer Finance (0.6%)
Discover Financial Services	24,200	1,394,404
Diversified Financial Services (0.7%)
Intercontinental Exchange, Inc.	7,600	1,699,436
Insurance (5.9%)
Genworth Financial, Inc. — Class A (b)	122,800	929,596
Marsh & McLennan Cos., Inc.	52,600	2,982,420
MetLife, Inc.	104,500	5,850,955
The Allstate Corp.	4,300	278,941
Willis Group Holdings PLC (c)	19,500	914,550
XL Group PLC (c)	60,000	2,232,000
		13,188,462
Specialized REITs (1.3%)
Digital Realty Trust, Inc.	18,000	1,200,240
Weyerhaeuser Co.	52,600	1,656,900
		2,857,140
Health Care (22.1%)
Biotechnology (1.6%)
Amgen, Inc.	6,800	1,043,936
Baxalta, Inc. (b) (d)	15,600	498,264
Gilead Sciences, Inc.	17,400	2,037,192
		3,579,392
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	5,200	363,636
Medtronic PLC (c)	52,216	3,869,206
		4,232,842
Health Care Providers & Services (7.5%)
Aetna, Inc.	20,300	2,587,438
Anthem, Inc.	19,200	3,151,488
Cigna Corp.	29,400	4,762,800
DaVita HealthCare Partners, Inc. (b)	2,400	190,728

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
HCA Holdings, Inc. (b)	38,300	$3,474,576
UnitedHealth Group, Inc.	22,700	2,769,400
		16,936,430
Life Sciences Tools & Services (2.6%)
Agilent Technologies, Inc.	67,300	2,596,434
Thermo Fisher Scientific, Inc.	23,900	3,101,264
		5,697,698
Pharmaceuticals (8.5%)
AbbVie, Inc.	56,800	3,816,392
Allergan PLC (b)	6,000	1,820,760
Merck & Co., Inc.	38,000	2,163,340
Mylan NV (b)	32,300	2,191,878
Novartis AG (c)	10,504	1,035,732
Pfizer, Inc.	242,700	8,137,731
		19,165,833
Industrials (15.2%)
Aerospace & Defense (5.4%)
Honeywell International, Inc.	34,200	3,487,374
The Boeing Co.	33,800	4,688,736
United Technologies Corp.	36,500	4,048,945
		12,225,055
Airlines (2.5%)
American Airlines Group, Inc.	142,700	5,698,725
Commercial Services & Supplies (0.6%)
Tyco International PLC	34,700	1,335,256
Industrial Conglomerates (5.8%)
Danaher Corp.	15,300	1,309,527
General Electric Co.	407,800	10,835,246
Textron, Inc.	18,700	834,581
		12,979,354
Machinery (0.9%)
Pentair PLC (c)	27,600	1,897,500
Information Technology (8.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	42,800	1,175,288
QUALCOMM, Inc.	17,800	1,114,814
		2,290,102
Computers & Peripherals (0.5%)
Western Digital Corp.	13,400	1,050,828
Electronic Equipment, Instruments & Components (0.8%)
Keysight Technologies, Inc. (b)	21,000	654,990
Seagate Technology PLC	18,900	897,750
TE Connectivity, Ltd. (c)	2,700	173,610
		1,726,350
IT Services (0.6%)
The Western Union Co.	67,600	1,374,308
Semiconductors & Semiconductor Equipment (2.3%)
Micron Technology, Inc. (b)	143,800	2,709,192
Texas Instruments, Inc.	50,300	2,590,953
		5,300,145
	Shares	Value(a)
Software (2.8%)
CA, Inc.	91,500	$2,680,035
Microsoft Corp.	82,400	3,637,960
		6,317,995
Materials (4.0%)
Chemicals (2.7%)
Ashland, Inc.	13,000	1,584,700
Celanese Corp. - Series A	42,800	3,076,464
EI du Pont de Nemours & Co.	10,200	652,290
LyondellBasell Industries NV — Class A	8,100	838,512
		6,151,966
Construction Materials (0.3%)
Vulcan Materials Co.	7,000	587,510
Paper & Forest Products (1.0%)
International Paper Co.	17,600	837,584
West Fraser Timber Co., Ltd. (c)	25,900	1,423,779
		2,261,363
Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	24,000	852,480
Frontier Communications Corp.	72,700	359,865
		1,212,345
Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc. (b)	46,300	1,795,051
Utilities (7.8%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.	41,500	2,198,255
Entergy Corp.	9,500	669,750
Exelon Corp.	95,200	2,991,184
FirstEnergy Corp.	116,200	3,782,310
		9,641,499
Independent Power Producers & Energy Traders (2.1%)
NRG Energy, Inc.	56,900	1,301,872
The AES Corp.	263,800	3,497,988
		4,799,860
Multi-Utilities (1.4%)
CenterPoint Energy, Inc.	27,400	521,422
PG&E Corp.	53,600	2,631,760
		3,153,182
Total common stocks (cost: $208,079,602)		222,184,773

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	740,688	$740,688
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,970,615	1,970,615
Total short-term securities (cost: $2,711,303)		2,711,303
Total investments in securities (cost: $210,790,905) (e)		224,896,076
Liabilities in excess of cash and other assets (0.0%)		(103,489)
Total net assets (100.0%)		$224,792,587

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 6.5% of net assets in foreign securities at June 30, 2015.

(d)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $518,245.

(e)  At June 30, 2015 the cost of securities for federal income tax purposes was $210,939,729. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$20,796,864
Gross unrealized depreciation	(6,840,517)
Net unrealized appreciation	$13,956,347

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2015

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund		SFT Advantus Managed Volatility Fund		SFT Advantus Money Market Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$376,776,807	$232,759,343	$687,113,698	$95,979,108			$114,912,510		$84,577,905
Affiliated issuers (note 8)	–	–	–	–			77,564,575		–
Cash in bank on demand deposit	55,869	556,012	65,505	21,184,787	(a)		–		258
Foreign currency in bank on deposit (identified cost $1,782,323 and $5,609 for SFT Advantus International Bond Fund and SFT T. Rowe Price Value Fund)	–	–	–	1,753,020			–		–
Receivable for Fund shares sold	–	87,267	–	360			750,054		317,512
Receivable for investment securities sold (including paydowns)	2,765,692	2,705,720	110,244	–			–		–
Receivable for investment securities sold on a forward – commitment basis (note 2)	1,543,966	–	–	–			–		–
Dividends and accrued interest receivable	2,738,989	209,371	775,330	960,359			701,363		226
Receivable for refundable foreign income taxes withheld	–	–	–	250,310			–		–
Receivable from Adviser (note 4)	–	–	–	–			31,735		53,786
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	6,485,837			–		–
Variation margin receivable	3,180	8,042	29,250	13,354			176,174		–
Prepaid expenses	2,805	2,806	2,806	2,806			2,806		2,805
Total assets	383,887,308	236,328,561	688,096,833	126,629,941			194,139,217		84,952,492
Liabilities
Bank overdraft	–	–	–	–			1,582,040		–
Payable for Fund shares repurchased	49,796	24,072	97,701	32,710			–		–
Payable for investment securities purchased	–	2,452,030	290,219	9,005			–		–
Payable for investment securities purchased on a forward – commitment basis (note 2)	10,846,147	–	–	–			–		–
Payable to Adviser	204,567	80,311	213,399	91,755			148,214		51,539
Accrued expenses	121,872	80,973	99,599	89,967			59,832		78,126
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	2,157,949			–		–
Total liabilities	11,222,382	2,637,386	700,918	2,381,386			1,790,086		129,665
Net assets applicable to outstanding capital stock	$372,664,926	$233,691,175	$687,395,915	$124,248,555			$192,349,131		$84,822,827
Represented by:
Paid in capital**	$348,613,196	$99,194,342	$197,453,935	$105,787,714			$184,833,910		$84,863,320
Retained earnings (deficit)	24,051,730	134,496,833	489,941,980	18,460,841			7,515,221		(40,493)
Total	$372,664,926	$233,691,175	$687,395,915	$124,248,555			$192,349,131		$84,822,827
Net assets by class:
Class 1	$5,860,109	$16,862,730	$107,881,248	$990,757		$	N/A	$	N/A
Class 2	366,804,817	216,828,445	579,514,667	123,257,798			192,349,131		84,822,827
Net asset value per share of outstanding capital stock by class:
Class 1	2.163	3.787	7.824	2.509			N/A		N/A
Class 2	2.128	3.727	7.698	2.468			11.501		1.000
* Identified cost
Unaffiliated issuers	$369,733,162	$155,391,957	$295,605,013	$104,211,048			$116,185,979		$84,577,905
Affiliated issuers	–	–	–	–			72,000,000		–
** Shares outstanding by class:
Class 1	2,709,592	4,452,296	13,789,282	394,953			N/A		N/A
Class 2	172,369,443	58,182,734	75,283,325	49,939,751			16,724,293		84,865,386

(a)  An amount of $869,711 has been segregated to collateralize margin requirements for open centrally cleared swaps outstanding at June 30, 2015 for SFT Advantus International Bond Fund.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$102,488,465	$136,015,234		$501,978,846		$192,932,679	$143,724,931		$224,896,076
Affiliated issuers (note 8)	–	–		–		–	–		–
Cash in bank on demand deposit	6,498	–		–		–	6,417		7,450
Foreign currency in bank on deposit (identified cost $1,782,323 and $5,609 for SFT Advantus International Bond Fund and SFT T. Rowe Price Value Fund)	–	–		–		–	–		5,615
Receivable for Fund shares sold	7,915	43,890		–		–	–		–
Receivable for investment securities sold (including paydowns)	2,689	334,985		–		409,542	971,964		2,137,438
Receivable for investment securities sold on a forward – commitment basis (note 2)	–	–		–		–	–		–
Dividends and accrued interest receivable	307,584	452,678		161,805		37,212	106,934		327,806
Receivable for refundable foreign income taxes withheld	–	–		–		–	–		–
Receivable from Adviser (note 4)	–	–		–		–	–		–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–		–		–	–		–
Variation margin receivable	–	–		–		–	–		–
Prepaid expenses	2,805	2,806		2,806		2,806	2,806		2,806
Total assets	102,815,956	136,849,593		502,143,457		193,382,239	144,813,052		227,377,191
Liabilities
Bank overdraft	–	–		–		–	–		–
Payable for Fund shares repurchased	11,984	–		105,437		11,889	134,309		20,355
Payable for investment securities purchased	344,485	1,050,219		–		–	–		1,778,725
Payable for investment securities purchased on a forward – commitment basis (note 2)	4,773,606	–		–		–	–		518,245
Payable to Adviser	61,814	112,994		390,979		181,123	117,345		182,339
Accrued expenses	75,277	71,968		85,284		72,562	135,943		84,940
Unrealized depreciation on forward foreign currency contracts held, at value	–	–		–		–	–		–
Total liabilities	5,267,166	1,235,181		581,700		265,574	387,597		2,584,604
Net assets applicable to outstanding capital stock	$97,548,790	$135,614,412		$501,561,757		$193,116,665	$144,425,455		$224,792,587
Represented by:
Paid in capital**	$117,619,662	$71,284,695		$417,484,069		$163,436,650	$122,734,727		$203,826,167
Retained earnings (deficit)	(20,070,872)	64,329,717		84,077,688		29,680,015	21,690,728		20,966,420
Total	$97,548,790	$135,614,412		$501,561,757		$193,116,665	$144,425,455		$224,792,587
Net assets by class:
Class 1	$862,901	$5,748,950	$	N/A	$	N/A	$604,921	$	N/A
Class 2	96,685,889	129,865,462		501,561,757		193,116,665	143,820,534		224,792,587
Net asset value per share of outstanding capital stock by class:
Class 1	1.858	3.880		N/A		N/A	11.662		N/A
Class 2	1.828	3.817		11.833		11.773	11.628		10.947
* Identified cost
Unaffiliated issuers	$100,889,333	$123,186,778		$420,956,930		$161,417,632	$133,489,265		$210,790,905
Affiliated issuers	–	–		–		–	–		–
** Shares outstanding by class:
Class 1	464,337	1,481,862		N/A		N/A	51,872		N/A
Class 2	52,878,898	34,022,695		42,388,053		16,404,026	12,368,120		20,534,857

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2015

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Fund	SFT Advantus Money Market Fund
Investment Income
Interest (net of foreign withholding taxes of $103,460 and $455 for SFT Advantus International Bond Fund and SFT Advantus Managed Volatility Fund)[1]	$6,662,786	$–	$82	$2,076,526	$1,012,739	$35,575
Unaffiliated Dividends (net of foreign withholding taxes of $1,008, $57,254, $5,125 and $21,935, respectively for SFT Advantus Index 500 Fund, SFT IvySM Growth Fund, SFT Pyramis® Core Equity Fund and SFT T. Rowe Price Value Fund)	237	1,776,033	6,913,571	817	109,301	–
Total investment income	6,663,023	1,776,033	6,913,653	2,077,343	1,122,040	35,575
Expenses (note 4):
Investment advisory fee	747,209	176,638	506,861	374,393	536,150	123,098
Rule 12b-1 fees – class 2	459,952	274,212	731,168	154,802	206,211	102,581
Shareholder servicing fee	86,118	40,913	75,474	42,731	28,399	44,799
Audit and accounting services	25,264	23,890	24,486	26,406	24,303	31,257
Administrative services fee	19,971	15,353	15,353	22,474	12,989	22,473
Legal fees	13,643	9,492	9,492	9,492	9,492	10,627
Custodian fees	6,625	5,269	10,718	66,475	1,848	3,386
Printing and shareholder reports	5,950	5,950	5,760	5,950	5,950	5,950
Trustee's fees	9,884	9,884	9,884	9,884	9,884	9,884
S&P Licensing fee	–	16,059	32,340	–	–	–
Insurance	4,060	4,060	4,060	4,060	4,060	4,060
Other	4,795	3,857	8,980	6,318	1,041	2,051
Total expenses before fees waived	1,383,471	585,577	1,434,576	722,985	840,327	360,166
Less fees waived (note 4)	–	–	–	–	(180,450)	(324,591)
Total expenses net of fees waived	1,383,471	585,577	1,434,576	722,985	659,877	35,575
Investment income – net	5,279,552	1,190,456	5,479,077	1,354,358	462,163	–
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	1,737,466	13,304,341	12,691,931	(1,435,622)	6,591	(29)
Affiliated issuers (note 8)	–	–	–	–	–	–
Swaps	–	–	–	(120,082)	–	–
Foreign currency transactions	–	–	–	5,559,748	–	–
Net increase from litigation payments	–	17	31,255	–	–	–
Futures transactions	(326,613)	256,725	396,607	–	367,514	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(4,979,637)	(5,408,254)	(11,586,884)	(4,222,799)	(1,932,956)	–
Affiliated issuers (note 8)	–	–	–	–	492,915	–
Swaps	–	–	–	384,912	–	–
Translation of assets and liabilities in foreign currency	–	–	–	(2,076,031)	–	–
Futures transactions	376,098	(159,077)	(245,246)	–	(1,560,562)	–
Net gains (losses) on investments	(3,192,686)	7,993,752	1,287,663	(1,909,874)	(2,626,498)	(29)
Net increase (decrease) in net assets resulting from operations	$2,086,866	$9,184,208	$6,766,740	$(555,516)	$(2,164,335)	$(29)

1  All income is from unaffiliated issuers.

2  The Fund commenced operations on May 1, 2014.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund[2]	SFT IvySM Small Cap Growth Fund[2]	SFT Pyramis® Core Equity Fund[2]	SFT T. Rowe Price Value Fund[2]
Investment Income
Interest (net of foreign withholding taxes of $103,460 and $455 for SFT Advantus International Bond Fund and SFT Advantus Managed Volatility Fund)[1]	$1,424,273	$–	$23,183	$22,147	$11,670	$13,759
Unaffiliated Dividends (net of foreign withholding taxes of $1,008, $57,254, $5,125 and $21,935, respectively for SFT Advantus Index 500 Fund, SFT IvySM Growth Fund, SFT Pyramis® Core Equity Fund and SFT T. Rowe Price Value Fund)	1,399	2,168,840	2,252,359	413,310	979,193	2,334,835
Total investment income	1,425,672	2,168,840	2,275,542	435,457	990,863	2,348,594
Expenses (note 4):
Investment advisory fee	196,873	522,844	1,687,494	780,287	465,132	765,639
Rule 12b-1 fees – class 2	121,996	179,372	630,472	229,496	178,052	285,686
Shareholder servicing fee	31,103	35,790	55,932	19,272	32,310	20,813
Audit and accounting services	27,814	21,439	19,605	19,318	20,360	19,318
Administrative services fee	18,494	15,769	12,969	12,969	12,969	12,969
Legal fees	11,286	9,492	9,492	9,492	9,492	9,492
Custodian fees	4,336	3,935	3,125	4,202	9,647	20,090
Printing and shareholder reports	5,950	5,950	5,897	5,897	5,897	5,897
Trustee's fees	9,884	9,884	9,884	9,884	9,884	9,884
S&P Licensing fee	–	–	–	–	–	–
Insurance	4,060	4,060	4,060	4,060	4,060	4,060
Other	1,968	2,610	6,092	2,710	2,506	3,343
Total expenses before fees waived	433,764	811,145	2,445,022	1,097,587	750,309	1,157,191
Less fees waived (note 4)	–	–	–	–	–	–
Total expenses net of fees waived	433,764	811,145	2,445,022	1,097,587	750,309	1,157,191
Investment income – net	991,908	1,357,695	(169,480)	(662,130)	240,554	1,191,403
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	308,358	8,903,653	4,945,656	(72,381)	6,300,991	5,410,021
Affiliated issuers (note 8)	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Foreign currency transactions	–	–	(911)	–	–	169
Net increase from litigation payments	–	–	–	–	–	–
Futures transactions	74,902	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(213,788)	(18,495,183)	20,793,585	16,572,708	(290,867)	(4,204,349)
Affiliated issuers (note 8)	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	(182)	–	–	(490)
Futures transactions	(22,451)	–	–	–	–	–
Net gains (losses) on investments	147,021	(9,591,530)	25,738,148	16,500,327	6,010,124	1,205,351
Net increase (decrease) in net assets resulting from operations	$1,138,929	$(8,233,835)	$25,568,668	$15,838,197	$6,250,678	$2,396,754

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2015 and year or period ended December 31, 2014

(Unaudited)

	SFT Advantus Bond Fund		SFT Advantus Index 400 Mid-Cap Fund		SFT Advantus Index 500 Fund
	2015	2014	2015	2014	2015	2014
Operations:
Investment income – net	$5,279,552	$10,490,438	$1,190,456	$2,074,322	$5,479,077	$9,416,510
Net realized gains (losses) on investments	1,410,853	5,323,640	13,561,083	18,528,096	13,119,793	20,406,066
Net change in unrealized appreciation or depreciation of investments	(4,603,539)	6,751,632	(5,567,331)	(190,675)	(11,832,130)	44,983,090
Net increase (decrease) in net assets resulting from operations	2,086,866	22,565,710	9,184,208	20,411,743	6,766,740	74,805,666
Capital stock transactions:
Proceeds from sales
Class 1	748,252	1,088,939	1,261,438	2,793,272	47,404,421	20,039,931
Class 2	5,142,164	10,539,299	2,033,282	2,307,433	6,652,228	12,078,003
Payments for redemption of shares
Class 1	(321,274)	(401,562)	(437,961)	(1,485,358)	(1,262,142)	(1,619,213)
Class 2	(9,319,324)	(19,911,931)	(12,072,655)	(18,990,276)	(18,606,045)	(35,689,410)
Increase (decrease) in net assets from capital stock transactions	(3,750,182)	(8,685,255)	(9,215,896)	(15,374,929)	34,188,462	(5,190,689)
Total increase (decrease) in net assets	(1,663,316)	13,880,455	(31,688)	5,036,814	40,955,202	69,614,977
Net assets at beginning of period	374,328,242	360,447,787	233,722,863	228,686,049	646,440,713	576,825,736
Net assets at end of period	$372,664,926	$374,328,242	$233,691,175	$233,722,863	$687,395,915	$646,440,713
Capital share transactions:
Proceeds from sales
Class 1	342,698	517,670	333,298	807,007	6,075,799	2,759,483
Class 2	2,401,286	5,132,108	542,913	676,065	859,003	1,673,196
Net change from capital transactions	2,743,984	5,649,778	876,211	1,483,072	6,934,802	4,432,679
Payments for redemption of shares
Class 1	(147,539)	(192,513)	(116,815)	(422,915)	(159,177)	(220,570)
Class 2	(4,336,592)	(9,619,309)	(3,239,497)	(5,564,536)	(2,398,855)	(5,063,900)
Net change from capital transactions	(4,484,131)	(9,811,822)	(3,356,312)	(5,987,451)	(2,558,032)	(5,284,470)

See accompanying notes to financial statements.

	SFT Advantus International Bond Fund		SFT Advantus Managed Volatility Fund		SFT Advantus Money Market Fund
	2015	2014	2015	2014	2015	2014
Operations:
Investment income – net	$1,354,358	$3,465,787	$462,163	$279,917	$–	$–
Net realized gains (losses) on investments	4,004,044	1,876,438	374,105	2,833,438	(29)	–
Net change in unrealized appreciation or depreciation of investments	(5,913,918)	(3,103,056)	(3,000,603)	3,450,672	–	–
Net increase (decrease) in net assets resulting from operations	(555,516)	2,239,169	(2,164,335)	6,564,027	(29)	–
Capital stock transactions:
Proceeds from sales
Class 1	83,387	206,840	–	–	–	–
Class 2	2,256,074	2,419,289	64,498,096	72,364,610	9,218,733	25,862,636
Payments for redemption of shares
Class 1	(27,186)	(38,489)	–	–	–	–
Class 2	(2,620,177)	(9,355,978)	(1,031,400)	(812,666)	(11,300,241)	(28,381,528)
Increase (decrease) in net assets from capital stock transactions	(307,902)	(6,768,338)	63,466,696	71,551,944	(2,081,508)	(2,518,892)
Total increase (decrease) in net assets	(863,418)	(4,529,169)	61,302,361	78,115,971	(2,081,537)	(2,518,892)
Net assets at beginning of period	125,111,973	129,641,142	131,046,770	52,930,799	86,904,364	89,423,256
Net assets at end of period	$124,248,555	$125,111,973	$192,349,131	$131,046,770	$84,822,827	$86,904,364
Capital share transactions:
Proceeds from sales
Class 1	32,945	81,804	–	–	–	–
Class 2	908,214	975,387	5,517,136	6,435,831	9,218,733	25,862,637
Net change from capital transactions	941,159	1,057,191	5,517,136	6,435,831	9,218,733	25,862,637
Payments for redemption of shares
Class 1	(10,775)	(15,250)	–	–	–	–
Class 2	(1,052,712)	(3,766,044)	(87,412)	(73,605)	(11,300,241)	(28,381,528)
Net change from capital transactions	(1,063,487)	(3,781,294)	(87,412)	(73,605)	(11,300,241)	(28,381,528)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2015 and year or period ended December 31, 2014

(Unaudited)

	SFT Advantus Mortgage Securities Fund		SFT Advantus Real Estate Securities Fund		SFT IvySM Growth Fund[1]
	2015	2014	2015	2014	2015	2014
Operations:
Investment income – net	$991,908	$1,451,377	$1,357,695	$1,919,833	$(169,480)	$511,542
Net realized gains (losses) on investments	383,260	1,180,902	8,903,653	23,652,204	4,944,745	(2,230,926)
Net change in unrealized appreciation or depreciation of investments	(236,239)	2,845,918	(18,495,183)	10,027,900	20,793,403	60,228,404
Net increase (decrease) in net assets resulting from operations	1,138,929	5,478,197	(8,233,835)	35,599,937	25,568,668	58,509,020
Capital stock transactions:
Proceeds from sales
Class 1	72,697	101,479	751,519	937,065	–	–
Class 2	1,993,942	3,621,084	10,983,403	13,531,097	3,036,784	481,022,463
Payments for redemption of shares
Class 1	(32,701)	(331,640)	(145,100)	(379,801)	–	–
Class 2	(3,785,248)	(7,263,304)	(14,621,251)	(19,274,268)	(27,618,383)	(38,956,795)
Increase (decrease) in net assets from capital stock transactions	(1,751,310)	(3,872,381)	(3,031,429)	(5,185,907)	(24,581,599)	442,065,668
Total increase (decrease) in net assets	(612,381)	1,605,816	(11,265,264)	30,414,030	987,069	500,574,688
Net assets at beginning of period	98,161,171	96,555,355	146,879,676	116,465,646	500,574,688	–
Net assets at end of period	$97,548,790	$98,161,171	$135,614,412	$146,879,676	$501,561,757	$500,574,688
Capital share transactions:
Proceeds from sales
Class 1	38,971	56,585	179,663	255,827	–	–
Class 2	1,086,424	2,044,593	2,612,512	3,874,913	258,131	48,099,534
Net change from capital transactions	1,125,395	2,101,178	2,792,175	4,130,740	258,131	48,099,534
Payments for redemption of shares
Class 1	(17,534)	(182,696)	(33,986)	(100,919)	–	–
Class 2	(2,057,984)	(4,106,052)	(3,527,261)	(5,260,831)	(2,354,026)	(3,615,586)
Net change from capital transactions	(2,075,518)	(4,288,748)	(3,561,247)	(5,361,750)	(2,354,026)	(3,615,586)

1  The Fund commenced operations on May 1, 2014.

See accompanying notes to financial statements.

	SFT IvySM Small Cap Growth Fund[1]		SFT Pyramis® Core Equity Fund[1]		SFT T. Rowe Price Value Fund[1]
	2015	2014	2015	2014	2015	2014
Operations:
Investment income – net	$(662,130)	$(831,705)	$240,554	$479,471	$1,191,403	$1,711,314
Net realized gains (losses) on investments	(72,381)	(268,816)	6,300,991	4,434,046	5,410,190	(1,450,499)
Net change in unrealized appreciation or depreciation of investments	16,572,708	14,942,339	(290,867)	10,526,533	(4,204,839)	18,308,851
Net increase (decrease) in net assets resulting from operations	15,838,197	13,841,818	6,250,678	15,440,050	2,396,754	18,569,666
Capital stock transactions:
Proceeds from sales
Class 1	–	–	36,203	633,044	–	–
Class 2	1,997,839	177,134,855	5,300,348	144,294,431	1,063,629	230,523,628
Payments for redemption of shares
Class 1	–	–	(124,221)	(38,980)	–	–
Class 2	(7,003,619)	(8,692,425)	(8,972,075)	(18,394,023)	(11,870,074)	(15,891,016)
Increase (decrease) in net assets from capital stock transactions	(5,005,780)	168,442,430	(3,759,745)	126,494,472	(10,806,445)	214,632,612
Total increase (decrease) in net assets	10,832,417	182,284,248	2,490,933	141,934,522	(8,409,691)	233,202,278
Net assets at beginning of period	182,284,248	–	141,934,522	–	233,202,278	–
Net assets at end of period	$193,116,665	$182,284,248	$144,425,455	$141,934,522	$224,792,587	$233,202,278
Capital share transactions:
Proceeds from sales
Class 1	–	–	3,110	63,118	–	–
Class 2	169,471	17,711,636	456,737	14,422,514	96,885	23,044,990
Net change from capital transactions	169,471	17,711,636	459,847	14,485,632	96,885	23,044,990
Payments for redemption of shares
Class 1	–	–	(10,692)	(3,664)	–	–
Class 2	(627,715)	(849,366)	(782,352)	(1,728,779)	(1,082,887)	(1,524,131)
Net change from capital transactions	(627,715)	(849,366)	(793,044)	(1,732,443)	(1,082,887)	(1,524,131)

Securian Funds Trust
Financial Highlights

SFT Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.148		$2.016	$2.024	$1.880	$1.736	$1.583
Income from investment operations:
Net investment income (a)	.033		.064	.060	.055	.045	.067
Net gains (losses) (both realized and unrealized)	(.018)		.068	(.068)	.089	.099	.086
Total from investment operations	.015		.132	(.008)	.144	.144	.153
Net asset value, end of period	$2.163		$2.148	$2.016	$2.024	$1.880	$1.736
Total return (b)	0.67%		6.56%	(0.40)%	7.69%	8.30%	9.69%
Net assets, end of period (in thousands)	$5,860		$5,402	$4,414	$3,156	$421	$331
Ratios to average net assets:
Expenses (c)	.49	%(d)	.49%	.51%	.51%	.50%	.50%
Net investment income	3.07	%(d)	3.07%	2.96%	2.77%	2.48%	3.94%
Portfolio turnover rate (excluding short-term securities)	95.1%		193.5%	235.8%	205.5%	270.5%	247.1%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.117		$1.991	$2.004	$1.866	$1.727	$1.579
Income from investment operations:
Net investment income (a)	.030		.058	.054	.047	.041	.064
Net gains (losses) (both realized and unrealized)	(.019)		.068	(.067)	.091	.098	.084
Total from investment operations	.011		.126	(.013)	.138	.139	.148
Net asset value, end of period	$2.128		$2.117	$1.991	$2.004	$1.866	$1.727
Total return (b)	0.54%		6.29%	(0.65)%	7.42%	8.03%	9.41%
Net assets, end of period (in thousands)	$366,805		$368,926	$356,034	$360,115	$359,289	$365,923
Ratios to average net assets:
Expenses (c)	.74	%(d)	.74%	.76%	.76%	.75%	.75%
Net investment income	2.82	%(d)	2.82%	2.71%	2.41%	2.26%	3.79%
Portfolio turnover rate (excluding short-term securities)	95.1%		193.5%	235.8%	205.5%	270.5%	247.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$3.640		$3.324	$2.497	$2.124	$2.168	$1.717
Income from investment operations:
Net investment income (a)	.023		.040	.034	.040	.021	.019
Net gains (losses) (both realized and unrealized)	.124		.276	.793	.333	(.065)	.432
Total from investment operations	.147		.316	.827	.373	(.044)	.451
Net asset value, end of period	$3.787		$3.640	$3.324	$2.497	$2.124	$2.168
Total return (b)	4.06%		9.51%	33.11%	17.54%	(2.02)%	26.24%
Net assets, end of period (in thousands)	$16,863		$15,418	$12,802	$6,656	$249	$179
Ratios to average net assets:
Expenses (c)	.26	%(d)	.25%	.28%	.31%	.29%	.31%
Net investment income	1.25	%(d)	1.15%	1.15%	1.65%	1.09%	1.02%
Portfolio turnover rate (excluding short-term securities)	8.0%		12.0%	9.3%	8.0%	16.3%	13.2%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$3.586		$3.283	$2.472	$2.109	$2.157	$1.713
Income from investment operations:
Net investment income (a)	.018		.030	.025	.023	.015	.014
Net gains (losses) (both realized and unrealized)	.123		.273	.786	.340	(.063)	.430
Total from investment operations	.141		.303	.811	.363	(.048)	.444
Net asset value, end of period	$3.727		$3.586	$3.283	$2.472	$2.109	$2.157
Total return (b)	3.93%		9.24%	32.78%	17.24%	(2.26)%	25.93%
Net assets, end of period (in thousands)	$216,828		$218,305	$215,884	$180,588	$165,651	$182,525
Ratios to average net assets:
Expenses (c)	.51	%(d)	.50%	.53%	.56%	.54%	.56%
Net investment income	.99	%(d)	.89%	.87%	.99%	.82%	.74%
Portfolio turnover rate (excluding short-term securities)	8.0%		12.0%	9.3%	8.0%	16.3%	13.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$7.737		$6.822	$5.167	$4.465	$4.384	$3.818
Income from investment operations:
Net investment income (a)	.073		.132	.115	.111	.083	.072
Net gains (losses) (both realized and unrealized)	.014		.783	1.540	.591	(.002)	.494
Total from investment operations	.087		.915	1.655	.702	.081	.566
Net asset value, end of period	$7.824		$7.737	$6.822	$5.167	$4.465	$4.384
Total return (b)	1.12%		13.41%	32.04%	15.71%	1.85%	14.82%
Net assets, end of period (in thousands)	$107,881		$60,909	$36,387	$11,524	$421	$252
Ratios to average net assets:
Expenses (c)	.21	%(d)	.21%	.22%	.24%	.23%	.22%
Net investment income	1.87	%(d)	1.83%	1.88%	2.19%	1.88%	1.82%
Portfolio turnover rate (excluding short-term securities)	1.5%		4.8%	4.5%	2.6%	4.6%	4.1%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$7.622		$6.737	$5.115	$4.432	$4.362	$3.809
Income from investment operations:
Net investment income (a)	.061		.110	.095	.088	.070	.061
Net gains (both realized and unrealized)	.015		.775	1.527	.595	–	.492
Total from investment operations	.076		.885	1.622	.683	.070	.553
Net asset value, end of period	$7.698		$7.622	$6.737	$5.115	$4.432	$4.362
Total return (b)	1.00%		13.13%	31.71%	15.42%	1.59%	14.54%
Net assets, end of period (in thousands)	$579,515		$585,532	$540,439	$432,694	$418,980	$452,113
Ratios to average net assets:
Expenses (c)	.46	%(d)	.46%	.47%	.49%	.48%	.47%
Net investment income	1.58	%(d)	1.56%	1.59%	1.80%	1.60%	1.55%
Portfolio turnover rate (excluding short-term securities)	1.5%		4.8%	4.5%	2.6%	4.6%	4.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.517		$2.468	$2.464	$2.115	$2.116	$1.853
Income from investment operations:
Net investment income (a)	.030		.074	.078	.086	.089	.094
Net gains (losses) (both realized and unrealized)	(.038)		(.025)	(.074)	.263	(.090)	.169
Total from investment operations	(.008)		.049	.004	.349	(.001)	.263
Net asset value, end of period	$2.509		$2.517	$2.468	$2.464	$2.115	$2.116
Total return (b)	(0.33)%		1.96%	0.17%	16.49%	(0.01)%	14.19%
Net assets, end of period (in thousands)	$991		$938	$756	$606	$395	$293
Ratios to average net assets:
Expenses (c)	.91	%(d)	.86%	.87%	.94%	.95%	.95%
Net investment income	2.42	%(d)	2.93%	3.18%	3.76%	4.07%	4.65%
Portfolio turnover rate (excluding short-term securities)	14.7%		19.3%	17.7%	38.8%	18.8%	11.0%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.479		$2.438	$2.440	$2.100	$2.105	$1.848
Income from investment operations:
Net investment income (a)	.027		.067	.071	.079	.083	.086
Net gains (losses) (both realized and unrealized)	(.038)		(.026)	(.073)	.261	(.088)	.171
Total from investment operations	(.011)		.041	(.002)	.340	(.005)	.257
Net asset value, end of period	$2.468		$2.479	$2.438	$2.440	$2.100	$2.105
Total return (b)	(0.45)%		1.70%	(0.08)%	16.20%	(0.26)%	13.90%
Net assets, end of period (in thousands)	$123,258		$124,174	$128,885	$127,590	$110,987	$111,685
Ratios to average net assets:
Expenses (c)	1.16	%(d)	1.11%	1.12%	1.19%	1.20%	1.19%
Net investment income	2.17	%(d)	2.69%	2.92%	3.51%	3.85%	4.28%
Portfolio turnover rate (excluding short-term securities)	14.7%		19.3%	17.7%	38.8%	18.8%	11.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Managed Volatility Fund

	Six months ended June 30, 2015		Year or period ended December 31,
	(unaudited)		2014	2013 (a)
Net asset value, beginning of period	$11.603		$10.731	$10.000
Income from investment operations:
Net investment income (b)	.033		.039	.008
Net gains (losses) (both realized and unrealized)	(.135)		.833	.723
Total from investment operations	(.102)		.872	.731
Net asset value, end of period	$11.501		$11.603	$10.731
Total return (c)	(0.87)%		8.12%	7.31%
Net assets, end of period (in thousands)	$192,349		$131,047	$52,931
Ratios to average net assets:
Expenses before waiver (d)	1.02	%(e)	1.19%	1.37	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80%	.80	%(e)
Net investment income	.56	%(e)	.35%	.12	%(e)
Portfolio turnover rate (excluding short-term securities)	5.4%		1.5%	32.1%

(a)  The Fund commenced operations on May 1, 2013.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Money Market Fund

	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		–	–	–	–	–
Total from investment operations	–		–	–	–	–	–
Dividends from net investment income	–		–	–	–	–	– (b)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (c)	–%		–%	–%	–%	–%	0.03%
Net assets, end of period (in thousands)	$84,823		$86,904	$89,423	$95,858	$108,115	$106,901
Ratios to average net assets:
Expenses before waiver (d)	.88	%(e)	.83%	.86%	.83%	.69%	.78%
Expenses net of waiver (d)(f)	.09	%(e)	.10%	.13%	.17%	.14%	.23%
Net investment income	–%		–%	–%	–%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Amount represents less than $0.0005 per share.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.835		$1.731	$1.761	$1.698	$1.587	$1.482
Income from investment operations:
Net investment income (a)	.021		.031	.029	.038	.025	.048
Net gains (losses) (both realized and unrealized)	.002		.073	(.059)	.025	.086	.057
Total from investment operations	.023		.104	(.030)	.063	.111	.105
Net asset value, end of period	$1.858		$1.835	$1.731	$1.761	$1.698	$1.587
Total return (b)	1.27%		6.03%	(1.73)%	3.75%	7.00%	7.02%
Net assets, end of period (in thousands)	$863		$813	$985	$521	$196	$157
Ratios to average net assets:
Expenses (c)	.63	%(d)	.63%	.68%	.68%	.63%	.62%
Net investment income	2.26	%(d)	1.73%	1.67%	2.18%	1.54%	3.08%
Portfolio turnover rate (excluding short-term securities)	96.4%		232.2%	370.7%	231.3%	241.8%	252.0%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.808		$1.709	$1.744	$1.685	$1.579	$1.479
Income from investment operations:
Net investment income (a)	.018		.026	.025	.034	.022	.046
Net gains (losses) (both realized and unrealized)	.002		.073	(.060)	.025	.084	.054
Total from investment operations	.020		.099	(.035)	.059	.106	.100
Net asset value, end of period	$1.828		$1.808	$1.709	$1.744	$1.685	$1.579
Total return (b)	1.15%		5.76%	(1.98)%	3.49%	6.73%	6.76%
Net assets, end of period (in thousands)	$96,686		$97,348	$95,570	$96,902	$105,053	$112,343
Ratios to average net assets:
Expenses (c)	.88	%(d)	.88%	.93%	.93%	.87%	.87%
Net investment income	2.01	%(d)	1.48%	1.44%	1.98%	1.34%	3.00%
Portfolio turnover rate (excluding short-term securities)	96.4%		232.2%	370.7%	231.3%	241.8%	252.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.108		$3.143	$3.100	$2.623	$2.482	$1.920
Income from investment operations:
Net investment income (a)	.044		.062	.050	.052	.031	.030
Net gains (losses) (both realized and unrealized)	(.272)		.903	(.007)	.425	.110	.532
Total from investment operations	(.228)		.965	.043	.477	.141	.562
Net asset value, end of period	$3.880		$4.108	$3.143	$3.100	$2.623	$2.482
Total return (b)	(5.56)%		30.70%	1.40%	18.20%	5.68%	29.23%
Net assets, end of period (in thousands)	$5,749		$5,489	$3,713	$2,522	$458	$308
Ratios to average net assets:
Expenses (c)	.85	%(d)	.85%	.90%	.93%	.92%	.94%
Net investment income	2.10	%(d)	1.70%	1.55%	1.75%	2.44%	1.38%
Portfolio turnover rate (excluding short-term securities)	34.9%		85.4%	39.8%	47.6%	57.7%	66.9%
	Class 2 Shares
	Six months ended June 30, 2015		Year ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.047		$3.104	$3.069	$2.603	$2.469	$1.915
Income from investment operations:
Net investment income (a)	.037		.050	.038	.034	.023	.020
Net gains (losses) (both realized and unrealized)	(.267)		.893	(.003)	.432	.111	.534
Total from investment operations	(.230)		.943	.035	.466	.134	.554
Net asset value, end of period	$3.817		$4.047	$3.104	$3.069	$2.603	$2.469
Total return (b)	(5.68)%		30.37%	1.15%	17.90%	5.42%	28.91%
Net assets, end of period (in thousands)	$129,865		$141,391	$112,753	$108,327	$98,444	$101,801
Ratios to average net assets:
Expenses (c)	1.10	%(d)	1.10%	1.15%	1.18%	1.16%	1.19%
Net investment income	1.81	%(d)	1.40%	1.18%	1.16%	2.12%	.90%
Portfolio turnover rate (excluding short-term securities)	34.9%		85.4%	39.8%	47.6%	57.7%	66.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Six months ended June 30, 2015 (unaudited)	Period ended December 31, 2014 (a)
Net asset value, beginning of period	$11.253	$10.000
Income from investment operations:
Net investment income (b)	(.004)	.011
Net gains (both realized and unrealized)	.584	1.242
Total from investment operations	.580	1.253
Net asset value, end of period	$11.833	$11.253
Total return (c)	5.15%	12.53%
Net assets, end of period (in thousands)	$501,562	$500,575
Ratios to average net assets:
Expenses (d)(e)	.97%	.96%
Net investment income (e)	(.07)%	.15%
Portfolio turnover rate (excluding short-term securities)	17.9%	44.7%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Six months ended June 30, 2015 (unaudited)	Period ended December 31, 2014 (a)
Net asset value, beginning of period	$10.810	$10.000
Income from investment operations:
Net investment income (b)	(.040)	(.048)
Net gains (both realized and unrealized)	1.003	.858
Total from investment operations	.963	.810
Net asset value, end of period	$11.773	$10.810
Total return (c)	8.90%	8.10%
Net assets, end of period (in thousands)	$193,117	$182,284
Ratios to average net assets:
Expenses (d)(e)	1.20%	1.22%
Net investment income (e)	(.72)%	(.71)%
Portfolio turnover rate (excluding short-term securities)	27.7%	115.8%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Pyramis® Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2015 (unaudited)	Period ended December 31, 2014 (a)
Net asset value, beginning of period	$11.148	$10.000
Income from investment operations:
Net investment income (b)	.034	.053
Net gains (both realized and unrealized)	.480	1.095
Total from investment operations	.514	1.148
Net asset value, end of period	$11.662	$11.148
Total return (c)	4.64%	11.48%
Net assets, end of period (in thousands)	$605	$663
Ratios to average net assets:
Expenses (d)(e)	.79%	.86%
Net investment income (e)	.60%	.74%
Portfolio turnover rate (excluding short-term securities)	44.6%	54.2%
	Class 2 Shares
	Six months ended June 30, 2015 (unaudited)	Period ended December 31, 2014 (a)
Net asset value, beginning of period	$11.129	$10.000
Income from investment operations:
Net investment income (b)	.019	.035
Net gains (both realized and unrealized)	.480	1.094
Total from investment operations	.499	1.129
Net asset value, end of period	$11.628	$11.129
Total return (c)	4.51%	11.29%
Net assets, end of period (in thousands)	$143,820	$141,272
Ratios to average net assets:
Expenses (d)(e)	1.04%	1.11%
Net investment income (e)	.33%	.49%
Portfolio turnover rate (excluding short-term securities)	44.6%	54.2%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Six months ended June 30, 2015 (unaudited)	Period ended December 31, 2014 (a)
Net asset value, beginning of period	$10.836	$10.000
Income from investment operations:
Net investment income (b)	.057	.077
Net gains (both realized and unrealized)	.054	.759
Total from investment operations	.111	.836
Net asset value, end of period	$10.947	$10.836
Total return (c)	1.03%	8.36%
Net assets, end of period (in thousands)	$224,793	$233,202
Ratios to average net assets:
Expenses (d)(e)	1.01%	1.02%
Net investment income (e)	1.04%	1.10%
Portfolio turnover rate (excluding short-term securities)	23.7%	105.1%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Notes to Financial Statements

June 30, 2015

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Money Market Fund, SFT Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, it is treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will always have two shareholders, Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life"), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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(2)  Summary of Significant Accounting Policies – (continued)

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee ("the Committee ") under the supervision of the Trust's Board of Trustees ("the Board") and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

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Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in

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Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2015, no Funds were invested in repurchase agreements.

Federal Taxes

None of the Funds in the Trust are recognized as regulated investment companies for federal income tax purposes, but instead are treated as a partnership as long as each Fund has more than one shareholder. A Fund with only a single shareholder, such as SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will be taxed as a disregarded entity for federal income tax purposes. The Funds are not required to pay federal or Delaware income taxes on their net investment income and net capital gains, as each Fund is treated as either a partnership or a disregarded entity for federal income tax purposes. All interest, dividends, gains and losses of each Fund are deemed to have been "passed through" to the shareholders in proportion to its holdings of the Fund regardless of whether such interest, dividends or gains and losses have been distributed by the Fund.

The FASB, Accounting Standards Codification 740, Income Taxes (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2015. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2012, 2013, 2014) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income, if any, for the SFT Advantus Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. As partnerships, the Funds are not required to distribute taxable income, and Funds other than SFT Advantus Money Market Fund will not distribute taxable income.

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Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2015, the SFT Advantus Bond Fund, SFT Advantus Index 400 Mid-Cap Fund, SFT Advantus Mortgage Securities Fund and SFT T. Rowe Price Value Fund had entered into outstanding, when-issued or forward commitments at fair value of $9,339,079, $408,800, $4,787,022 and $498,264, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds. The new rule amendments address potential systemic risks associated with money market funds and improve transparency for money market fund investors. The Fund will be required to comply with provisions of the money market fund reform, the majority of which will become effective in 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2015 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Advantus Bond Fund	$82,386,252	$70,096,236	$270,145,944	$284,070,458
SFT Advantus Index 400 Mid-Cap Fund	18,308,011	28,096,134	–	–
SFT Advantus Index 500 Fund	53,965,632	9,665,967	–	–
SFT Advantus International Bond Fund	10,697,682	17,222,401	–	–
SFT Advantus Managed Volatility Fund	98,762,208	5,401,210	–	1,213,638
SFT Advantus Mortgage Securities Fund	4,494,759	3,115,902	88,884,582	91,090,179
SFT Advantus Real Estate Securities Fund	51,152,654	53,276,712	–	–
SFT IvySM Growth Fund	88,381,516	100,777,054	–	–
SFT IvySM Small Cap Growth Fund	49,372,744	56,893,840	–	–
SFT Pyramis® Core Equity Fund	63,040,535	66,192,206	–	–
SFT T. Rowe Price Value Fund	53,960,371	64,617,232	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"). Under the advisory agreement, Advantus Capital manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
SFT Advantus Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT Advantus Managed Volatility Fund	0.65% of all assets

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Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Annual Fee on Net Assets
SFT Advantus Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Advantus Mortgage Securities Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Pyramis® Core Equity Fund	0.65% of all assets
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a registered investment Advisor for the SFT Advantus International Bond Fund, under which Advantus Capital pays Franklin an annual fee of 0.37% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Waddell & Reed Investment Management Company ("WRIMCO"), a registered investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Advantus Capital pays WRIMCO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Pyramis Global Advisors, LLC ("Pyramis"), a registered investment Advisor for the SFT Pyramis® Core Equity Fund, under which Advantus Capital pays Pyramis an annual fee ranging from 0.31% to 0.33% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a registered investment Advisor for the SFT T. Rowe Price Value Fund, under which Advantus Capital pays T. Rowe Price an annual fee ranging from 0.30% to 0.50% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund will be allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $6,651 to $23,729.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2015, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

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(4)  Expenses and Related Party Transactions – (continued)

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its SFT Advantus Managed Volatility Fund, SFT Advantus Money Market Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the SFT Advantus Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Money Market Fund), Advantus Capital and Securian Financial. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2015, the advisory, 12b-1 distribution and other fee waivers totaled $123,098, $102,581 and $98,912 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2015, Advantus Capital and Securian Financial have collectively waived a cumulative total of $3,779,797 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,994,086 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2016 and 2017 are $1,304,678 and $652,944 respectively. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2016, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Advantus Managed Volatility Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Managed Volatility Fund, have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2016. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement

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Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2015, the advisory waivers totaled $180,450. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2015, Advantus Capital has waived a cumulative total of $620,425 pursuant to the Agreement, of which $620,425 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2016 and 2017 are $597,396 and $354,552 respectively. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2015, the SFT Advantus Bond Fund, SFT Advantus Mortgage Securities Fund and SFT Advantus Managed Volatility Fund held illiquid securities of $13,607,892, $3,661,736 and $2,227,837, respectively, which represent 3.7%, 3.8% and 1.2% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2015:

SFT Advantus Bond Fund	Acquisition Date	Cost
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,593,938
BHN I Mortgage Fund	Various	69,485
CountryPlace Manufactured Housing Contract Trust	06/29/2005	1,754,869
FAN Engine Securitization, Ltd.	10/18/2013	588,505
Hometown Commercial Mortgage	Various	1,296,462
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	793,428
Longtrain Leasing III LLC, 2015 – 1A Class AI	01/23/2015	2,445,042
Multi Security Asset Trust	Various	2,561,223
Symetra Financial Corp.	Various	2,222,269
		$13,325,221
SFT Advantus Managed Volatility Fund	Acquisition Date	Cost
Aquarion Co.	08/19/2014	$498,038
CNH Industrial Capital LLC	06/23/2015	747,327
Longtrain Leasing III LLC, 2015 – 1A Class A2	01/23/2015	999,562
		$2,244,927
SFT Advantus Mortgage Securities Fund	Acquisition Date	Cost
BHN I Mortgage Fund	Various	$62,475
CountryPlace Manufactured Housing Contract Trust	06/29/2005	208,607
FAN Engine Securitization, Ltd.	10/18/2013	157,391
Government National Mortgage Association (GNMA)	06/17/2003	533,433
Hometown Commercial Mortgage	11/28/2006	373,777
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	255,067
Longtrain Leasing III LLC, 2015 – 1A Class AI	01/23/2015	641,166
Multi Security Asset Trust	Various	1,367,278
		$3,599,194

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Notes to Financial Statements – continued

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended June 30, 2015, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$–	$153,886,249	$–	$153,886,249
Asset-Backed Securities	–	19,527,425	–	19,527,425
Other Mortgage-Backed Securities	–	31,887,544	459,945	32,347,489
Corporate Obligations	–	156,532,744	–	156,532,744
Investment Companies	14,482,900	–	–	14,482,900
Total Investments	14,482,900	361,833,962	459,945	376,776,807
Other Financial Instruments* Futures Contracts	219,425	–	–	219,425
Liabilities
Other Financial Instruments* Futures Contracts	(5,847)	–	–	(5,847)
SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	226,353,666	–	–	226,353,666
Investment Companies	6,405,677	–	–	6,405,677
Total Investments	232,759,343	–	–	232,759,343
Liabilities
Other Financial Instruments* Futures Contracts	(135,811)	–	–	(135,811)
SFT Advantus Index 500 Fund
Assets
Common Stocks	670,853,996	–	–	670,853,996
Investment Companies	16,259,702	–	–	16,259,702
Total Investments	687,113,698	–	–	687,113,698
Liabilities
Other Financial Instruments* Futures Contracts	(271,011)	–	–	(271,011)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	$–	$77,022,350	$–	$77,022,350
Short-Term Debt Securities	–	18,956,758	–	18,956,758
Total Investments	–	95,979,108	–	95,979,108
Other Financial Instruments* Forward Foreign Currency Contracts	–	6,485,837	–	6,485,837
Interest Rate Swap Contracts	–	261,831	–	261,831
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(2,157,949)	–	(2,157,949)
Interest Rate Swap Contracts	–	(386,250)	–	(386,250)
SFT Advantus Managed Volatility Fund
Assets
Government Obligations	–	3,983,267	–	3,983,267
Asset-Backed Securities	–	983,358	–	983,358
Corporate Obligations	–	69,638,027	–	69,638,027
Investment Companies	117,872,433	–	–	117,872,433
Total Investments	117,872,433	74,604,652	–	192,477,085
Liabilities
Other Financial Instruments* Futures Contracts	(1,264,472)	–	–	(1,264,472)
SFT Advantus Money Market Fund
Assets
Commercial Paper	–	38,292,646	–	38,292,646
Corporate Bonds & Notes	–	1,499,697	–	1,499,697
U.S. Government Obligations	–	26,506,094	–	26,506,094
Other Short-Term Investments	–	2,143,931	–	2,143,931
Investment Companies	16,135,537	–	–	16,135,537
Total Investments	16,135,537	68,442,368	–	84,577,905
SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	–	80,939,473	–	80,939,473
Asset-Backed Securities	–	5,313,256	–	5,313,256
Other Mortgage-Backed Securities	–	5,559,623	707,632	6,267,255
Corporate Obligations	–	1,512,109	–	1,512,109
Investment Companies	8,456,372	–	–	8,456,372
Total Investments	8,456,372	93,324,461	707,632	102,488,465
SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	133,622,695	–	–	133,622,695
Investment Companies	2,392,539	–	–	2,392,539
Total Investments	136,015,234	–	–	136,015,234
SFT IvySM Growth Fund
Assets
Common Stocks	495,527,417	–	–	495,527,417
Investment Companies	6,451,429	–	–	6,451,429
Total Investments	501,978,846	–	–	501,978,846

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2015 using
Fund	Level 1	Level 2	Level 3	Total
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	$186,171,480	$–	$–	$186,171,480
Investment Companies	6,761,199	–	–	6,761,199
Total Investments	192,932,679	–	–	192,932,679
SFT Pyramis® Core Equity Fund
Assets
Common Stocks	143,023,399	–	–	143,023,399
Investment Companies	701,532	–	–	701,532
Total Investments	143,724,931	–	–	143,724,931
SFT T. Rowe Price Value Fund
Assets
Common Stocks	222,184,773	–	–	222,184,773
Investment Companies	2,711,303	–	–	2,711,303
Total Investments	224,896,076	–	–	224,896,076

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds' policy is to recognize transfers between the levels as of the end of the period.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period. The Funds did not hold any significant investments with unobservable inputs categorized as Level 3 as of the end of the period.

Fund	*Beginning Balance December 31, 2014	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance June 30, 2015	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2015
SFT Advantus Bond Fund
Other Mortgage Backed	$–	$–	$–	$–	$459,945	$–	$–	$459,945	$459,945
Total	–	–	–	–	459,945	–	–	459,945	459,945
SFT Advantus Mortgage Securities Fund
Other Mortgage Backed	–	–	–	–	707,632	–	–	707,632	707,632
Total	–	–	–	–	707,632	–	–	707,632	707,632

*  Level 3 at December 31, 2014 included securities with a fair value of $0.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all funds as of period end June 30, 2015.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2015	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$213,578	Variation margin receivable/payable*	$–	$213,578	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	(135,811)	Variation margin receivable/payable*	(135,811)	–	–
SFT Advantus Index 500 Fund	Futures	(271,011)	Variation margin receivable/payable*	(271,011)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	6,485,837	Unrealized appreciation on forward foreign currency contracts	–	–	6,485,837
	Foreign Currency Forwards	(2,157,949)	Unrealized depreciation on forward foreign currency contracts	–	–	(2,157,949)
	Swaps	(124,419)	Variation margin receivable/payable*	–	(124,419)	–
SFT Advantus Managed Volatility Fund	Futures	(1,264,472)	Variation margin receivable/payable*	(1,241,264)	(23,208)	–

*  Includes cumulative appreciation/depreciation of futures contracts and swaps as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2015	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(326,613)	Net realized gains (losses) from futures transactions	$–	$(326,613)	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	256,725	Net realized gains (losses) from futures transactions	256,725	–	–
SFT Advantus Index 500 Fund	Futures	396,607	Net realized gains (losses) from futures transactions	396,607	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	5,878,392	Net realized gains (losses) from foreign currency transactions	–	–	5,878,392
	Swaps	(120,082)	Net realized gains (losses) from swaps	–	(120,082)	–
SFT Advantus Managed Volatility Fund	Futures	367,514	Net realized gains (losses) from futures transactions	391,331	(23,817)	–
SFT Advantus Mortgage Securities Fund	Futures	74,902	Net realized gains (losses) from futures transactions	–	74,902	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2015	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$376,098	Net change in unrealized appreciation or depreciation on futures transactions	$–	$376,098	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	(159,077)	Net change in unrealized appreciation or depreciation on futures transactions	(159,077)	–	–
SFT Advantus Index 500 Fund	Futures	(245,246)	Net change in unrealized appreciation or depreciation on futures transactions	(245,246)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	(2,133,711)	Net change in unrealized appreciation or depreciation on foreign currency transactions	–	–	(2,133,711)
	Swaps	384,912	Net change in unrealized appreciation or depreciation on swaps transactions	–	384,912	–
SFT Advantus Managed Volatility Fund	Futures	(1,560,562)	Net change in unrealized appreciation or depreciation on futures transactions	(1,544,933)	(15,629)	–
SFT Advantus Mortgage Securities Fund	Futures	(22,451)	Net change in unrealized appreciation or depreciation on futures transactions	–	(22,451)	–

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the period ended June 30, 2015, none of the Funds derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Advantus Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under

Securian Funds Trust
Notes to Financial Statements – continued

(8)  Affiliated Ownership – (continued)

common control with the SFT Advantus Managed Volatility Fund because they share the same investment advisor, Advantus Capital, and because they are overseen by the same Board of Trustees. The SFT Advantus Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Advantus Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated SFT Advantus Index 500 Fund as of June 30, 2015 is as follows:

Fund/ Underlying Fund	Balance of Shares Held at December 31, 2014	Gross Additions	Gross Sales	Balance of Shares Held at June 30, 2015	Value at June 30, 2015	Realized Gain (Loss)	Distributions Received
SFT Advantus Managed Volatility Fund
SFT Advantus Index 500 Fund	4,145,332	5,768,905	–	9,914,237	$77,564,575	$–	$–

(9)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

Securian Funds Trust
Other Information

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 01, 2015 through June 30, 2015. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,006.70	0.49%	$2.44	$1,005.40	0.74%	$3.68
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,040.60	0.26%	1.32	1,039.30	0.51%	2.58
SFT Advantus Index 500 Fund	1,000	1,011.20	0.21%	1.05	1,010.00	0.46%	2.29
SFT Advantus International Bond Fund	1,000	996.70	0.91%	4.51	995.50	1.16%	5.74
SFT Advantus Managed Volatility Fund	1,000	NA	NA	NA	991.30	0.80%	3.95
SFT Advantus Money Market Fund	1,000	NA	NA	NA	1,000.00	0.09%	0.45
SFT Advantus Mortgage Securities Fund	1,000	1,012.70	0.63%	3.14	1,011.50	0.88%	4.39
SFT Advantus Real Estate Securities Fund	1,000	944.40	0.85%	4.10	943.20	1.10%	5.30
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,051.50	0.97%	4.93
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,089.00	1.20%	6.22
SFT Pyramis® Core Equity Fund	1,000	1,046.40	0.79%	4.01	1,045.10	1.04%	5.32
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,010.30	1.01%	5.03

Securian Funds Trust
Other Information – continued

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,022.36	0.49%	$2.46	$1,021.12	0.74%	$3.71
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,023.51	0.26%	1.30	1,022.27	0.51%	2.56
SFT Advantus Index 500 Fund	1,000	1,023.75	0.21%	1.05	1,022.51	0.46%	2.31
SFT Advantus International Bond Fund	1,000	1,020.28	0.91%	4.56	1,019.04	1.16%	5.81
SFT Advantus Managed Volatility Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Advantus Money Market Fund	1,000	NA	NA	NA	1,024.35	0.09%	0.45
SFT Advantus Mortgage Securities Fund	1,000	1,021.67	0.63%	3.16	1,020.43	0.88%	4.41
SFT Advantus Real Estate Securities Fund	1,000	1,020.58	0.85%	4.26	1,019.34	1.10%	5.51
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.98	0.97%	4.86
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.84	1.20%	6.01
SFT Pyramis® Core Equity Fund	1,000	1,020.88	0.79%	3.96	1,019.59	1.04%	5.26
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.79	1.01%	5.06

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 29, 2015. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Advantus and Franklin Advisers, Inc. (for the International Bond Fund), between Advantus and Waddell & Reed Investment Management Company (for IvySM Growth Fund) between Advantus and Waddell & Reed Investment Management Company (for IvySM Small Cap Growth Fund), between Advantus and Pyramis Global Advisors, LLC (for Pyramis® Core Equity Fund) and between Advantus and T.Rowe Price Associates, Inc. (for T.Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds".

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2014 report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Lipper. At the Trustees' direction, the 2014 report was supplemented by Advantus with updated, publicly available information.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Managed Volatility Fund are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Managed Volatility Fund invests.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

The Trustees noted that the Bond Fund has strong absolute and relative performance for the five years ended December 31, 2014. They also observed that the Mortgage Securities Fund has outperformed the Lipper peer group for the previous five years, and was in the top quartile of its peer group for the one, three and five year periods ended December 31, 2014. The Trustees observed that the Real Estate Securities Fund had underperformed its benchmark for all periods but did outperform the peer group average for the fourth quarter of 2014 and for the one and three year periods then ended. The Trustees noted that Advantus Managed Volatility Fund was the top performing fund in its peer group for the 4th quarter of 2014 and continued to perform in line with its stated objective. The Trustees observed performance in line with benchmarks (prior to Fund expenses) for the Index 500 Fund and the Index 400 Mid-Cap Fund. The Trustees also observed that, like nearly all money market funds, the Money Market Fund continued to produce no net investment returns or losses (after fee and expense waivers and reimbursements). With respect to the Sub-Advised Funds, the Trustees noted that the International Bond Fund posted outstanding returns relative to its benchmark and peers for the one, three and five year periods. The Trustees also noted that, from their inception through December 31, 2014, each of IvySM Growth Fund, IvySM Small Cap Growth Fund and Pyramis® Core Equity Fund outperformed its benchmark and performed strongly relative to its peers, and that T. Rowe Price Value Fund marginally underperformed its benchmark but had posted second quintile fourth quarter performance relative to its peers.

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 29, 2015 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

the Fund. However, the Trustees noted that Advantus is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the proposed allocation of duties and responsibilities with respect to each Sub-Advised Fund between Advantus and the Fund's sub-adviser. The Trustees noted that Advantus is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Advantus and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Advantus represents fair and appropriate compensation to Advantus for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
Julie K. Getchell 1954	Trustee since October 21, 2011

Retired; Senior Financial Consultant to Cargill's Controller's Group, Animal Nutrition Business and Tartan Program from April 2009 to July 2012; Chief Financial Officer/Senior Managing Director, La Crosse Global Fund Services from May 2005 to April 2009; Consultant, Black River Asset Management from October 2004 to May 2005; Chief Financial Officer, Prestige Resorts & Destinations LTD. from 2001 to 2003; Chief Operating Officer, Insight Investment Management, Inc. from 1996 to 2000; Chief Financial Officer, Insight Investment Management, Inc. from 1991 to 1996; Chartered Financial Analyst; CPA - inactive

Linda L. Henderson 1949	Trustee since January 25, 2007

Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees — continued
William C. Melton 1947	Trustee since April 25, 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee
Gregory S. Strong 1944	Trustee since October 21, 2011

Retired; President, Advantus Series Fund, Inc. from April 2007 to July 2011; retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc., Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2)
David M. Kuplic 1957	President since July 28, 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President, Marketview Properties IV, LLC

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued
Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003

Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties IV, LLC

Bruce P. Shay 1961	Vice President since July 28, 2011

Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

Securian Funds Trust
Trustees and Executive Officers – continued

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Trust, Vicki L. Bailey, born in 1955, has served as the Trust's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC; Vice President and Secretary, Marketview Properties, LLC and Marketview Properties II, LLC (entities holding certain real estate assets); Vice President and Secretary, Marketview Properties IV, LLC.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2015

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2015 Securian Funds Trust All rights reserved.

F34490 Rev 8-2015

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.                  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.           CONTROLS AND PROCEDURES.

(a)                                 Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: August 21, 2015